UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 is filed herewith.

(b)	Not applicable to this semi-annual report.

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Large Cap Fundamental Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $329,320,114

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Amazon.com, Inc.	9.26%
Microsoft Corp.	5.73%
Facebook, Inc., Class A	5.57%
Apple, Inc.	4.77%
Visa, Inc., Class A	4.28%
Adobe, Inc.	3.52%
UnitedHealth Group, Inc.	3.49%
Alphabet, Inc., Class C	3.05%
Thermo Fisher Scientific, Inc.	2.74%
Zoetis, Inc.	2.58%
Total	44.99%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$1,067.30	$5.14	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.89	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 99.0%

Aerospace & Defense – 1.5%

Raytheon Technologies Corp.	80,480	$4,959,178

		4,959,178

Air Freight & Logistics – 3.1%

CH Robinson Worldwide, Inc.	40,384	3,192,759

United Parcel Service, Inc., Class B	63,256	7,032,802

		10,225,561

Auto Components – 1.1%

Aptiv PLC	45,304	3,530,088

		3,530,088

Beverages – 2.2%

Anheuser-Busch InBev S.A., ADR	57,188	2,819,368

Monster Beverage Corp.(1)	65,280	4,525,210

		7,344,578

Biotechnology – 5.2%

Alexion Pharmaceuticals, Inc.(1)	42,708	4,793,546

Amgen, Inc.	32,060	7,561,672

BioMarin Pharmaceutical, Inc.(1)	37,921	4,677,176

		17,032,394

Chemicals – 1.6%

Ecolab, Inc.	26,291	5,230,594

		5,230,594

Consumer Finance – 1.4%

American Express Co.	48,823	4,647,950

		4,647,950

Entertainment – 1.6%

The Walt Disney Co.	48,039	5,356,829

		5,356,829

Equity Real Estate Investment – 2.0%

Equinix, Inc. REIT	9,247	6,494,168

		6,494,168

Food & Staples Retailing – 1.6%

Costco Wholesale Corp.	17,649	5,351,353

		5,351,353

Health Care Equipment & Supplies – 0.8%

Alcon, Inc.(1)	46,220	2,649,330

		2,649,330

Health Care Providers & Services – 3.5%

UnitedHealth Group, Inc.	38,987	11,499,216

		11,499,216

Interactive Media & Services – 8.6%

Alphabet, Inc., Class C(1)	7,112	10,053,595

Facebook, Inc., Class A(1)	80,833	18,354,749

		28,408,344

Internet & Direct Marketing Retail – 12.3%

Alibaba Group Holding Ltd., ADR(1)	28,056	6,051,679

Amazon.com, Inc.(1)	11,055	30,498,755

June 30, 2020 (unaudited)	Shares	Value

Internet & Direct Marketing Retail (continued)

Booking Holdings, Inc.(1)	2,505	$3,988,812

		40,539,246

IT Services – 8.2%

Akamai Technologies, Inc.(1)	66,169	7,086,038

Fidelity National Information Services, Inc.	41,907	5,619,310

Visa, Inc., Class A	72,987	14,098,899

		26,804,247

Life Sciences Tools & Services – 2.8%

Thermo Fisher Scientific, Inc.	24,942	9,037,484

		9,037,484

Media – 1.8%

Comcast Corp., Class A	152,532	5,945,697

		5,945,697

Pharmaceuticals – 2.6%

Zoetis, Inc.	61,901	8,482,913

		8,482,913

Professional Services – 1.7%

IHS Markit Ltd.	75,417	5,693,984

		5,693,984

Road & Rail – 1.3%

Uber Technologies, Inc.(1)	139,852	4,346,600

		4,346,600

Semiconductors & Semiconductor Equipment – 5.7%

NVIDIA Corp.	20,163	7,660,125

QUALCOMM, Inc.	75,451	6,881,886

Texas Instruments, Inc.	32,922	4,180,106

		18,722,117

Software – 17.4%

Adobe, Inc.(1)	26,590	11,574,893

Microsoft Corp.	92,704	18,866,191

Nutanix, Inc., Class A(1)	92,622	2,195,605

Palo Alto Networks, Inc.(1)	21,444	4,925,043

salesforce.com, Inc.(1)	39,350	7,371,435

Splunk, Inc.(1)	35,771	7,107,698

VMware, Inc., Class A(1)	34,320	5,314,795

		57,355,660

Specialty Retail – 4.6%

Advance Auto Parts, Inc.	34,140	4,863,243

The Home Depot, Inc.	24,673	6,180,833

Ulta Beauty, Inc.(1)	20,153	4,099,523

		15,143,599

Technology Hardware, Storage & Peripherals – 4.8%

Apple, Inc.	43,056	15,706,829

		15,706,829

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value

Trading Companies & Distributors – 1.6%

WW Grainger, Inc.	16,989	$5,337,264

		5,337,264

Total Common Stocks (Cost $254,961,887)		325,845,223

	Principal Amount	Value
Short–Term Investment – 1.1%

Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $3,735,000, due 7/1/2020(2)	$3,735,000	3,735,000

Total Repurchase Agreements (Cost $3,735,000)		3,735,000

Total Investments – 100.1% (Cost $258,696,887)		329,580,223

Liabilities in excess of other assets – (0.1)%		(260,109)

Total Net Assets – 100.0%		$329,320,114

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$3,374,500	$3,809,796

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$325,845,223	$—	$—	$325,845,223
Repurchase Agreements	—	3,735,000	—	3,735,000
Total	$325,845,223	$3,735,000	$—	$329,580,223

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$329,580,223

Cash	126

Dividends/interest receivable	84,156

Foreign tax reclaims receivable	43,722

Prepaid expenses	5,397

Total Assets	329,713,624

Liabilities

Investment advisory fees payable	170,460

Payable for fund shares redeemed	76,387

Distribution fees payable	66,779

Accrued shareholder reports fees	34,933

Accrued audit fees	13,923

Accrued custodian and accounting fees	6,395

Accrued trustees’ and officers’ fees	2,419

Accrued expenses and other liabilities	22,214

Total Liabilities	393,510

Total Net Assets	$329,320,114

Net Assets Consist of:

Paid-in capital	$232,516,738

Distributable earnings	96,803,376

Total Net Assets	$329,320,114

Investments, at Cost	$258,696,887

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,699,133

Net Asset Value Per Share	$17.61

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$1,438,895

Interest	1,181

Withholding taxes on foreign dividends	(4,863)

Total Investment Income	1,435,213

Expenses

Investment advisory fees	920,175

Distribution fees	395,260

Trustees’ and officers’ fees	54,083

Professional fees	40,034

Administrative fees	23,799

Custodian and accounting fees	21,290

Shareholder reports	18,433

Transfer agent fees	10,222

Other expenses	13,384

Total Expenses	1,496,680

Expenses recouped by Adviser	84,362

Total Expenses	1,581,042

Net Investment Income/(Loss)	(145,829)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	7,472,644

Net change in unrealized appreciation/(depreciation) on investments	13,230,764

Net Gain on Investments	20,703,408

Net Increase in Net Assets Resulting From Operations	$20,557,579

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$(145,829)	$24,341

Net realized gain/(loss) from investments	7,472,644	10,072,295

Net change in unrealized appreciation/(depreciation) on investments	13,230,764	64,386,434

Net Increase in Net Assets Resulting from Operations	20,557,579	74,483,070

Capital Share Transactions

Proceeds from sales of shares	575,451	100,269,388 [1]

Cost of shares redeemed	(41,733,524)	(48,096,100)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(41,158,073)	52,173,288

Net Increase/(Decrease) in Net Assets	(20,600,494)	126,656,358

Net Assets

Beginning of period	349,920,608	223,264,250

End of period	$329,320,114	$349,920,608

Other Information:

Shares

Sold	37,971	6,537,264

Redeemed	(2,543,740)	(3,176,006)

Net Increase/(Decrease)	(2,505,769)	3,361,258

[1]	Includes in-kind subscriptions of $90,000,216. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$16.50	$(0.01)		$1.12	$1.11	$17.61	6.73%	(4)

Year Ended 12/31/19	12.51	0.00	(5)	3.99	3.99	16.50	31.89%

Year Ended 12/31/18	12.74	0.03		(0.26)	(0.23)	12.51	(1.81)%

Year Ended 12/31/17	10.19	0.01		2.54	2.55	12.74	25.02%

Period Ended 12/31/16(6)	10.00	0.01		0.18	0.19	10.19	1.90%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$329,320	1.00%	(4)	1.00%	(4)	(0.09)%	(4)	(0.09)%	(4)	14%	(4)

349,921	1.00%		1.00%		0.01%		0.01%		44%

223,264	1.00%		1.02%		0.26%		0.24%		33%

11,946	1.00%		1.95%		0.09%		(0.86)%		51%

9,778	1.00%	(4)	3.08%	(4)	0.26%	(4)	(1.82)%	(4)	4%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. During the six months ended June 30, 2020, Park Avenue recouped previously waived or reimbursed expenses in the amount of $84,362. The amount available for potential future recoupment by Park Avenue from the Fund under the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$100,551	$47,223	$53,328

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $395,260 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $42,895,220 and $84,021,137, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Meeting Results

At a meeting held on May 14, 2020, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposals (“Proposals”) to shareholders of the Fund at a special meeting to be held on July 31, 2020 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval; and

2. To approve a new investment sub-advisory agreement between PAIA and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Fund prompted by the Transaction (defined in the Proxy Statement).

On or about June 26, 2020, shareholders of record of the Fund as of the close of business on May 22, 2020 were sent a proxy statement containing information regarding the Proposals. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposals. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was held on July 31, 2020, and each Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
16,578,518.182	1,058,741.378	1,265,095.832

Proposal 2. To approve a new investment sub-advisory agreement between PAIA and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Fund prompted by the Transaction (defined in the Proxy Statement):

Votes For	Votes Against	Abstentions
16,722,678.803	853,811.743	1,325,864.846

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Approval of New Sub-advisory Agreement with ClearBridge Investments, LLC

At a meeting of the Board held on May 14, 2020 (the “May 2020 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the proposed sub-advisory agreement between Park Avenue Institutional Advisers LLC (“PAIA” or the “Manager”) and ClearBridge Investments, LLC (“ClearBridge”) with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund (the “Proposed Sub-Advisory Agreement”) for an initial two-year term. In connection with its approval, the Board considered materials provided in advance of the May 2020 Meeting that detailed, among other things, the terms of an investment sub-advisory agreement between PAIA and ClearBridge (the “Current Sub-Advisory Agreement”), to Franklin Resources, Inc. (the “Transaction”), the post-Transaction ownership structure of ClearBridge, and the continuity of services expected to be provided by ClearBridge after the Transaction. The Board also considered the terms of the Proposed Sub-Advisory Agreement and noted that the material terms of the

Proposed Sub-Advisory Agreement were the same as those of the Current Sub-Advisory Agreement. The Board further noted that the Proposed Sub-Advisory Agreement would go into effect upon the closing of the Transaction. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the most recent renewal of the Current Sub-Advisory Agreement for ClearBridge, which occurred at a telephonic Board meeting held on March 24-25, 2020 (the “March 2020 Meeting”), as part of its considerations to approve the Proposed Sub-Advisory Agreement. The Current Sub-Advisory Agreement and the Proposed Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Current Sub-Advisory Agreement at the March 2020 Meeting, and the conclusions made by the Board when determining to renew the Current Sub-Advisory Agreement for an additional one-year term.

In connection with the annual review process and in advance of the March 2020 Meeting, the Manager and ClearBridge provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Current Sub-Advisory Agreement. Individual Trustees may have given different weight to different factors and information with respect to Current Sub-Advisory Agreement, and the Board did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Current Sub-Advisory Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Current Sub-Advisory Agreement rather than to be all-inclusive. These broad factors included, among other factors: (i) the nature, extent and quality of the services to be provided to the Funds by ClearBridge; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability of ClearBridge in connection with its relationship with the Funds; (iv) the extent to which economies of scale exist for a Fund, and the extent to which the Funds’ shareholders benefit from economies of scale; and (v) any other benefits derived by ClearBridge from its relationship with the Funds. At March 2020 Meeting, representatives of the Manager made presentations and responded to questions regarding services, fees, and other aspects of the Funds’ advisory relationships with the Manager and ClearBridge.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

In addition to the March 2020 Meeting, the Board met periodically over the course of the year since the prior annual renewal of the Current Sub-Advisory Agreement in 2019. At these meetings, representatives of the Manager furnished reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Manager and ClearBridge, and compliance and operations matters related to the Trust, the Funds, the Manager, and ClearBridge.

At the March 2020 and May 2020 Meetings, the Board received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Agreements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Manager and ClearBridge, to discuss the Agreements and the services provided by ClearBridge.

In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of the services to be provided to the Funds by ClearBridge, including its responsibilities for management of the Funds. In this regard, the Board considered ClearBridge’s role in the day-to-day management of each Fund’s portfolio. The Trustees also considered, among other things, the terms of the Proposed Sub-Advisory Agreement and the range of investment advisory services provided by ClearBridge under the oversight of the Manager. The Board also considered the Manager’s oversight of ClearBridge, which includes continuous analysis of, and regular discussions with ClearBridge about, the investment strategies and performance of the Funds, and periodic meetings with ClearBridge.

The Board also noted ClearBridge’s operations, including resources devoted to support such operations. The Board considered ClearBridge’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of ClearBridge. The Board also noted the compliance program and compliance record of ClearBridge.

The Board considered that the Transaction is not expected to result in any material changes in the services that ClearBridge provides to the Funds or any changes in the personnel providing portfolio management services to the Funds. The Board noted that ClearBridge anticipates being able to draw upon the combined resources of Legg Mason, Inc. and Franklin Resources.

Based upon these considerations, as well as those discussed below, the Board concluded, within the context of its full deliberations, that ClearBridge is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge.

The Board noted that, with respect to the Guardian Large Cap Fundamental Growth VIP Fund, the Fund’s performance was approximately equal to its peer group median for the one-year period, but lower than its peer group median for the three-year and since inception periods. The Fund’s performance was lower than its benchmark index for all the periods under review. With respect to the Guardian Small Cap Core VIP Fund, the Board noted that the Fund commenced operations on October 21, 2019 and had a short operational history. The Board considered the Fund’s performance reported in the March 2020 Meeting materials and noted that the Fund’s performance since inception was higher than its peer group median and benchmark index.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Manager discussed with the Board factors contributing to the Funds’ performance results. The Board concluded that any steps being taken by the Manager and ClearBridge to address any performance issues were satisfactory.

Costs and Profitability

The Board considered the management fees paid by the Funds to the Manager under a management agreement and evaluated the reasonableness of these fees. The Board received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were lower than its peer group medians.

The Board considered the sub-advisory fees paid under the Current Sub-Advisory Agreement and evaluated the reasonableness of those fees. The Board also considered that the fees paid to ClearBridge would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with ClearBridge at arm’s-length. The Board also received and considered estimated profitability information from ClearBridge. The Board noted that the sub-advisory fees to be paid under the Proposed Sub-Advisory Agreement would remain that same as the fees payable under the Current Sub-Advisory Agreement.

The Board received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was lower than the operating expense ratio of its respective peer group median. The Board considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Board found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by ClearBridge.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that the management fee and sub-advisory fee for Guardian Large Cap Fundamental Growth VIP Fund included breakpoints that are tiered based on growth in asset levels of the Fund. The Board noted that the management fee and sub-advisory fee for Guardian Small Cap Core VIP Fund did not offer breakpoints. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee. The Board noted that the Proposed Sub-Advisory Agreement would not result in any change in fees, breakpoints or expense limitations.

Ancillary Benefits

The Board considered the potential benefits, other than sub-advisory fees, that ClearBridge and/or its affiliates may receive because of ClearBridge’s relationship with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to ClearBridge and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Proposed Sub-Advisory Agreement.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

24

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Small Cap Core VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $271,547,479

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Gray Television, Inc.	2.43%
K12, Inc.	2.07%
Murphy USA, Inc.	1.86%
Sprouts Farmers Market, Inc.	1.73%
R1 RCM, Inc.	1.72%
HealthEquity, Inc.	1.71%
Itron, Inc.	1.69%
Quotient Ltd.	1.67%
Acadia Healthcare Co., Inc.	1.64%
NextEra Energy Partners LP	1.63%
Total	18.15%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$750.20	$4.57	1.05%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 1.0%

Cubic Corp.	54,140	$2,600,344

		2,600,344

Airlines – 1.0%

SkyWest, Inc.	83,003	2,707,558

		2,707,558

Auto Components – 0.9%

Visteon Corp.(1)	36,150	2,476,275

		2,476,275

Banks – 6.7%

Bank OZK	175,065	4,108,775

CVB Financial Corp.	118,560	2,221,814

First Interstate BancSystem, Inc., Class A	97,785	3,027,424

TriState Capital Holdings, Inc.(1)	176,960	2,780,042

WesBanco, Inc.	105,921	2,151,255

Wintrust Financial Corp.	88,459	3,858,582

		18,147,892

Beverages – 0.6%

MGP Ingredients, Inc.	48,040	1,763,308

		1,763,308

Biotechnology – 3.5%

Akebia Therapeutics, Inc.(1)	297,995	4,046,772

Amarin Corp. PLC, ADR(1)	470,476	3,255,694

Amicus Therapeutics, Inc.(1)	153,610	2,316,439

		9,618,905

Capital Markets – 1.3%

Blucora, Inc.(1)	195,197	2,229,150

PennantPark Investment Corp.	373,181	1,309,865

		3,539,015

Consumer Finance – 2.9%

Encore Capital Group, Inc.(1)	111,065	3,796,201

OneMain Holdings, Inc.	80,405	1,973,139

Oportun Financial Corp.(1)	153,434	2,062,153

		7,831,493

Containers & Packaging – 1.2%

Silgan Holdings, Inc.	98,852	3,201,816

		3,201,816

Diversified Consumer Services – 2.1%

K12, Inc.(1)	206,774	5,632,524

		5,632,524

Diversified Financial Services – 1.5%

Collier Creek Holdings, Class A(1)	290,000	3,973,000

		3,973,000

Electric Utilities – 1.0%

PNM Resources, Inc.	71,838	2,761,453

		2,761,453

June 30, 2020 (unaudited)	Shares	Value

Electronic Equipment, Instruments & Components – 3.2%

Itron, Inc.(1)	69,451	$4,601,129

Littelfuse, Inc.	12,080	2,061,211

nLight, Inc.(1)	91,536	2,037,591

		8,699,931

Energy Equipment & Services – 0.4%

Helmerich & Payne, Inc.	54,140	1,056,271

		1,056,271

Equity Real Estate Investment – 6.1%

Brandywine Realty Trust REIT	186,038	2,025,954

Kite Realty Group Trust REIT	206,672	2,384,995

Lexington Realty Trust REIT	413,724	4,364,788

Outfront Media, Inc. REIT	137,157	1,943,515

Physicians Realty Trust REIT	235,220	4,121,054

RLJ Lodging Trust REIT	185,200	1,748,288

		16,588,594

Food & Staples Retailing – 1.7%

Sprouts Farmers Market, Inc.(1)	183,253	4,689,444

		4,689,444

Food Products – 1.1%

Sanderson Farms, Inc.	26,930	3,120,918

		3,120,918

Health Care Equipment & Supplies – 1.7%

Quotient Ltd.(1)	611,625	4,526,025

		4,526,025

Health Care Providers & Services – 7.3%

Acadia Healthcare Co., Inc.(1)	177,711	4,464,100

Covetrus, Inc.(1)	192,500	3,443,825

Encompass Health Corp.	43,313	2,682,374

HealthEquity, Inc.(1)	79,139	4,643,085

R1 RCM, Inc.(1)	418,266	4,663,666

		19,897,050

Health Care Technology – 1.1%

Health Catalyst, Inc.(1)	98,580	2,875,579

		2,875,579

Hotels, Restaurants & Leisure – 1.6%

Everi Holdings, Inc.(1)	289,810	1,495,419

Texas Roadhouse, Inc.	53,510	2,813,021

		4,308,440

Household Durables – 0.9%

Helen of Troy Ltd.(1)	13,190	2,487,106

		2,487,106

Independent Power and Renewable Electricity Producers – 1.6%

NextEra Energy Partners LP	86,239	4,422,336

		4,422,336

Insurance – 1.8%

Assured Guaranty Ltd.	94,409	2,304,524

BRP Group, Inc., Class A(1)	151,950	2,624,176

		4,928,700

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2020 (unaudited)	Shares	Value

Interactive Media & Services – 1.3%

QuinStreet, Inc.(1)	329,039	$3,441,748

		3,441,748

IT Services – 7.0%

CSG Systems International, Inc.	61,920	2,562,869

EVERTEC, Inc.	142,843	4,013,888

NIC, Inc.	118,590	2,722,826

Switch, Inc., Class A	146,330	2,607,601

TTEC Holdings, Inc.	64,140	2,986,359

WNS Holdings Ltd., ADR (1)	72,695	3,996,771

		18,890,314

Life Sciences Tools & Services – 1.2%

Syneos Health, Inc.(1)	58,106	3,384,675

		3,384,675

Machinery – 2.3%

EnPro Industries, Inc.	64,125	3,160,721

Evoqua Water Technologies Corp.(1)	159,660	2,969,676

		6,130,397

Media – 2.4%

Gray Television, Inc.(1)	472,036	6,584,902

		6,584,902

Metals & Mining – 1.4%

Commercial Metals Co.	183,264	3,738,586

		3,738,586

Multi-Utilities – 1.5%

Black Hills Corp.	70,303	3,983,368

		3,983,368

Oil, Gas & Consumable Fuels – 2.2%

Brigham Minerals, Inc., Class A	156,360	1,931,046

International Seaways, Inc.	245,000	4,003,300

		5,934,346

Personal Products – 0.6%

Inter Parfums, Inc.	34,959	1,683,276

		1,683,276

Pharmaceuticals – 1.8%

Aerie Pharmaceuticals, Inc.(1)	130,944	1,932,734

Intra-Cellular Therapies, Inc.(1)	120,784	3,100,525

		5,033,259

Professional Services – 1.1%

ICF International, Inc.	45,256	2,933,946

		2,933,946

Road & Rail – 2.3%

Landstar System, Inc.	26,185	2,940,838

Marten Transport Ltd.	129,620	3,261,239

		6,202,077

Semiconductors & Semiconductor Equipment – 3.8%

Advanced Energy Industries, Inc.(1)	58,790	3,985,374

Semtech Corp.(1)	66,172	3,455,502

June 30, 2020 (unaudited)	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Tower Semiconductor Ltd.(1)	154,788	$2,954,903

		10,395,779

Software – 5.0%

2U, Inc.(1)	103,194	3,917,244

CommVault Systems, Inc.(1)	107,739	4,169,499

Pluralsight, Inc., Class A(1)	130,500	2,355,525

Rapid7, Inc.(1)	59,774	3,049,670

		13,491,938

Specialty Retail – 4.6%

Aaron’s, Inc.	90,496	4,108,518

Lithia Motors, Inc., Class A	21,151	3,200,781

Murphy USA, Inc.(1)	44,932	5,058,894

		12,368,193

Textiles, Apparel & Luxury Goods – 0.6%

Oxford Industries, Inc.	38,430	1,691,304

		1,691,304

Thrifts & Mortgage Finance – 2.5%

Essent Group Ltd.	76,002	2,756,592

Washington Federal, Inc.	155,490	4,173,352

		6,929,944

Trading Companies & Distributors – 5.0%

Foundation Building Materials, Inc.(1)	147,003	2,294,717

GATX Corp.	38,570	2,351,998

MRC Global, Inc.(1)	258,832	1,529,697

Rush Enterprises, Inc., Class A	64,145	2,659,452

Textainer Group Holdings Ltd.(1)	248,270	2,030,849

Triton International Ltd.	92,321	2,791,787

		13,658,500

Total Common Stocks (Cost $286,559,645)		268,330,529

	Principal Amount	Value
Short–Term Investment – 1.1%

Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $2,963,000, due 7/1/2020(2)	$2,963,000	2,963,000

Total Repurchase Agreements (Cost $2,963,000)		2,963,000

Total Investments – 99.9% (Cost $289,522,645)		271,293,529

Assets in excess of other liabilities – 0.1%		253,950

Total Net Assets – 100.0%		$271,547,479

(1)	Non–income–producing security.

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$2,677,000	$3,022,322

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$268,330,529	$—	$—	$268,330,529
Repurchase Agreements	—	2,963,000	—	2,963,000
Total	$268,330,529	$2,963,000	$—	$271,293,529

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$271,293,529

Cash	687

Receivable for investments sold	549,989

Dividends/interest receivable	146,053

Reimbursement receivable from adviser	4,979

Receivable for fund shares subscribed	1,842

Prepaid expenses	4,729

Total Assets	272,001,808

Liabilities

Investment advisory fees payable	155,629

Payable for fund shares redeemed	107,480

Distribution fees payable	56,387

Accrued custodian and accounting fees	36,484

Accrued trustees’ and officers’ fees	28,557

Accrued shareholder reports fees	27,449

Accrued audit fees	13,923

Accrued expenses and other liabilities	28,420

Total Liabilities	454,329

Total Net Assets	$271,547,479

Net Assets Consist of:

Paid-in capital	$313,034,025

Distributable loss	(41,486,546)

Total Net Assets	$271,547,479

Investments, at Cost	$289,522,645

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	32,515,796

Net Asset Value Per Share	$8.35

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$2,181,182

Interest	1,309

Total Investment Income	2,182,491

Expenses

Investment advisory fees	872,305

Distribution fees	316,052

Trustees’ and officers’ fees	68,825

Custodian and accounting fees	46,846

Professional fees	36,218

Administrative fees	23,640

Shareholder reports	16,588

Transfer agent fees	9,892

Other expenses	11,461

Total Expenses	1,401,827

Less: Fees waived	(74,406)

Total Expenses, Net	1,327,421

Net Investment Income/(Loss)	855,070

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(32,041,466)

Net change in unrealized appreciation/(depreciation) on investments	(42,266,012)

Net Loss on Investments	(74,307,478)

Net Decrease in Net Assets Resulting From Operations	$(73,452,408)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Period Ended 12/31/19[1]

Operations

Net investment income/(loss)	$855,070	$315,302

Net realized gain/(loss) from investments	(32,041,466)	7,613,664

Net change in unrealized appreciation/(depreciation) on investments	(42,266,012)	24,036,896

Net (Decrease)/Increase in Net Assets Resulting from Operations	(73,452,408)	31,965,862

Capital Share Transactions

Proceeds from sales of shares	46,644,549	287,630,010 [2]

Cost of shares redeemed	(12,096,153)	(9,144,381)

Net Increase in Net Assets Resulting from Capital Share Transactions	34,548,396	278,485,629

Net (Decrease)/Increase in Net Assets	(38,904,012)	310,451,491

Net Assets

Beginning of period	310,451,491	—

End of period	$271,547,479	$310,451,491

Other Information:

Shares

Sold	5,976,304	28,762,967

Redeemed	(1,355,889)	(867,586)

Net Increase	4,620,415	27,895,381

[1]	Commenced operations on October 21, 2019.

[2]	Includes in-kind subscriptions of $279,131,185. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/20	$11.13	$0.03	$(2.81)	$(2.78)	$8.35	(24.98)%

Period Ended 12/31/19(5)	10.00	0.01	1.12	1.13	11.13	11.30%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$271,547	1.05%	1.11%	0.68%	0.62%	27%

310,451	1.01%	1.09%	0.57%	0.49%	98%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $74,406.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $316,052 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $105,857,729 and $68,713,870, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the

Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Meeting Results

At a meeting held on May 14, 2020, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposals (“Proposals”) to shareholders of the Fund at a special meeting to be held on July 31, 2020 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval; and

2. To approve a new investment sub-advisory agreement between PAIA and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Fund prompted by the Transaction (defined in the Proxy Statement).

On or about June 26, 2020, shareholders of record of the Fund as of the close of business on May 22, 2020 were sent a proxy statement containing information regarding the Proposals. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposals. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was held on July 31, 2020, and each Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
28,920,895.790	1,916,091.810	1,982,503.731

Proposal 2. To approve a new investment sub-advisory agreement between PAIA and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Fund prompted by the Transaction (defined in the Proxy Statement):

Votes For	Votes Against	Abstentions
29,234,787.188	1,487,979.794	2,096,724.349

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Approval of New Sub-advisory Agreement with ClearBridge Investments, LLC

At a meeting of the Board held on May 14, 2020 (the “May 2020 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the proposed sub-advisory agreement between Park Avenue Institutional Advisers LLC (“PAIA” or the “Manager”) and ClearBridge Investments, LLC (“ClearBridge”) with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund (the “Proposed Sub-Advisory Agreement”) for an initial two-year term. In connection with its approval, the Board considered materials provided in advance of the May 2020 Meeting that detailed, among other things, the terms of an investment sub-advisory agreement between PAIA and ClearBridge (the “Current Sub-Advisory Agreement”), to Franklin Resources, Inc. (the “Transaction”), the post-Transaction ownership structure of ClearBridge, and the continuity of services expected to be provided by ClearBridge after the Transaction. The Board also considered the terms of the Proposed Sub-Advisory Agreement and noted that the material terms of the Proposed Sub-Advisory Agreement were the same as those of the Current Sub-Advisory Agreement. The Board further noted that the Proposed Sub-Advisory Agreement would go into effect upon the closing of the

Transaction. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the most recent renewal of the Current Sub-Advisory Agreement for ClearBridge, which occurred at a telephonic Board meeting held on March 24-25, 2020 (the “March 2020 Meeting”), as part of its considerations to approve the Proposed Sub-Advisory Agreement. The Current Sub-Advisory Agreement and the Proposed Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Current Sub-Advisory Agreement at the March 2020 Meeting, and the conclusions made by the Board when determining to renew the Current Sub-Advisory Agreement for an additional one-year term.

In connection with the annual review process and in advance of the March 2020 Meeting, the Manager and ClearBridge provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Current Sub-Advisory Agreement. Individual Trustees may have given different weight to different factors and information with respect to Current Sub-Advisory Agreement, and the Board did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Current Sub-Advisory Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Current Sub-Advisory Agreement rather than to be all-inclusive. These broad factors included, among other factors: (i) the nature, extent and quality of the services to be provided to the Funds by ClearBridge; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability of ClearBridge in connection with its relationship with the Funds; (iv) the extent to which economies of scale exist for a Fund, and the extent to which the Funds’ shareholders benefit from economies of scale; and (v) any other benefits derived by ClearBridge from its relationship with the Funds. At March 2020 Meeting, representatives of the Manager made presentations and responded to questions regarding services, fees, and other aspects of the Funds’ advisory relationships with the Manager and ClearBridge.

In addition to the March 2020 Meeting, the Board met periodically over the course of the year since the prior annual renewal of the Current Sub-Advisory Agreement

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

in 2019. At these meetings, representatives of the Manager furnished reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Manager and ClearBridge, and compliance and operations matters related to the Trust, the Funds, the Manager, and ClearBridge.

At the March 2020 and May 2020 Meetings, the Board received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Agreements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Manager and ClearBridge, to discuss the Agreements and the services provided by ClearBridge.

In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of the services to be provided to the Funds by ClearBridge, including its responsibilities for management of the Funds. In this regard, the Board considered ClearBridge’s role in the day-to-day management of each Fund’s portfolio. The Trustees also considered, among other things, the terms of the Proposed Sub-Advisory Agreement and the range of investment advisory services provided by ClearBridge under the oversight of the Manager. The Board also considered the Manager’s oversight of ClearBridge, which includes continuous analysis of, and regular discussions with ClearBridge about, the investment strategies and performance of the Funds, and periodic meetings with ClearBridge.

The Board also noted ClearBridge’s operations, including resources devoted to support such operations. The Board considered ClearBridge’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of ClearBridge. The Board also noted the compliance program and compliance record of ClearBridge.

The Board considered that the Transaction is not expected to result in any material changes in the services that ClearBridge provides to the Funds or any changes in the personnel providing portfolio management services to the Funds. The Board noted that ClearBridge anticipates being able to draw upon the combined resources of Legg Mason, Inc. and Franklin Resources.

Based upon these considerations, as well as those discussed below, the Board concluded, within the context of its full deliberations, that ClearBridge is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge.

The Board noted that, with respect to the Guardian Large Cap Fundamental Growth VIP Fund, the Fund’s performance was approximately equal to its peer group median for the one-year period, but lower than its peer group median for the three-year and since inception periods. The Fund’s performance was lower than its benchmark index for all the periods under review. With respect to the Guardian Small Cap Core VIP Fund, the Board noted that the Fund commenced operations on October 21, 2019 and had a short operational history. The Board considered the Fund’s performance reported in the March 2020 Meeting materials and noted that the Fund’s performance since inception was higher than its peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. The

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board concluded that any steps being taken by the Manager and ClearBridge to address any performance issues were satisfactory.

Costs and Profitability

The Board considered the management fees paid by the Funds to the Manager under a management agreement and evaluated the reasonableness of these fees. The Board received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were lower than its peer group medians.

The Board considered the sub-advisory fees paid under the Current Sub-Advisory Agreement and evaluated the reasonableness of those fees. The Board also considered that the fees paid to ClearBridge would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with ClearBridge at arm’s-length. The Board also received and considered estimated profitability information from ClearBridge. The Board noted that the sub-advisory fees to be paid under the Proposed Sub-Advisory Agreement would remain that same as the fees payable under the Current Sub-Advisory Agreement.

The Board received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was lower than the operating expense ratio of its respective peer group median. The Board considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Board found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by ClearBridge.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that the management fee and sub-advisory fee for Guardian Large Cap Fundamental Growth VIP Fund included breakpoints that are tiered based on growth in asset levels of the Fund. The Board noted that the management fee and sub-advisory fee for Guardian Small Cap Core VIP Fund did not offer breakpoints. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee. The Board noted that the Proposed Sub-Advisory Agreement would not result in any change in fees, breakpoints or expense limitations.

Ancillary Benefits

The Board considered the potential benefits, other than sub-advisory fees, that ClearBridge and/or its affiliates may receive because of ClearBridge’s relationship with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to ClearBridge and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Proposed Sub-Advisory Agreement.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

24

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Global Utilities VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GLOBAL UTILITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $76,171,446

Geographic Region Allocation[1] As of June 30, 2020

Top Ten Holdings[1] As of June 30, 2020

Holding	Country	% of Total Net Assets
Exelon Corp.	United States	8.47%
Iberdrola S.A.	Spain	7.82%
Engie S.A.	France	5.29%
Enel S.p.A.	Italy	4.76%
China Longyuan Power Group Corp. Ltd., Class H	China	4.57%
NextEra Energy, Inc.	United States	4.56%
Edison International	United States	4.47%
Pinnacle West Capital Corp.	United States	4.46%
CenterPoint Energy, Inc.	United States	4.34%
Duke Energy Corp.	United States	4.32%
Total		53.06%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$ 883.20	$4.82	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 98.1%

Bermuda – 3.7%

CK Infrastructure Holdings Ltd.	548,500	$2,826,015

		2,826,015
Brazil – 1.9%

Cia de Saneamento do Parana	256,600	1,486,818

		1,486,818
Cayman Islands – 3.4%

ENN Energy Holdings Ltd.	227,500	2,555,090

		2,555,090
China – 4.6%

China Longyuan Power Group Corp. Ltd., Class H	6,207,000	3,477,378

		3,477,378
France – 5.3%

Engie S.A.(1)	326,102	4,025,181

		4,025,181
Germany – 3.3%

E.ON SE	224,348	2,522,290

		2,522,290
Italy – 5.9%

Enel S.p.A.	421,133	3,628,132

Italgas S.p.A.	150,362	872,486

		4,500,618
Japan – 3.3%

The Kansai Electric Power Co., Inc.	149,700	1,450,522

Tokyo Gas Co. Ltd.	45,300	1,083,432

		2,533,954
Spain – 7.8%

Iberdrola S.A.	514,447	5,958,506

		5,958,506
United Kingdom – 4.3%

National Grid PLC	267,193	3,271,837

		3,271,837
United States – 54.6%

Avangrid, Inc.	27,607	1,158,942

CenterPoint Energy, Inc.	177,170	3,307,764

Duke Energy Corp.	41,161	3,288,352

Edison International	62,643	3,402,141

Eversource Energy	37,671	3,136,864

Exelon Corp.	177,848	6,454,104

FirstEnergy Corp.	54,576	2,116,457

NextEra Energy, Inc.	14,455	3,471,657

NRG Energy, Inc.	91,961	2,994,250

Pinnacle West Capital Corp.	46,388	3,399,777

Sempra Energy	26,672	3,126,759

The AES Corp.	176,144	2,552,327

Xcel Energy, Inc.	50,613	3,163,312

		41,572,706

Total Common Stocks (Cost $80,335,830)		74,730,393

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.2%

Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $876,000, due 7/1/2020(2)	$876,000	$876,000

Total Repurchase Agreements (Cost $876,000)		876,000

Total Investments – 99.3% (Cost $81,211,830)		75,606,393

Assets in excess of other liabilities – 0.7%		565,053

Total Net Assets – 100.0%		$76,171,446

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$791,500	$893,600

Legend:

TIPS — Treasury Inflation–Protected Securities

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,826,015	*	$—	$2,826,015
Brazil	1,486,818	—		—	1,486,818
Cayman Islands	—	2,555,090	*	—	2,555,090
China	—	3,477,378	*	—	3,477,378
France	—	4,025,181	*	—	4,025,181
Germany	—	2,522,290	*	—	2,522,290
Italy	—	4,500,618	*	—	4,500,618
Japan	—	2,533,954	*	—	2,533,954
Spain	—	5,958,506	*	—	5,958,506
United Kingdom	—	3,271,837	*	—	3,271,837
United States	41,572,706	—		—	41,572,706
Repurchase Agreements	—	876,000		—	876,000
Total	$43,059,524	$32,546,869		$—	$75,606,393

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$75,606,393

Cash	610

Foreign currency, at value	8

Receivable for investments sold	477,537

Dividends/interest receivable	245,280

Foreign tax reclaims receivable	32,845

Reimbursement receivable from adviser	18,391

Prepaid expenses	1,265

Total Assets	76,382,329

Liabilities

Accrued trustees’ and officers’ fees	48,137

Investment advisory fees payable	46,571

Accrued custodian and accounting fees	43,299

Distribution fees payable	15,949

Accrued shareholder reports fees	15,280

Accrued audit fees	14,919

Accrued administrative fees	11,594

Payable for fund shares redeemed	6,891

Accrued expenses and other liabilities	8,243

Total Liabilities	210,883

Total Net Assets	$76,171,446

Net Assets Consist of:

Paid-in capital	$83,158,897

Distributable loss	(6,987,451)

Total Net Assets	$76,171,446

Investments, at Cost	$81,211,830

Foreign Currency, at Cost	$9

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,397,827

Net Asset Value Per Share	$9.07

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$1,406,562

Interest	340

Withholding taxes on foreign dividends	(58,544)

Total Investment Income	1,348,358

Expenses

Investment advisory fees	279,233

Distribution fees	95,628

Trustees’ and officers’ fees	59,924

Custodian and accounting fees	46,888

Administrative fees	23,622

Professional fees	21,111

Transfer agent fees	9,872

Shareholder reports	8,697

Other expenses	3,275

Total Expenses	548,250

Less: Fees waived	(154,263)

Total Expenses, Net	393,987

Net Investment Income/(Loss)	954,371

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(2,591,863)

Net realized gain/(loss) from foreign currency transactions	(7,022)

Net change in unrealized appreciation/(depreciation) on investments	(7,547,867)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	217

Net Loss on Investments and Foreign Currency Transactions	(10,146,535)

Net Decrease in Net Assets Resulting From Operations	$(9,192,164)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets
Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Period Ended 12/31/19[1]

Operations

Net investment income/(loss)	$954,371	$236,629

Net realized gain/(loss) from investments and foreign currency transactions	(2,598,885)	23,643

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,547,650)	1,944,441

Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,192,164)	2,204,713

Capital Share Transactions

Proceeds from sales of shares	5,511,796	87,564,831 [2]

Cost of shares redeemed	(5,455,319)	(4,462,411)

Net Increase in Net Assets Resulting from Capital Share Transactions	56,477	83,102,420

Net Increase/(Decrease) in Net Assets	(9,135,687)	85,307,133

Net Assets

Beginning of period	85,307,133	—

End of period	$76,171,446	$85,307,133

Other Information:

Shares

Sold	644,048	8,756,559

Redeemed	(555,733)	(447,047)

Net Increase	88,315	8,309,512

[1]	Commenced operations on October 21, 2019.

[2]	Includes in-kind subscriptions of $52,388,634. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/20	$10.27	$0.12	$(1.32)	$(1.20)	$9.07	(11.68)%

Period Ended 12/31/19(5)	10.00	0.03	0.24	0.27	10.27	2.70%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$76,171	1.03%	1.43%	2.50%	2.10%	24%

85,307	0.89%	1.37%	1.56%	1.08%	50%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.03% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $154,263.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $95,628 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments)

amounted to $19,293,416 and $18,508,521, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Meeting Results

At a meeting held on May 14, 2020, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on July 31, 2020 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC (“PAIA” or the “Manager”), under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers without obtaining shareholder approval.

On or about June 26, 2020, shareholders of record of the Fund as of the close of business on May 22, 2020 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on July 31, 2020, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
7,471,583.711	471,712.275	528,906.148

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian U.S. Government Securities VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $239,563,563

Bond Sector Allocation[1] As of June 30, 2020

Bond Quality Allocation[2] As of June 30, 2020

1

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	21.02%
Federal Home Loan Banks	2.375%	9/10/2021	6.63%
U.S. Treasury Note	1.750%	7/15/2022	6.07%
CGRBS Commercial Mortgage Trust	3.703%	3/13/2035	2.88%
Federal Farm Credit Banks Funding Corp.	1.600%	1/21/2022	2.88%
Federal Farm Credit Banks Funding Corp.	1.625%	12/27/2021	2.88%
Freddie Mac Multifamily Structured Pass-Through Certificates	3.117%	6/25/2027	2.84%
Federal National Mortgage Association	3.500%	3/1/2034	2.63%
Freddie Mac Multifamily Structured Pass-Through Certificates	3.224%	3/25/2027	2.61%
Federal National Mortgage Association	3.500%	10/1/2049	2.43%
Total			52.87%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$1,051.00	$3.82	0.75%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 35.0%

Fannie Mae ACES 2015-M17 A2 2.917% due 11/25/2025(1)(2)	$3,208,594	$3,507,375

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2050	4,845,829	5,107,132
3.00% due 5/1/2050	4,954,827	5,222,007

Federal National Mortgage Association 3.50% due 3/1/2034	6,002,776	6,304,046
3.50% due 8/1/2049	4,194,618	4,409,141
3.50% due 10/1/2049	5,543,840	5,827,950
4.00% due 12/1/2048	3,493,736	3,698,270
4.00% due 5/1/2049	4,424,609	4,686,769

Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2 2.51% due 11/25/2022	2,865,000	2,979,643
K030 A2 3.25% due 4/25/2023(1)(2)	5,000,000	5,321,623
K032 A2 3.31% due 5/25/2023(1)(2)	2,490,000	2,670,505
K035 A2 3.458% due 8/25/2023(1)(2)	4,000,000	4,322,673
K058 A2 2.653% due 8/25/2026	1,500,000	1,642,565
K063 A2 3.43% due 1/25/2027(1)(2)	946,945	1,087,288
K064 A2 3.224% due 3/25/2027	5,500,000	6,254,447
K066 A2 3.117% due 6/25/2027	6,000,000	6,811,071
K073 A2 3.35% due 1/25/2028	4,277,000	4,950,884
K075 A2 3.65% due 2/25/2028(1)(2)	4,000,000	4,706,839
K730 A2 3.59% due 1/25/2025(1)(2)	3,878,310	4,306,144

Total Agency Mortgage–Backed Securities (Cost $81,213,936)		83,816,372
Asset–Backed Securities – 9.7%

American Express Credit Account Master Trust 2019-1 A 2.87% due 10/15/2024	2,600,000	2,708,800

AmeriCredit Automobile Receivables Trust 2017-1 C 2.71% due 8/18/2022	1,250,000	1,263,613

BA Credit Card Trust 2018-A1 A1 2.70% due 7/17/2023	2,500,000	2,538,159

BlueMountain CLO Ltd. 2014-2A BR2 2.885% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	583,210

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

BMW Vehicle Lease Trust 2018-1 A4 3.36% due 3/21/2022	$1,625,000	$1,651,416

Capital One Prime Auto Receivables Trust 2020-1 A2 1.64% due 6/15/2023	2,000,000	2,017,434

CNH Equipment Trust 2017-B A4 2.17% due 4/17/2023	1,000,000	1,012,850

Discover Card Execution Note Trust 2015-A4 A4 2.19% due 4/17/2023	1,000,000	1,005,279

Enterprise Fleet Financing LLC 2020-1 A2 1.78% due 12/22/2025(3)	2,000,000	2,022,647

Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(3)	700,000	708,112

GM Financial Automobile Leasing Trust 2019-1 A3 2.98% due 12/20/2021	621,000	627,585

GM Financial Consumer Automobile 2017-1A A4 2.06% due 5/16/2023(3)	2,100,000	2,114,882

Hyundai Auto Receivables Trust 2019-A A3 2.66% due 6/15/2023	1,152,000	1,181,085

Toyota Auto Receivables Owner Trust 2018-A A3 2.35% due 5/16/2022	788,926	795,625

Verizon Owner Trust 2019-A A1A 2.93% due 9/20/2023	1,345,000	1,384,407

Volkswagen Auto Loan Enhanced Trust 2018-1 A4 3.15% due 7/22/2024	700,000	721,608

Voya CLO Ltd. 2016-3A A3R 2.885% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	925,000	897,775

Total Asset–Backed Securities (Cost $23,000,292)		23,234,487
Corporate Bonds & Notes – 1.5%

Commercial Banks – 1.0%

Bank of America Corp. 2.881% (2.881% fixed rate until 4/24/2022; LIBOR 3 Month + 1.021% thereafter) due 4/24/2023(2)	650,000	673,779

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)

JPMorgan Chase & Co. 3.875% due 2/1/2024	$1,500,000	$1,663,078

		2,336,857
Retail – 0.5%

Walmart, Inc. 3.30% due 4/22/2024	1,250,000	1,373,771

		1,373,771

Total Corporate Bonds & Notes (Cost $3,590,911)		3,710,628
Non–Agency Mortgage–Backed Securities – 9.2%

BAMLL Commercial Mortgage Securities Trust 2015-200P A 3.218% due 4/14/2033(3)	450,000	480,078

CGRBS Commercial Mortgage Trust 2013-VN05 A 3.369% due 3/13/2035(3)	2,000,000	2,111,020
2013-VN05 B 3.703% due 3/13/2035(1)(2)(3)	6,500,000	6,898,555

Commercial Mortgage Trust 2013-WWP B 3.726% due 3/10/2031(3)	3,075,000	3,289,259
2013-WWP C 3.544% due 3/10/2031(3)	1,500,000	1,598,005
2013-WWP D 3.898% due 3/10/2031(3)	1,397,000	1,500,107

Four Times Square Trust Commercial Mortgage Pass-Through Certificates 2006-4TS C 5.452% due 12/13/2028(3)	2,500,000	2,522,595

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	1,410,000	1,534,081

JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 A3 3.507% due 5/15/2045	998,705	1,030,443

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,000,000	1,061,193

Total Non–Agency Mortgage–Backed Securities (Cost $21,714,647)		22,025,336
U.S. Government Agencies – 14.5%

Federal Farm Credit Banks Funding Corp.
1.625% due 12/27/2021	6,750,000	6,892,237
1.60% due 1/21/2022	6,750,000	6,895,475
1.21% due 3/3/2025	5,000,000	5,173,888

Federal Home Loan Banks 2.375% due 9/10/2021	15,500,000	15,884,389

Total U.S. Government Agencies (Cost $34,317,252)		34,845,989

June 30, 2020 (unaudited)	Principal Amount	Value
U.S. Government Securities – 28.2%

U.S. Treasury Note
1.375% due 10/15/2022	$2,500,000	$2,568,554
1.50% due 9/30/2024	47,800,000	50,346,844
1.75% due 7/15/2022	14,100,000	14,553,293

Total U.S. Government Securities (Cost $64,520,928)		67,468,691
Short–Term Investment – 1.3%

Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $3,005,000, due 7/1/2020(4)	3,005,000	3,005,000

Total Repurchase Agreements (Cost $3,005,000)		3,005,000

Total Investments(5) – 99.4% (Cost $231,362,966)		238,106,503

Assets in excess of other liabilities(6) – 0.6%		1,457,060

Total Net Assets – 100.0%		$239,563,563

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2020.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $24,726,245, representing 10.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$2,714,900	$3,065,111

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2020	590	Long	$74,067,815	$74,187,891	$120,076
U.S. Long Bond	September 2020	1	Long	177,402	178,562	1,160
U.S. Ultra 10-Year Treasury Note	September 2020	183	Long	28,688,490	28,819,641	131,151
U.S. Ultra Long Bond	September 2020	1	Long	217,183	218,156	973
Total				$103,150,890	$103,404,250	$253,360

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2020	125	Short	$(27,600,809)	$(27,603,516)	$(2,707)
U.S. 10-Year Treasury Note	September 2020	322	Short	(44,740,374)	(44,813,344)	(72,970)
Total				$(72,341,183)	$(72,416,860)	$(75,677)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$83,816,372	$—	$83,816,372
Asset–Backed Securities	—	23,234,487	—	23,234,487
Corporate Bonds & Notes	—	3,710,628	—	3,710,628
Non–Agency Mortgage–Backed Securities	—	22,025,336	—	22,025,336
U.S. Government Agencies	—	34,845,989	—	34,845,989
U.S. Government Securities	—	67,468,691	—	67,468,691
Repurchase Agreements	—	3,005,000	—	3,005,000
Total	$—	$238,106,503	$—	$238,106,503
Other Financial Instruments
Futures Contracts
Assets	$253,360	$—	$—	$253,360
Liabilities	(75,677)	—	—	(75,677)
Total	$177,683	$—	$—	$177,683

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$238,106,503

Cash	1,247

Interest receivable	844,860

Cash deposits with brokers for futures contracts	634,967

Receivable for variation margin on futures contracts	237,453

Receivable for fund shares subscribed	29,622

Reimbursement receivable from adviser	24,332

Prepaid expenses	4,208

Total Assets	239,883,192

Liabilities

Investment advisory fees payable	92,445

Distribution fees payable	49,173

Payable for fund shares redeemed	45,321

Accrued custodian and accounting fees	42,377

Accrued shareholder reports fees	26,163

Accrued trustees’ and officers’ fees	25,086

Accrued audit fees	14,802

Accrued expenses and other liabilities	24,262

Total Liabilities	319,629

Total Net Assets	$239,563,563

Net Assets Consist of:

Paid-in capital	$226,027,336

Distributable earnings	13,536,227

Total Net Assets	$239,563,563

Investments, at Cost	$231,362,966

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,794,949

Net Asset Value Per Share	$10.51

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Interest	$2,318,584

Total Investment Income	2,318,584

Expenses

Investment advisory fees	620,057

Distribution fees	329,818

Trustees’ and officers’ fees	68,180

Custodian and accounting fees	46,605

Professional fees	36,910

Administrative fees	23,638

Shareholder reports	15,779

Transfer agent fees	10,129

Other expenses	10,663

Total Expenses	1,161,779

Less: Fees waived	(172,326)

Total Expenses, Net	989,453

Net Investment Income/(Loss)	1,329,131

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	2,090,374

Net realized gain/(loss) from futures contracts	1,973,265

Net realized gain/(loss) from swap contracts	509,795

Net change in unrealized appreciation/(depreciation) on investments	7,202,606

Net change in unrealized appreciation/(depreciation) on futures contracts	485,405

Net Gain on Investments and Derivative Contracts	12,261,445

Net Increase in Net Assets Resulting From Operations	$13,590,576

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Period Ended 12/31/19[1]

Operations

Net investment income/(loss)	$1,329,131	$668,331

Net realized gain/(loss) from investments and derivative contracts	4,573,434	44,111

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	7,688,011	(766,791)

Net Increase/(Decrease) in Net Assets Resulting from Operations	13,590,576	(54,349)

Capital Share Transactions

Proceeds from sales of shares	9,738,392	278,197,027

Cost of shares redeemed	(53,768,724)	(8,139,359)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(44,030,332)	270,057,668

Net Increase/(Decrease) in Net Assets	(30,439,756)	270,003,319

Net Assets

Beginning of period	270,003,319	—

End of period	$239,563,563	$270,003,319

Other Information:

Shares

Sold	959,452	27,818,594

Redeemed	(5,168,799)	(814,298)

Net Increase/(Decrease)	(4,209,347)	27,004,296

[1]	Commenced operations on October 21, 2019.

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$10.00	$0.05	$0.46	$0.51	$10.51	5.10%

Period Ended 12/31/19(5)	10.00	0.02	(0.02)	0.00	10.00	0.00%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data

Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$239,564	0.75%	0.88%	1.01%	0.88%	33%

270,003	0.70%	0.89%	1.29%	1.10%	31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

During the six months ended June 30, 2020, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2020.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2020.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.75% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $172,326.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $329,818 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2020, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$10,901,126	$74,612,681
Sales	18,842,094	95,185,984

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of

Investments. As of June 30, 2020, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation-Protected Securities Treasury inflation-protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. As a result, it is anticipated that the use of LIBOR will be phased out by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$253,360

Liability Derivatives
Futures Contracts[1]	$(75,677)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Transactions in derivative investments for the six months ended June 30, 2020 were as follows:

Interest Rate Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$1,973,265
Swap Contracts[2]	509,795

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$485,405

Average Number of Notional Amounts
Futures Contracts[4]	635
Swap Contracts – Sell Protection	$7,714,286
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24—25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus

Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the

Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10527

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Core Plus Fixed Income VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $314,676,355

Bond Sector Allocation[1] As of June 30, 2020

Bond Quality Allocation[2] As of June 30, 2020

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
Uniform Mortgage-Backed Security	4.000%	7/1/2050	11.90%
U.S. Treasury Note	2.500%	1/31/2021	5.40%
Uniform Mortgage-Backed Security	3.500%	7/1/2050	4.55%
Uniform Mortgage-Backed Security	3.000%	7/1/2050	3.65%
U.S. Treasury Bond	2.750%	11/15/2047	3.21%
U.S. Treasury Bond	3.625%	8/15/2043	2.33%
U.S. Treasury Note	0.250%	4/15/2023	1.77%
Uniform Mortgage-Backed Security	2.500%	7/1/2050	1.62%
U.S. Treasury Bond	1.250%	5/15/2050	1.58%
Federal National Mortgage Association	3.500%	9/1/2047	1.54%
Total			37.55%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$1,035.30	$4.05	0.80%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 24.7%

Federal Home Loan Mortgage Corp. 4.00% due 10/1/2049	$811,598	$916,935

Federal National Mortgage Association 3.50% due 9/1/2047	4,073,203	4,376,485
3.50% due 9/1/2047	432,871	465,223
3.50% due 3/1/2050	2,248,213	2,417,787
4.00% due 1/1/2048	992,786	1,121,615

Uniform Mortgage-Backed Security 2.50% due 7/1/2050(1)	4,892,000	5,099,910
3.00% due 7/1/2050(1)	10,900,000	11,479,914
3.50% due 7/1/2050(1)	13,607,000	14,311,269
4.00% due 7/1/2050(1)	35,333,000	37,442,628

Total Agency Mortgage–Backed Securities (Cost $77,291,816)		77,631,766
Asset–Backed Securities – 18.2%

ACC Trust 2018-1 B 4.82% due 5/20/2021(2)	67,253	67,352
2019-1 B 4.47% due 10/20/2022(2)	294,000	297,085

Ally Master Owner Trust 2018-3 A 0.505% (LIBOR 1 Month + 0.32%) due 7/15/2022(3)	226,000	225,970

ALM VII Ltd. 2012-7A A2R2 3.069% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(3)	908,000	889,104

American Credit Acceptance Receivables Trust 2019-2 B 3.05% due 5/12/2023(2)	674,000	681,208

AmeriCredit Automobile Receivables Trust 2016-3 C 2.24% due 4/8/2022	1,323,910	1,329,144
2018-3 A2A 3.11% due 1/18/2022	3,277	3,281
2018-3 A2B 0.444% (LIBOR 1 Month + 0.25%) due 1/18/2022(3)	3,277	3,276
2019-1 A2A 2.93% due 6/20/2022	156,708	157,293
2019-1 A2B 0.454% (LIBOR 1 Month + 0.26%) due 6/20/2022(3)	173,362	173,371

Ares XLI CLO Ltd. 2016-41A AR 2.419% (LIBOR 3 Month + 1.20%) due 1/15/2029(2)(3)	1,450,000	1,425,879
2016-41A B 3.019% (LIBOR 3 Month + 1.80%) due 1/15/2029(2)(3)	500,000	491,351

Ascentium Equipment Receivables Trust 2017-1A A3 2.29% due 6/10/2021(2)	2,701	2,710

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Avery Point VII CLO Ltd. 2015-7A BR 2.969% (LIBOR 3 Month + 1.75%) due 1/15/2028(2)(3)	$400,000	$387,724
2015-7A CR 3.669% (LIBOR 3 Month + 2.45%) due 1/15/2028(2)(3)	250,000	243,444

Avid Automobile Receivables Trust 2019-1 A 2.62% due 2/15/2024(2)	343,827	348,078
2019-1 B 2.82% due 7/15/2026(2)	500,000	508,965

Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% due 12/20/2021(2)	826,000	825,901

Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR 2.385% (LIBOR 3 Month + 1.25%) due 1/20/2029(2)(3)	1,000,000	983,802

BlueMountain CLO Ltd. 2016-1A BR 2.485% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	793,217

BMW Vehicle Lease Trust 2019-1 A2 2.79% due 3/22/2021	169,390	169,815

BMW Vehicle Owner Trust 2019-A A2 2.05% due 5/25/2022	783,398	788,591

BSPRT Issuer Ltd. 2018-FL4 A 1.235% (LIBOR 1 Month + 1.05%) due 9/15/2035(2)(3)	522,000	511,560

Capital Auto Receivables Asset Trust 2018-1 A3 2.79% due 1/20/2022(2)	304,334	305,531

Capital One Multi-Asset Execution Trust 2019-A3 A3 2.06% due 8/15/2028	595,000	634,494

CarMax Auto Owner Trust 2019-3 A2A 2.21% due 12/15/2022	239,600	241,526
2019-4 A2A 2.01% due 3/15/2023	830,811	838,197

Cedar Funding VI CLO Ltd. 2016-6A BR 2.735% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	387,423

Chesapeake Funding II LLC 2017-2A A1 1.99% due 5/15/2029(2)	94,209	94,623
2017-3A A1 1.91% due 8/15/2029(2)	497,748	499,463

Citibank Credit Card Issuance Trust 2018-A1 A1 2.49% due 1/20/2023	517,000	523,174

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

CPS Auto Receivables Trust 2018-B B 3.23% due 7/15/2022(2)	$536,224	$537,357
2018-B D 4.26% due 3/15/2024(2)	750,000	762,508

CPS Auto Trust 2018-C B 3.43% due 7/15/2022(2)	106,191	106,564

Discover Card Execution Note Trust 2017-A2 A2 2.39% due 7/15/2024	1,277,000	1,315,283

DLL Securitization Trust 2017-A A3 2.14% due 12/15/2021(2)	235,098	235,525

DRB Prime Student Loan Trust 2015-D A2 3.20% due 1/25/2040(2)	119,401	121,206

Drive Auto Receivables Trust 2016-BA D 4.53% due 8/15/2023(2)	181,194	182,472
2016-CA D 4.18% due 3/15/2024(2)	9,457	9,589
2017-1 D 3.84% due 3/15/2023	2,058,371	2,089,444
2017-AA D 4.16% due 5/15/2024(2)	19,843	20,108
2017-BA D 3.72% due 10/17/2022(2)	428,503	431,571
2017-BA E 5.30% due 7/15/2024(2)	2,100,000	2,153,537
2018-2 C 3.63% due 8/15/2024	62,424	62,765

Enterprise Fleet Financing LLC 2018-1 A2 2.87% due 10/20/2023(2)	99,928	100,594

Exeter Automobile Receivables Trust 2020-2A A 1.13% due 8/15/2023(2)	410,000	410,237

First Investors Auto Owner Trust 2017-3A A2 2.41% due 12/15/2022(2)	6,147	6,157

Flagship Credit Auto Trust 2017-3 B 2.59% due 7/15/2022(2)	11,029	11,070
2017-4 A 2.07% due 4/15/2022(2)	159	159
2018-1 A 2.59% due 6/15/2022(2)	2,843	2,848
2018-3 A 3.07% due 2/15/2023(2)	425,351	428,321
2018-3 B 3.59% due 12/16/2024(2)	479,000	490,897
2020-2 A 1.49% due 7/15/2024(2)	217,882	219,518

Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(2)	2,000,000	2,023,176
2017-B A3 1.69% due 11/15/2021	253,915	254,599

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2019-C A2A 1.88% due 7/15/2022	$1,356,690	$1,365,617
2020-A A2 1.03% due 10/15/2022	157,000	157,705
2020-B A2 0.50% due 2/15/2023	1,381,000	1,381,414

Ford Credit Floorplan Master Owner Trust 2015-5 A 2.42% due 8/15/2022	697,000	698,280

Foursight Capital Automobile Receivables Trust 2018-1 B 3.53% due 4/17/2023(2)	100,000	101,766

Golden Credit Card Trust 2018-1A A 2.62% due 1/15/2023(2)	2,015,000	2,038,585

Halcyon Loan Advisors Funding Ltd. 2015-2A CR 3.141% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	239,238

Hardee’s Funding LLC 2018-1A A23 5.71% due 6/20/2048(2)	478,981	479,570
2018-1A A2II 4.959% due 6/20/2048(2)	754,560	755,333

Honda Auto Receivables Owner Trust 2019-1 A2 2.75% due 9/20/2021	548,284	551,260
2020-2 A2 0.74% due 11/15/2022	473,000	474,528

Hyundai Auto Receivables Trust 2019-B A2 1.93% due 7/15/2022	263,207	265,071

Hyundai Floorplan Master Owner Trust 2019-1 A 2.68% due 4/15/2024(2)	222,000	224,672

Jamestown CLO IX Ltd. 2016-9A BR 3.785% (LIBOR 3 Month + 2.65%) due 10/20/2028(2)(3)	500,000	494,197

KKR CLO 18 Ltd. 18 B 2.835% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	507,272

KVK CLO Ltd. 2016-1A C 4.369% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	477,329

LCM XXIV Ltd. 24A A 2.445% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(3)	439,000	432,726

Longtrain Leasing III LLC 2015-1A A2 4.06% due 1/15/2045(2)	454,808	459,957

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Marble Point CLO XVII Ltd. 2020-1A A 2.196% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	$613,030	$585,508

Master Credit Card Trust II 2018-1A A 0.68% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,287

ME Funding LLC 2019-1 A2 6.448% due 7/30/2049(2)	1,116,390	925,903

Mercedes-Benz Auto Lease Trust 2018-B A3 3.21% due 9/15/2021	93,567	94,306
2019-A A3 3.10% due 11/15/2021	249,000	251,413

MMAF Equipment Finance LLC 2017-AA A3 2.04% due 2/16/2022(2)	365,107	366,032

Mountain View CLO LLC 2017-1A AR 2.266% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	561,712	545,417

Navient Private Education Refi Loan Trust 2018-DA A2A 4.00% due 12/15/2059(2)	368,000	403,150

Nissan Auto Lease Trust 2019-B A2A 2.27% due 10/15/2021	697,900	702,240

Nissan Auto Receivables Owner Trust 2016-A A4 1.59% due 7/15/2022	157,249	157,323

Northwoods Capital Ltd. 2019-20A C 4.701% (LIBOR 3 Month + 2.80%) due 1/25/2030(2)(3)	334,659	319,259
2019-20A D 6.151% (LIBOR 3 Month + 4.25%) due 1/25/2030(2)(3)	387,446	353,834

Octagon Investment Partners 29 Ltd. 2016-1A AR 2.20% (LIBOR 3 Month + 1.18%) due 1/24/2033(2)(3)	555,371	544,095

Orec Ltd. 2018-CRE1 A 1.365% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(3)	645,000	615,392

Palmer Square Loan Funding Ltd. 2018-5A A2 2.535% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(3)	250,000	242,003

Pennsylvania Higher Education Assistance Agency 2006-1 B 1.261% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	34,803	32,260

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Planet Fitness Master Issuer LLC 2019-1A A2 3.858% due 12/5/2049(2)	$340,290	$298,059

Salem Fields CLO Ltd. 2016-2A A1R 2.141% (LIBOR 3 Month + 1.15%) due 10/25/2028(2)(3)	641,067	626,274

Santander Drive Auto Receivables Trust 2017-3 C 2.76% due 12/15/2022	6,223	6,249
2018-1 D 3.32% due 3/15/2024	35,000	35,860

Santander Retail Auto Lease Trust 2019-B A2A 2.29% due 4/20/2022(2)	140,502	141,913

SCF Equipment Leasing LLC 2018-1A A2 3.63% due 10/20/2024(2)	326,669	329,037
2019-1A A2 3.23% due 10/20/2024(2)	284,000	282,194
2019-1A C 3.92% due 11/20/2026(2)	1,298,000	1,231,256
2019-2A B 2.76% due 8/20/2026(2)	797,000	722,085
2019-2A C 3.11% due 6/21/2027(2)	579,000	509,564

Shackleton CLO Ltd. 2019-14A A2 3.035% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	1,042,000	1,017,733

SLC Student Loan Trust 2008-1 A4A 1.913% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	146,406	144,647

SoFi Professional Loan Program Trust 2018-A A2A 2.39% due 2/25/2042(2)	76,160	76,326
2018-B A1FX 2.64% due 8/25/2047(2)	75,235	75,422

Sound Point CLO XI Ltd. 2016-1A AR 2.235% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	370,000	363,446

Sound Point CLO XII Ltd. 2016-2A CR 3.735% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(3)	504,000	493,479

Sound Point CLO XV Ltd. 2017-1A C 3.543% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(3)	343,000	333,738

TCF Auto Receivables Owner Trust 2015-2A C 3.75% due 12/15/2021(2)	381,253	381,705
2016-1A B 2.32% due 6/15/2022(2)	69,000	69,200
2016-PT1A B 2.92% due 10/17/2022(2)	30,000	30,273

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Towd Point Asset Trust 2018-SL1 A 0.768% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	$424,586	$418,170

Toyota Auto Receivables Owner Trust 2017-A A4 2.10% due 9/15/2022	486,716	489,557

TPG Real Estate Finance Issuer Ltd. 2018-FL2 A 1.324% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(3)	658,000	648,130

Trillium Credit Card Trust II 2018-2A A 0.53% (LIBOR 1 Month + 0.35%) due 9/26/2023(2)(3)	319,000	318,960

Westgate Resorts LLC 2018-1A A 3.38% due 12/20/2031(2)	171,056	172,117

Westlake Automobile Receivables Trust 2020-1A C 2.52% due 4/15/2025(2)	748,000	758,164
2020-2A A2A 0.93% due 2/15/2024(2)	1,848,000	1,848,811

Wheels SPV 2 LLC 2018-1A A2 3.06% due 4/20/2027(2)	109,522	110,252

Wingstop Funding LLC 2018-1 A2 4.97% due 12/5/2048(2)	526,680	548,599

World Financial Network Credit Card Master Trust 2017-C M 2.66% due 8/15/2024	40,000	40,141
2019-C A 2.21% due 7/15/2026	551,000	561,994

World Omni Auto Receivables Trust 2018-D A2A 3.01% due 4/15/2022	171,743	172,327

Total Asset–Backed Securities (Cost $57,822,434)		57,405,681
Corporate Bonds & Notes – 44.3%

Aerospace & Defense – 1.2%

BAE Systems PLC 3.40% due 4/15/2030(2)	705,000	767,863

Raytheon Technologies Corp. 2.25% due 7/1/2030	855,000	890,483

The Boeing Co. 4.875% due 5/1/2025	810,000	882,741
5.04% due 5/1/2027	779,000	859,088

TransDigm, Inc. 6.375% due 6/15/2026	390,000	355,282

		3,755,457

June 30, 2020 (unaudited)	Principal Amount	Value
Agriculture – 1.1%

BAT Capital Corp. 1.272% (LIBOR 3 Month + 0.88%) due 8/15/2022(3)	$879,000	$874,879
4.39% due 8/15/2037	949,000	1,035,461
4.70% due 4/2/2027	265,000	302,879

Cargill, Inc. 2.125% due 4/23/2030(2)	645,000	676,134

MHP Lux S.A. 6.25% due 9/19/2029(2)	475,000	451,250
6.95% due 4/3/2026(2)	230,000	233,685

		3,574,288
Airlines – 0.2%

Delta Air Lines, Inc. 7.00% due 5/1/2025(2)	717,000	740,136

		740,136
Apparel – 0.1%

The William Carter Co. 5.50% due 5/15/2025(2)	303,000	312,469

		312,469
Auto Manufacturers – 0.9%

Ford Motor Co. 7.45% due 7/16/2031	594,000	625,185

General Motors Co. 6.75% due 4/1/2046	700,000	762,478

General Motors Financial Co., Inc. 3.60% due 6/21/2030	68,000	66,182

Navistar International Corp. 9.50% due 5/1/2025(2)	285,000	305,392

Tesla, Inc. 5.30% due 8/15/2025(2)	351,000	351,000

Volkswagen Group of America Finance LLC 3.125% due 5/12/2023(2)	248,000	260,831
3.35% due 5/13/2025(2)	340,000	362,860

		2,733,928
Auto Parts & Equipment – 0.3%

American Axle & Manufacturing, Inc. 6.50% due 4/1/2027	349,000	338,746

BorgWarner, Inc. 2.65% due 7/1/2027	218,000	223,667

Clarios Global LP / Clarios U.S. Finance Co. 8.50% due 5/15/2027(2)	192,000	192,950

ZF North America Capital, Inc. 4.75% due 4/29/2025(2)	319,000	318,962

		1,074,325
Beverages – 0.3%

Anheuser-Busch InBev Worldwide, Inc. 3.50% due 6/1/2030	549,000	617,313

Becle S.A.B. de C.V. 3.75% due 5/13/2025(2)	150,000	157,786

Constellation Brands, Inc. 2.875% due 5/1/2030	240,000	254,289

		1,029,388

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Biotechnology – 0.5%

Biogen, Inc. 2.25% due 5/1/2030	$1,504,000	$1,516,275

		1,516,275
Building Materials – 0.3%

Carrier Global Corp. 2.493% due 2/15/2027(2)	390,000	397,291

Cemex S.A.B. de C.V. 5.45% due 11/19/2029(2)	330,000	304,821

Griffon Corp. 5.75% due 3/1/2028	309,000	305,137

		1,007,249
Chemicals – 0.7%

CF Industries, Inc. 4.95% due 6/1/2043	351,000	378,308

CNAC HK Finbridge Co. Ltd. 3.50% due 7/19/2022	380,000	389,781
4.125% due 7/19/2027	590,000	640,403

Orbia Advance Corp. S.A.B. de C.V. 4.875% due 9/19/2022(2)	250,000	261,250

Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 4/24/2023(2)	300,000	311,181

Tronox, Inc. 6.50% due 4/15/2026(2)	330,000	308,550

		2,289,473
Coal – 0.1%

Warrior Met Coal, Inc. 8.00% due 11/1/2024(2)	336,000	327,600

		327,600
Commercial Banks – 4.8%

Akbank T.A.S. 5.00% due 10/24/2022(2)	215,000	212,904

Banco de Credito e Inversiones S.A. 3.50% due 10/12/2027(2)	420,000	441,587

Banco do Brasil S.A. 4.625% due 1/15/2025(2)	330,000	341,550

Bank of America Corp. 3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	885,000	991,935
3.95% due 4/21/2025	25,000	27,683
3.97% (3.97% fixed rate until 3/5/2028; LIBOR 3 Month + 1.07% thereafter) due 3/5/2029(3)	454,000	520,136
4.00% due 1/22/2025	277,000	305,906
4.45% due 3/3/2026	250,000	287,811

Citigroup, Inc. 2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(3)	355,000	368,579

June 30, 2020 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(3)	$503,000	$578,033
4.45% due 9/29/2027	361,000	412,142

JPMorgan Chase & Co. 3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	1,344,000	1,519,973

Kookmin Bank 1.75% due 5/4/2025(2)	425,000	434,267

Macquarie Group Ltd. 4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	1,087,960

Morgan Stanley 3.625% due 1/20/2027	795,000	897,588
3.875% due 1/27/2026	203,000	229,635

National Securities Clearing Corp. 1.50% due 4/23/2025(2)	514,000	525,701

Popular, Inc. 6.125% due 9/14/2023	361,000	364,610

Santander U.K. PLC 7.95% due 10/26/2029	87,000	115,603

The Goldman Sachs Group, Inc. 1.11% (LIBOR 3 Month + 0.75%) due 2/23/2023(3)	422,000	419,975
1.54% (LIBOR 3 Month + 0.78%) due 10/31/2022(3)	590,000	589,811

The Toronto-Dominion Bank 3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	683,000	768,396

Truist Bank 2.25% due 3/11/2030	342,000	345,201

Turkiye Garanti Bankasi A.S. 5.875% due 3/16/2023(2)	200,000	199,900

UBS AG 5.125% due 5/15/2024	872,000	944,397

Wachovia Corp. 7.574% due 8/1/2026(3)	151,000	192,882

Wells Fargo Bank N.A. 6.60% due 1/15/2038	1,250,000	1,840,713

		14,964,878
Commercial Services – 1.2%

Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027(2)	200,000	192,222

Ahern Rentals, Inc. 7.375% due 5/15/2023(2)	362,000	173,760

CoStar Group, Inc. 2.80% due 7/15/2030(2)	194,000	198,533

Garda World Security Corp. 9.50% due 11/1/2027(2)	304,000	321,480

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Commercial Services (continued)

Global Payments, Inc. 3.20% due 8/15/2029	$248,000	$265,667

MPH Acquisition Holdings LLC 7.125% due 6/1/2024(2)	362,000	336,660

PayPal Holdings, Inc. 2.85% due 10/1/2029	984,000	1,070,360
3.25% due 6/1/2050	192,000	207,915

Pepperdine University 3.301% due 12/1/2059	156,000	160,211

United Rentals North America, Inc. 4.875% due 1/15/2028	716,000	733,900

		3,660,708
Computers – 0.5%

Dell International LLC / EMC Corp. 5.45% due 6/15/2023(2)	141,000	154,227
8.35% due 7/15/2046(2)	623,000	830,950

Hewlett Packard Enterprise Co. 0.998% (LIBOR 3 Month + 0.68%) due 3/12/2021(3)	294,000	293,834

Western Digital Corp. 4.75% due 2/15/2026	297,000	306,935

		1,585,946
Diversified Financial Services – 1.9%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50% due 1/15/2025	872,000	819,033
3.875% due 1/23/2028	567,000	512,129

Ally Financial, Inc. 8.00% due 11/1/2031	323,000	416,775

Ameriprise Financial, Inc. 3.00% due 4/2/2025	546,000	592,630

Brightsphere Investment Group, Inc. 4.80% due 7/27/2026	315,000	310,148

Global Aircraft Leasing Co. Ltd. 6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK) (2)(4)	530,000	355,100

International Lease Finance Corp. 5.875% due 8/15/2022	112,000	117,840

Navient Corp. 5.00% due 3/15/2027	856,000	719,040
6.75% due 6/25/2025	334,000	318,552

Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	380,000	411,274
4.875% due 4/15/2045(2)	198,000	208,902

Quicken Loans LLC 5.75% due 5/1/2025(2)	189,000	193,213

Springleaf Finance Corp. 5.375% due 11/15/2029	360,000	336,600

SURA Asset Management S.A. 4.375% due 4/11/2027(2)	400,000	416,504

Vertical U.S. Newco, Inc. 5.25% due 7/15/2027(2)	356,000	356,000

		6,083,740

June 30, 2020 (unaudited)	Principal Amount	Value
Electric – 3.6%

Ameren Corp. 3.50% due 1/15/2031	$912,000	$1,023,829

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(2)	580,000	644,989

Calpine Corp. 4.50% due 2/15/2028(2)	305,000	297,375
5.125% due 3/15/2028(2)	302,000	295,960

Clearway Energy Operating LLC 5.75% due 10/15/2025	146,000	150,745

Cleco Corporate Holdings LLC 3.375% due 9/15/2029(2)	273,000	284,165

Dominion Energy South Carolina, Inc. 6.625% due 2/1/2032	15,000	21,574

Dominion Energy, Inc. 3.375% due 4/1/2030	711,000	784,823

DTE Electric Co. 2.625% due 3/1/2031	1,014,000	1,097,936

Emera U.S. Finance LP 3.55% due 6/15/2026	1,792,000	2,013,724

Empresas Publicas de Medellin ESP 4.25% due 7/18/2029(2)	200,000	200,500

Exelon Corp. 4.05% due 4/15/2030	302,000	348,720

Exelon Generation Co. LLC 3.25% due 6/1/2025	713,000	769,828
5.60% due 6/15/2042	49,000	55,772
5.75% due 10/1/2041	324,000	361,434

FirstEnergy Corp. 2.65% due 3/1/2030	482,000	503,099

ITC Holdings Corp. 3.35% due 11/15/2027	293,000	324,169

Listrindo Capital B.V. 4.95% due 9/14/2026(2)	525,000	527,625

Minejesa Capital B.V. 4.625% due 8/10/2030(2)	200,000	203,000

NRG Energy, Inc. 5.75% due 1/15/2028	336,000	354,480

Oglethorpe Power Corp. 5.95% due 11/1/2039	223,000	294,428

Pennsylvania Electric Co. 3.60% due 6/1/2029(2)	370,000	415,501

PSEG Power LLC 8.625% due 4/15/2031	228,000	319,932

		11,293,608
Electronics – 0.1%

Roper Technologies, Inc. 3.65% due 9/15/2023	325,000	353,387

Trimble, Inc. 4.90% due 6/15/2028	18,000	20,662

		374,049
Energy-Alternate Sources – 0.2%

Enviva Partners LP / Enviva Partners Finance Corp. 6.50% due 1/15/2026(2)	324,000	336,960

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Energy-Alternate Sources (continued)

Greenko Solar Mauritius Ltd. 5.95% due 7/29/2026(2)	$330,000	$324,974

		661,934
Engineering & Construction – 0.1%

China Railway Resources Huitung Ltd. 3.85% due 2/5/2023	200,000	210,579

		210,579
Entertainment – 0.4%

Live Nation Entertainment, Inc. 4.875% due 11/1/2024(2)	324,000	291,600

Penn National Gaming, Inc. 5.625% due 1/15/2027(2)	337,000	314,381

Scientific Games International, Inc. 7.25% due 11/15/2029(2)	326,000	260,800

Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC 7.00% due 7/15/2026(2)	159,000	167,605

Vail Resorts, Inc. 6.25% due 5/15/2025(2)	246,000	257,377

		1,291,763
Food – 0.9%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.875% due 2/15/2030(2)	519,000	531,005

Arcor SAIC 6.00% due 7/6/2023(2)	13,000	11,692

JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 6.50% due 4/15/2029(2)	620,000	657,975

Kraft Heinz Foods Co. 4.375% due 6/1/2046	898,000	882,817

Minerva Luxembourg S.A. 5.875% due 1/19/2028(2)	288,000	281,434

Sysco Corp. 2.40% due 2/15/2030	328,000	324,229

		2,689,152
Forest Products & Paper – 0.1%

Fibria Overseas Finance Ltd. 4.00% due 1/14/2025	312,000	321,051

		321,051
Gas – 0.9%

Dominion Energy Gas Holdings LLC 4.60% due 12/15/2044	708,000	799,913

National Fuel Gas Co. 5.50% due 1/15/2026	621,000	659,953

NiSource, Inc. 3.49% due 5/15/2027	1,284,000	1,452,041

		2,911,907
Hand & Machine Tools – 0.1%

Kennametal, Inc. 4.625% due 6/15/2028	360,000	385,789

		385,789

June 30, 2020 (unaudited)	Principal Amount	Value
Healthcare-Products – 1.1%

Alcon Finance Corp. 2.60% due 5/27/2030(2)	$1,086,000	$1,113,241

Baxter International, Inc. 3.75% due 10/1/2025(2)	334,000	380,537

Boston Scientific Corp. 2.65% due 6/1/2030	845,000	880,558

Stryker Corp. 1.95% due 6/15/2030	583,000	586,889

Zimmer Biomet Holdings, Inc. 5.75% due 11/30/2039	398,000	511,209

		3,472,434
Healthcare-Services – 2.4%

Adventist Health System 2.952% due 3/1/2029	197,000	203,470

Advocate Health & Hospitals Corp. 3.387% due 10/15/2049	346,000	380,920

Anthem, Inc. 2.25% due 5/15/2030	653,000	669,905

Centene Corp. 3.375% due 2/15/2030	452,000	456,389

CommonSpirit Health 3.347% due 10/1/2029	964,000	991,567

Encompass Health Corp. 4.50% due 2/1/2028	54,000	51,792

HCA, Inc. 4.125% due 6/15/2029	988,000	1,089,851
5.25% due 6/15/2026	473,000	546,468
5.50% due 6/15/2047	386,000	470,068

LifePoint Health, Inc. 6.75% due 4/15/2025(2)	583,000	601,947

MEDNAX, Inc. 6.25% due 1/15/2027(2)	647,000	647,000

Quest Diagnostics, Inc. 2.80% due 6/30/2031	396,000	415,441

Select Medical Corp. 6.25% due 8/15/2026(2)	297,000	300,252

Tenet Healthcare Corp. 6.25% due 2/1/2027(2)	470,000	466,475

The New York and Presbyterian Hospital 3.954% due 8/1/2119	103,000	110,706

		7,402,251
Home Builders – 0.7%

Century Communities, Inc. 6.75% due 6/1/2027	319,000	320,595

NVR, Inc. 3.00% due 5/15/2030	655,000	684,606

PulteGroup, Inc. 5.50% due 3/1/2026	285,000	310,821

Toll Brothers Finance Corp. 4.35% due 2/15/2028	363,000	376,613

TRI Pointe Group, Inc. 5.25% due 6/1/2027	377,000	375,115

		2,067,750

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Household Products & Wares – 0.0%

Kimberly-Clark de Mexico S.A.B. de C.V. 3.80% due 4/8/2024(2)	$100,000	$103,000

		103,000
Housewares – 0.2%

Newell Brands, Inc. 5.875% due 4/1/2036	677,000	721,851

		721,851
Insurance – 0.3%

Teachers Insurance & Annuity Association of America 4.90% due 9/15/2044(2)	697,000	895,529

		895,529
Internet – 1.6%

Alibaba Group Holding Ltd. 3.40% due 12/6/2027	425,000	472,157

JD.com, Inc. 3.375% due 1/14/2030	860,000	917,840

Match Group, Inc. 5.00% due 12/15/2027(2)	336,000	349,625
5.625% due 2/15/2029(2)	160,000	168,661

Netflix, Inc. 3.625% due 6/15/2025(2)	149,000	150,117
6.375% due 5/15/2029	912,000	1,057,920

Prosus N.V. 3.68% due 1/21/2030(2)	200,000	209,420
5.50% due 7/21/2025(2)	278,000	313,973

Tencent Holdings Ltd. 3.595% due 1/19/2028(2)	1,275,000	1,389,706

		5,029,419
Iron & Steel – 0.1%

GUSAP III LP 4.25% due 1/21/2030(2)	340,000	333,628

		333,628
Leisure Time – 0.3%

Carnival Corp. 11.50% due 4/1/2023(2)	603,000	654,255

Royal Caribbean Cruises Ltd. 11.50% due 6/1/2025(2)	180,000	187,821

		842,076
Lodging – 0.1%

Boyd Gaming Corp. 6.00% due 8/15/2026	350,000	327,145

		327,145
Machinery-Diversified – 0.7%

IDEX Corp. 3.00% due 5/1/2030	215,000	224,354

nVent Finance Sarl 4.55% due 4/15/2028	1,237,000	1,323,265

Xylem, Inc. 1.95% due 1/30/2028	571,000	575,897

		2,123,516

June 30, 2020 (unaudited)	Principal Amount	Value
Media – 2.0%

AMC Networks, Inc. 4.75% due 8/1/2025	$701,000	$690,625

CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% due 3/1/2030(2)	295,000	301,841
5.00% due 2/1/2028(2)	338,000	348,985

Cox Communications, Inc. 8.375% due 3/1/2039(2)	713,000	1,164,774

CSC Holdings LLC 5.50% due 4/15/2027(2)	293,000	304,866

DISH DBS Corp. 7.75% due 7/1/2026	659,000	698,540

Globo Comunicacao e Participacoes S.A. 4.875% due 1/22/2030(2)	520,000	469,300

Gray Television, Inc. 7.00% due 5/15/2027(2)	646,000	662,150

Nexstar Broadcasting, Inc. 5.625% due 7/15/2027(2)	305,000	302,731

Scripps Escrow, Inc. 5.875% due 7/15/2027(2)	527,000	499,332

Time Warner Cable LLC 7.30% due 7/1/2038	274,000	377,146

Time Warner Entertainment Co. LP 8.375% due 7/15/2033	282,000	424,684

		6,244,974
Mining – 1.3%

Anglo American Capital PLC 4.00% due 9/11/2027(2)	800,000	855,298
4.75% due 4/10/2027(2)	978,000	1,088,528

Freeport-McMoRan, Inc. 4.125% due 3/1/2028	683,000	662,510

Glencore Finance Canada Ltd. 5.55% due 10/25/2042(2)	705,000	759,235

Hecla Mining Co. 7.25% due 2/15/2028	562,000	570,430

		3,936,001
Miscellaneous Manufacturing – 0.4%

Carlisle Cos., Inc. 2.75% due 3/1/2030	474,000	487,874

General Electric Co. 0.921% (LIBOR 3 Month + 0.38%) due 5/5/2026(3)	179,000	155,236
1.313% (LIBOR 3 Month + 1.00%) due 3/15/2023(3)	549,000	536,043

		1,179,153
Oil & Gas – 3.0%

Apache Corp. 4.375% due 10/15/2028	378,000	333,797

Citgo Holding, Inc. 9.25% due 8/1/2024(2)	314,000	312,430

Continental Resources, Inc. 3.80% due 6/1/2024	678,000	633,944

Diamondback Energy, Inc. 3.50% due 12/1/2029	410,000	397,114
4.75% due 5/31/2025	148,000	158,364

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Empresa Nacional del Petroleo 3.75% due 8/5/2026(2)	$400,000	$412,858

Equinor ASA 1.75% due 1/22/2026	178,000	182,324
7.15% due 11/15/2025	700,000	892,036

Gazprom PJSC Via Gaz Capital S.A. 4.95% due 2/6/2028(2)	200,000	224,562

Laredo Petroleum, Inc. 9.50% due 1/15/2025	616,000	425,810

MEG Energy Corp. 7.00% due 3/31/2024(2)	329,000	282,117
7.125% due 2/1/2027(2)	295,000	245,219

Occidental Petroleum Corp. 7.875% due 9/15/2031	383,000	362,655

Parsley Energy LLC / Parsley Finance Corp. 5.625% due 10/15/2027(2)	442,000	435,370

PDC Energy, Inc. 5.75% due 5/15/2026	428,000	389,480

Pertamina Persero PT 4.15% due 2/25/2060(2)	200,000	197,968

Petroleos Mexicanos 4.50% due 1/23/2026	490,000	427,525
5.35% due 2/12/2028	683,000	573,720

Saudi Arabian Oil Co. 2.875% due 4/16/2024(2)	570,000	592,424

Sinopec Group Overseas Development Ltd. 4.375% due 10/17/2023(2)	200,000	218,751

SM Energy Co. 6.75% due 9/15/2026	201,000	101,079

Valero Energy Corp. 10.50% due 3/15/2039	486,000	798,079

WPX Energy, Inc. 5.25% due 9/15/2024	513,000	505,305
8.25% due 8/1/2023	61,000	67,710

YPF S.A. 8.50% due 7/28/2025(2)	263,000	195,277

		9,365,918
Oil & Gas Services – 0.8%

Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337% due 12/15/2027	543,000	578,550
4.08% due 12/15/2047	462,000	479,781

National Oilwell Varco, Inc. 3.60% due 12/1/2029	1,287,000	1,259,367

Transocean Phoenix 2 Ltd. 7.75% due 10/15/2024(2)	318,500	298,594

		2,616,292
Pharmaceuticals – 2.2%

AbbVie, Inc. 3.20% due 11/21/2029(2)	535,000	588,709

Bausch Health Americas, Inc. 8.50% due 1/31/2027(2)	279,000	296,089

June 30, 2020 (unaudited)	Principal Amount	Value
Pharmaceuticals (continued)

Bausch Health Cos., Inc. 5.00% due 1/30/2028(2)	$177,000	$166,644

Bayer Corp. 6.65% due 2/15/2028(2)	135,000	175,805

Bayer U.S. Finance II LLC 3.875% due 12/15/2023(2)	478,000	524,140

Cigna Corp. 0.949% (LIBOR 3 Month + 0.65%) due 9/17/2021(3)	1,796,000	1,796,081

CVS Health Corp. 3.625% due 4/1/2027	301,000	338,019
4.30% due 3/25/2028	1,324,000	1,548,509

Eli Lilly and Co. 2.25% due 5/15/2050	397,000	380,708

Upjohn, Inc. 2.30% due 6/22/2027(2)	1,190,000	1,227,523

		7,042,227
Pipelines – 0.6%

Abu Dhabi Crude Oil Pipeline LLC 4.60% due 11/2/2047(2)	200,000	236,290

Buckeye Partners LP 6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	472,000	344,560

Cheniere Corpus Christi Holdings LLC 3.70% due 11/15/2029(2)	215,000	219,358

Northern Natural Gas Co. 4.30% due 1/15/2049(2)	238,000	284,269

Sabine Pass Liquefaction LLC 5.875% due 6/30/2026	415,000	487,625

Western Midstream Operating LP 4.05% due 2/1/2030	347,000	334,019

		1,906,121
Real Estate – 0.9%

Country Garden Holdings Co. Ltd. 4.75% due 1/17/2023	200,000	203,000
4.75% due 9/28/2023	560,000	566,275

Kaisa Group Holdings Ltd. 9.375% due 6/30/2024	200,000	182,978
11.95% due 10/22/2022(2)	210,000	218,138

Longfor Group Holdings Ltd. 4.50% due 1/16/2028	585,000	628,284

Sunac China Holdings Ltd. 7.875% due 2/15/2022	530,000	543,902

Yuzhou Properties Co. Ltd. 6.00% due 10/25/2023	200,000	192,733

Zhenro Properties Group Ltd. 8.65% due 1/21/2023	320,000	321,183

		2,856,493
Real Estate Investment Trusts – 1.7%

EPR Properties 4.95% due 4/15/2028	445,000	424,909

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)

Equinix, Inc. 2.625% due 11/18/2024	$511,000	$544,021

ESH Hospitality, Inc. 4.625% due 10/1/2027(2)	660,000	617,925

HAT Holdings I LLC / HAT Holdings II LLC 5.25% due 7/15/2024(2)	608,000	620,160

Healthcare Realty Trust, Inc. 2.40% due 3/15/2030	241,000	229,292

Healthcare Trust of America Holdings LP 3.10% due 2/15/2030	510,000	514,554

MPT Operating Partnership LP / MPT Finance Corp. 5.00% due 10/15/2027	337,000	346,268

VEREIT Operating Partnership LP 4.875% due 6/1/2026	1,300,000	1,441,313

WEA Finance LLC 2.875% due 1/15/2027(2)	688,000	671,293

		5,409,735
Retail – 0.9%

AutoNation, Inc. 4.75% due 6/1/2030	57,000	61,763

IRB Holding Corp. 7.00% due 6/15/2025(2)	300,000	309,210

Lithia Motors, Inc. 4.625% due 12/15/2027(2)	158,000	156,420

Murphy Oil USA, Inc. 4.75% due 9/15/2029	191,000	195,298

PetSmart, Inc. 5.875% due 6/1/2025(2)	505,000	505,947

Rite Aid Corp. 6.125% due 4/1/2023(2)	497,000	483,332

Sally Holdings LLC / Sally Capital, Inc. 5.625% due 12/1/2025	318,000	308,982

The Gap, Inc. 8.625% due 5/15/2025(2)	296,000	313,390

Walgreens Boots Alliance, Inc. 3.20% due 4/15/2030	277,000	286,170

Yum! Brands, Inc. 7.75% due 4/1/2025(2)	124,000	133,765

		2,754,277
Semiconductors – 0.6%

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% due 1/15/2027	900,000	972,555

Micron Technology, Inc. 2.497% due 4/24/2023	201,000	208,892

NXP BV / NXP Funding LLC / NXP USA, Inc. 3.15% due 5/1/2027(2)	631,000	668,911

		1,850,358

June 30, 2020 (unaudited)	Principal Amount	Value
Shipbuilding – 0.1%

Huntington Ingalls Industries, Inc. 3.844% due 5/1/2025(2)	$248,000	$269,285

		269,285
Software – 0.5%

Intuit, Inc. 1.35% due 7/15/2027	417,000	418,920

Oracle Corp. 2.95% due 4/1/2030	746,000	830,773

PTC, Inc. 4.00% due 2/15/2028(2)	304,000	300,996

		1,550,689
Telecommunications – 0.8%

AT&T, Inc. 4.30% due 2/15/2030	274,000	321,114
6.25% due 3/29/2041	554,000	759,625

Ooredoo International Finance Ltd. 3.75% due 6/22/2026(2)	200,000	217,250

Sprint Capital Corp. 6.875% due 11/15/2028	606,000	737,805

ViaSat, Inc. 5.625% due 4/15/2027(2)	332,000	339,885

Zayo Group Holdings, Inc. 4.00% due 3/1/2027(2)	314,000	298,790

		2,674,469
Toys, Games & Hobbies – 0.2%

Mattel, Inc. 6.75% due 12/31/2025(2)	522,000	541,575

		541,575
Transportation – 0.2%

XPO Logistics, Inc. 6.25% due 5/1/2025(2)	497,000	520,608

		520,608
Water – 0.1%

Essential Utilities, Inc. 3.566% due 5/1/2029	400,000	444,101

		444,101

Total Corporate Bonds & Notes (Cost $134,613,198)		139,276,567
Municipals – 0.9%

California Health Facilities Financing Authority 3.034% due 6/1/2034	195,000	201,720

Foothill-Eastern Transportation Corridor Agency 4.094% due 1/15/2049	354,000	363,487

Massachusetts School Building Authority 3.395% due 10/15/2040	490,000	499,775

Michigan Finance Authority 3.084% due 12/1/2034	515,000	555,052

Permanent University Fund – Texas A&M University System 3.66% due 7/1/2047	375,000	406,676

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Municipals (continued)

Regents of the University of California Medical Center Pooled Revenue 3.006% due 5/15/2050	$205,000	$207,573

State of California 7.30% due 10/1/2039	130,000	217,339
7.625% due 3/1/2040	190,000	335,386

Total Municipals (Cost $2,659,891)		2,787,008
Non–Agency Mortgage–Backed Securities – 7.2%

Angel Oak Mortgage Trust 2020-1 A1 2.466% due 12/25/2059(2)(3)(5)	186,625	187,979

Angel Oak Mortgage Trust I LLC 2019-4 A1 2.993% due 7/26/2049(2)(3)(5)	537,206	541,618

Atrium Hotel Portfolio Trust 2018-ATRM A 1.135% due 6/15/2035(2)(3)(5)	349,000	325,447

BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.652% due 3/10/2037(2)(3)(5)	3,900,000	3,844,688

BBCMS Mortgage Trust 2019-BWAY A 1.141% due 11/25/2034(2)(3)(5)	365,000	346,754
2019-BWAY B 1.495% due 11/25/2034(2)(3)(5)	160,000	149,180

BX Trust 2018-GW A 0.985% due 5/15/2035(2)(3)(5)	987,000	935,224

Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	1,685,000	1,040,519

Commercial Mortgage Trust 2015-PC1 AM 4.29% due 7/10/2050(3)(5)	310,000	334,591
2015-PC1 B 4.577% due 7/10/2050(3)(5)	100,000	102,975
2015-PC1 D 4.577% due 7/10/2050(3)(5)(6)	33,000	22,613
2016-COR1 AM 3.494% due 10/10/2049	167,000	174,933

Credit Suisse Mortgage Trust 2019-UVIL A 3.16% due 12/15/2041(2)	337,000	322,736
2020-AFC1 A1 2.24% due 2/25/2050(2)(3)(5)	426,847	433,395

CSAIL Commercial Mortgage Trust 2019-C18 AS 3.321% due 12/15/2052	394,045	410,765

DBWF Mortgage Trust 2018-GLKS A 1.224% due 12/19/2030(2)(3)(5)	630,000	595,350

June 30, 2020 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Deephaven Residential Mortgage Trust 2019-3A A1 2.964% due 7/25/2059(2)(3)(5)	$571,989	$580,647
2019-4A A1 2.791% due 10/25/2059(2)(3)(5)	371,174	375,057
2020-1 A1 2.339% due 1/25/2060(2)(3)(5)	265,149	267,986

GCAT Trust 2020-NQM1 A1 2.247% due 1/25/2060(2)(3)(5)	205,130	206,909

Great Wolf Trust 2019-WOLF A 1.219% due 12/15/2036(2)(3)(5)	1,028,000	987,214

GS Mortgage Securities Corp. Trust 2012-BWTR A 2.954% due 11/5/2034(2)	1,273,000	1,265,329
2018-RIVR A 1.135% due 7/15/2035(2)(3)(5)	437,247	415,479

JP Morgan Chase Commercial Mortgage Securities Trust
2018-LAQ A 1.185% due 6/15/2032(2)(3)(5)	857,293	805,893
2018-LAQ B 1.485% due 6/15/2032(2)(3)(5)	574,013	528,032
2018-MINN A 2.02% due 11/15/2035(2)(3)(5)	339,000	324,720
2018-WPT AFL 1.124% due 7/5/2033(2)(3)(5)	242,000	234,616
2018-WPT BFL 1.424% due 7/5/2033(2)(3)(5)	724,000	673,951
2018-WPT BFX 4.549% due 7/5/2033(2)	218,000	221,013
2018-WPT CFX 4.95% due 7/5/2033(2)	290,000	282,713

JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.411% due 7/15/2048(3)(5)	13,000	12,476

Morgan Stanley Capital Barclays Bank Trust 2016-MART C 2.817% due 9/13/2031(2)	100,000	97,541

New Residential Mortgage Loan Trust
2019-NQM3 A1 2.802% due 7/25/2049(2)(3)(5)	471,790	478,684
2020-NQM1 A1 2.464% due 1/26/2060(2)(3)(5)	170,494	173,380

PFP Ltd. 2019-6 A 1.245% due 4/14/2037(2)(3)(5)	416,000	402,220

ReadyCap Commercial Mortgage Trust 2019-6 A 2.833% due 10/25/2052(2)	318,313	287,054

Residential Mortgage Loan Trust 2020-1 A1 2.376% due 2/25/2024(2)(3)(5)	118,574	120,056

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)	Principal Amount		Value
Non–Agency Mortgage–Backed Securities (continued)

Starwood Mortgage Residential Trust 2020-1 A1 2.275% due 2/25/2050(2)(3)(5)		$269,673	$271,918

The Bancorp Commercial Mortgage Trust 2018-CR3 A 1.035% due 1/15/2033(2)(3)(5)		1,768	1,719

Verus Securitization Trust 2020-1 A1 2.417% due 1/25/2060(2)(3)(5)		626,407	635,014

Wells Fargo Commercial Mortgage Trust
2015-C28 D 4.24% due 5/15/2048(3)(5)		1,500,000	985,432
2016-C35 C 4.176% due 7/15/2048(3)(5)		131,000	115,270
2017-C41 AS 3.785% due 11/15/2050(3)(5)		279,000	298,220

WFLD Mortgage Trust 2014-MONT A 3.88% due 8/10/2031(2)(3)(5)		2,000,000	2,003,154

Total Non–Agency Mortgage–Backed Securities (Cost $23,900,246)			22,820,464
Foreign Government – 2.6%

Abu Dhabi Government International Bond 2.50% due 9/30/2029(2)	USD	700,000	733,250

Colombia Government International Bond 3.00% due 1/30/2030	USD	515,000	510,113

Egypt Government International Bond
4.55% due 11/20/2023(2)	USD	200,000	197,684
6.588% due 2/21/2028(2)	USD	350,000	344,912

Indonesia Government International Bond
3.40% due 9/18/2029	USD	725,000	771,178
4.75% due 1/8/2026	USD	860,000	968,460

Nigeria Government International Bond
6.375% due 7/12/2023(2)	USD	315,000	319,851
7.143% due 2/23/2030(2)	USD	200,000	186,250

Peruvian Government International Bond 2.392% due 1/23/2026	USD	726,000	755,040

Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	1,290,000	1,398,948
5.103% due 4/23/2048(2)	USD	210,000	285,407

Romanian Government International Bond 6.125% due 1/22/2044(2)	USD	8,000	10,480

Saudi Government International Bond 3.25% due 10/22/2030(2)	USD	720,000	771,854

June 30, 2020 (unaudited)	Principal Amount		Value
Foreign Government (continued)

Turkey Government International Bond
4.25% due 4/14/2026	USD	435,000	$395,866
5.25% due 3/13/2030	USD	230,000	205,850

Turkiye Ihracat Kredi Bankasi A.S. 8.25% due 1/24/2024(2)	USD	250,000	260,387

Total Foreign Government (Cost $8,037,723)			8,115,530
U.S. Government Securities – 17.2%

U.S. Treasury Bill 0.159% due 11/12/2020(7)		$3,165,000	3,163,144

U.S. Treasury Bond
1.25% due 5/15/2050		5,168,000	4,965,519
2.75% due 11/15/2047		7,729,000	10,112,310
3.625% due 8/15/2043		5,029,000	7,345,483

U.S. Treasury Note
0.125% due 6/30/2022		2,196,000	2,194,627
0.125% due 4/15/2025		3,600,958	3,772,396
0.25% due 4/15/2023		5,556,000	5,567,720
2.50% due 1/31/2021		16,775,000	16,999,104

Total U.S. Government Securities (Cost $50,176,226)			54,120,303
Short–Term Investment – 6.3%

Repurchase Agreements – 6.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $19,834,000, due 7/1/2020(8)		19,834,000	19,834,000

Total Repurchase Agreements (Cost $19,834,000)			19,834,000

Total Investments(9) – 121.4% (Cost $374,335,534)			381,991,319

Liabilities in excess of other assets(10) – (21.4)%			(67,314,964)

Total Net Assets – 100.0%			$314,676,355

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $115,968,605, representing 36.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2020.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2020, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

The accompanying notes are an integral part of these financial statements.	15

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Commercial Mortgage Trust 2015-PC1 D	$33,000	$27,725	$22,613	1/25/2017	0.01%

(7)	Interest rate shown reflects the discount rate at time of purchase.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$19,609,000	$20,230,751

(9)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(10)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2020	6	Long	$1,324,479	$1,324,968	$489
U.S. Long Bond	September 2020	76	Long	13,488,067	13,570,750	82,683
U.S. Ultra Long Bond	September 2020	11	Long	2,345,769	2,399,718	53,949
Total				$17,158,315	$17,295,436	$137,121

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2020	82	Short	$(12,808,052)	$(12,944,858)	$(136,806)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

PIK — Payment–In–Kind

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$77,631,766	$—	$77,631,766
Asset–Backed Securities	—	57,405,681	—	57,405,681
Corporate Bonds & Notes	—	139,276,567	—	139,276,567
Municipals	—	2,787,008	—	2,787,008
Non–Agency Mortgage–Backed Securities	—	22,820,464	—	22,820,464
Foreign Government	—	8,115,530	—	8,115,530
U.S. Government Securities	—	54,120,303	—	54,120,303
Repurchase Agreements	—	19,834,000	—	19,834,000
Total	$—	$381,991,319	$—	$381,991,319
Other Financial Instruments
Futures Contracts
Assets	$137,121	$—	$—	$137,121
Liabilities	(136,806)	—	—	(136,806)
Total	$315	$—	$—	$315

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$381,991,319

Cash	837,344

Receivable for investments sold	12,837,483

Interest receivable	2,244,703

Cash deposits with brokers for futures contracts	331,720

Receivable for fund shares subscribed	9,166

Reimbursement receivable from adviser	8,787

Prepaid expenses	5,052

Total Assets	398,265,574

Liabilities

Payable for investments purchased	82,933,191

Payable for fund shares redeemed	340,453

Investment advisory fees payable	115,442

Distribution fees payable	64,467

Payable for variation margin on futures contracts	25,844

Accrued audit fees	16,908

Accrued trustees’ and officers’ fees	15,386

Accrued custodian and accounting fees	15,351

Accrued expenses and other liabilities	62,177

Total Liabilities	83,589,219

Total Net Assets	$314,676,355

Net Assets Consist of:

Paid-in capital	$274,282,952

Distributable earnings	40,393,403

Total Net Assets	$314,676,355

Investments, at Cost	$374,335,534

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	28,187,958

Net Asset Value Per Share	$11.16

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Interest	$5,279,949

Total Investment Income	5,279,949

Expenses

Investment advisory fees	748,731

Distribution fees	421,338

Trustees’ and officers’ fees	71,611

Custodian and accounting fees	49,946

Professional fees	43,975

Administrative fees	23,799

Shareholder reports	18,999

Transfer agent fees	10,093

Other expenses	13,973

Total Expenses	1,402,465

Less: Fees waived	(60,549)

Total Expenses, Net	1,341,916

Net Investment Income/(Loss)	3,938,033

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	6,118,891

Net realized gain/(loss) from futures contracts	1,061,104

Net change in unrealized appreciation/(depreciation) on investments	(309,139)

Net change in unrealized appreciation/(depreciation) on futures contracts	350,941

Net Gain on Investments and Derivative Contracts	7,221,797

Net Increase in Net Assets Resulting From Operations	$11,159,830

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$3,938,033	$9,001,872

Net realized gain/(loss) from investments and derivative contracts	7,179,995	9,612,809

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	41,802	10,262,283

Net Increase in Net Assets Resulting from Operations	11,159,830	28,876,964

Capital Share Transactions

Proceeds from sales of shares	9,777,243	23,766,078

Cost of shares redeemed	(56,309,440)	(57,663,884)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(46,532,197)	(33,897,806)

Net Decrease in Net Assets	(35,372,367)	(5,020,842)

Net Assets

Beginning of period	350,048,722	355,069,564

End of period	$314,676,355	$350,048,722

Other Information:

Shares

Sold	891,469	2,270,849

Redeemed	(5,182,795)	(5,493,029)

Net Decrease	(4,291,326)	(3,222,180)

18	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

19

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$10.78	$0.13	$0.25	$0.38	$11.16	3.53	%(4)

Year Ended 12/31/19	9.95	0.26	0.57	0.83	10.78	8.34%

Year Ended 12/31/18	10.08	0.26	(0.39)	(0.13)	9.95	(1.29)%

Year Ended 12/31/17	9.73	0.17	0.18	0.35	10.08	3.60%

Period Ended 12/31/16(5)	10.00	0.04	(0.31)	(0.27)	9.73	(2.70)	%(4)

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$314,676	0.80%	(4)	0.83%	(4)	2.33%	(4)	2.30%	(4)	114%	(4)

350,049	0.79%		0.84%		2.53%		2.48%		211%

355,070	0.79%		0.87%		2.60%		2.52%		543%

23,096	0.81%		1.77%		1.69%		0.73%		409%

24,888	0.81%	(4)	2.54%	(4)	1.18%	(4)	(0.55)%	(4)	107%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2020.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2020.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2020, the expense limitation was 0.79%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $60,549.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$370,663	$86,166	$284,497

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $421,338 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2020, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$139,046,428	$248,809,862
Sales	94,676,715	256,150,335

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2020, Guardian Core Plus Fixed Income VIP Fund held one illiquid security.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

26

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

h. Treasury Inflation–Protected Securities Treasury inflation–protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. As a result, it is anticipated that the use of LIBOR will be phased out by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

27

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$137,121

Liability Derivatives
Futures Contracts[1]	$(136,806)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2020 were as follows:

Interest Rate Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$1,061,104

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$350,941

Average Number of Notional Amounts
Futures Contracts[3]	604

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Recent Accounting Pronouncement

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-18”). ASU 2017-08 provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, that begin after December 15, 2018. As such, the Schedule of Investments and financial statements herein have been updated to conform with ASU 2017-08. The amortized cost was reduced and unrealized appreciation of investments was increased by immaterial amounts, and had no impact on net assets or overall results of operations.

9. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

28

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

10. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management

31

SUPPLEMENTAL INFORMATION (UNAUDITED)

team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

32

SUPPLEMENTAL INFORMATION (UNAUDITED)

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity

33

SUPPLEMENTAL INFORMATION (UNAUDITED)

administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

34

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Large Cap Disciplined Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $582,945,953

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Apple, Inc.	8.56%
Amazon.com, Inc.	7.97%
Microsoft Corp.	7.93%
Facebook, Inc., Class A	4.32%
Alphabet, Inc., Class A	4.27%
MasterCard, Inc., Class A	2.63%
Adobe, Inc.	2.56%
UnitedHealth Group, Inc.	2.47%
salesforce.com, Inc.	2.32%
PayPal Holdings, Inc.	2.06%
Total	45.09%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$1,082.40	$4.50	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,020.54	$4.37	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 99.9%

Aerospace & Defense – 0.8%

Raytheon Technologies Corp.	80,347	$4,950,982

		4,950,982
Beverages – 2.5%

Constellation Brands, Inc., Class A	42,406	7,418,930

Monster Beverage Corp.(1)	103,291	7,160,132

		14,579,062
Biotechnology – 3.6%

Biogen, Inc.(1)	10,628	2,843,521

Sarepta Therapeutics, Inc.(1)	21,684	3,476,813

Seattle Genetics, Inc.(1)	37,593	6,387,803

Vertex Pharmaceuticals, Inc.(1)	29,191	8,474,439

		21,182,576
Building Products – 1.0%

Fortune Brands Home & Security, Inc.	87,967	5,623,730

		5,623,730
Capital Markets – 1.3%

BlackRock, Inc.	6,800	3,699,812

S&P Global, Inc.	11,452	3,773,205

		7,473,017
Chemicals – 1.4%

PPG Industries, Inc.	44,813	4,752,867

The Sherwin-Williams Co.	6,225	3,597,116

		8,349,983
Commercial Services & Supplies – 0.7%

Copart, Inc.(1)	50,605	4,213,878

		4,213,878
Consumer Finance – 1.1%

American Express Co.	65,496	6,235,219

		6,235,219
Diversified Telecommunication Services – 0.6%

Verizon Communications, Inc.	63,106	3,479,034

		3,479,034
Electrical Equipment – 0.8%

AMETEK, Inc.	53,878	4,815,077

		4,815,077
Electronic Equipment, Instruments & Components – 1.5%

CDW Corp.	34,320	3,987,297

Zebra Technologies Corp., Class A(1)	17,465	4,470,167

		8,457,464
Entertainment – 1.9%

Activision Blizzard, Inc.	86,524	6,567,172

The Walt Disney Co.	42,271	4,713,639

		11,280,811
Equity Real Estate Investment – 1.3%

American Tower Corp. REIT	28,646	7,406,137

		7,406,137
Food & Staples Retailing – 1.2%

Costco Wholesale Corp.	23,705	7,187,593

		7,187,593

June 30, 2020 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 3.8%

Baxter International, Inc.	83,412	$7,181,773

Becton Dickinson and Co.	20,930	5,007,921

Edwards Lifesciences Corp.(1)	65,395	4,519,449

Teleflex, Inc.	14,851	5,405,467

		22,114,610
Health Care Providers & Services – 2.5%

UnitedHealth Group, Inc.	48,895	14,421,580

		14,421,580
Hotels, Restaurants & Leisure – 1.0%

McDonald’s Corp.	31,445	5,800,659

		5,800,659
Household Products – 2.2%

Colgate-Palmolive Co.	59,999	4,395,527

The Procter & Gamble Co.	71,695	8,572,571

		12,968,098
Insurance – 0.6%

The Allstate Corp.	35,334	3,427,045

		3,427,045
Interactive Media & Services – 8.6%

Alphabet, Inc., Class A(1)	17,534	24,864,089

Facebook, Inc., Class A(1)	110,990	25,202,499

		50,066,588
Internet & Direct Marketing Retail – 8.0%

Amazon.com, Inc.(1)	16,848	46,480,599

		46,480,599
IT Services – 10.0%

EPAM Systems, Inc.(1)	19,229	4,845,900

FleetCor Technologies, Inc.(1)	25,236	6,347,611

Global Payments, Inc.	42,373	7,187,308

GoDaddy, Inc., Class A(1)	74,060	5,430,820

Leidos Holdings, Inc.	36,074	3,379,052

MasterCard, Inc., Class A	51,859	15,334,706

PayPal Holdings, Inc.(1)	68,943	12,011,939

Square, Inc., Class A(1)	33,484	3,513,811

		58,051,147
Life Sciences Tools & Services – 1.6%

Thermo Fisher Scientific, Inc.	25,671	9,301,630

		9,301,630
Machinery – 1.7%

Illinois Tool Works, Inc.	27,174	4,751,374

Nordson Corp.	28,443	5,395,921

		10,147,295
Pharmaceuticals – 1.6%

Eli Lilly & Co.	56,898	9,341,514

		9,341,514
Professional Services – 0.8%

Equifax, Inc.	26,543	4,562,211

		4,562,211

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Road & Rail – 1.1%

Norfolk Southern Corp.	21,971	$3,857,449

Uber Technologies, Inc.(1)	90,515	2,813,206

		6,670,655
Semiconductors & Semiconductor Equipment – 5.5%

Advanced Micro Devices, Inc.(1)	116,270	6,116,965

Entegris, Inc.	84,155	4,969,353

KLA Corp.	29,692	5,774,500

Marvell Technology Group Ltd.	181,800	6,373,908

Micron Technology, Inc.(1)	81,602	4,204,135

Teradyne, Inc.	55,554	4,694,868

		32,133,729
Software – 17.6%

Adobe, Inc.(1)	34,286	14,925,039

DocuSign, Inc.(1)	25,472	4,386,533

Guidewire Software, Inc.(1)	40,114	4,446,637

Microsoft Corp.	227,102	46,217,528

salesforce.com, Inc.(1)	72,115	13,509,303

ServiceNow, Inc.(1)	19,067	7,723,279

SS&C Technologies Holdings, Inc.	70,686	3,992,345

Workday, Inc., Class A(1)	38,608	7,233,595

		102,434,259
Specialty Retail – 1.5%

The TJX Cos., Inc.	177,176	8,958,019

		8,958,019
Technology Hardware, Storage & Peripherals – 8.6%

Apple, Inc.	136,773	49,894,790

		49,894,790
Textiles, Apparel & Luxury Goods – 3.5%

NIKE, Inc., Class B	84,936	8,327,975

PVH Corp.	55,340	2,659,087

Under Armour, Inc., Class C(1)	353,691	3,126,629

VF Corp.	101,194	6,166,762

		20,280,453

Total Common Stocks (Cost $476,339,991)		582,289,444

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.2%

Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $1,472,000, due 7/1/2020(2)	$1,472,000	$1,472,000

Total Repurchase Agreements (Cost $1,472,000)		1,472,000

Total Investments – 100.1% (Cost $477,811,991)		583,761,444

Liabilities in excess of other assets – (0.1)%		(815,491)

Total Net Assets – 100.0%		$582,945,953

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$1,329,900	$1,501,452

Legend:

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$582,289,444	$—	$—	$582,289,444
Repurchase Agreements	—	1,472,000	—	1,472,000
Total	$582,289,444	$1,472,000	$—	$583,761,444

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$583,761,444

Cash	85

Dividends/interest receivable	127,155

Reimbursement receivable from adviser	8,960

Prepaid expenses	10,694

Total Assets	583,908,338

Liabilities

Payable for fund shares redeemed	519,831

Investment advisory fees payable	261,873

Distribution fees payable	118,641

Accrued audit fees	13,923

Accrued custodian and accounting fees	5,688

Accrued expenses and other liabilities	42,429

Total Liabilities	962,385

Total Net Assets	$582,945,953

Net Assets Consist of:

Paid-in capital	$429,221,602

Distributable earnings	153,724,351

Total Net Assets	$582,945,953

Investments, at Cost	$477,811,991

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	30,826,214

Net Asset Value Per Share	$18.91

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$2,281,640

Interest	1,379

Total Investment Income	2,283,019

Expenses

Investment advisory fees	1,559,247

Distribution fees	705,267

Professional fees	60,372

Trustees’ and officers’ fees	59,240

Shareholder reports	28,680

Administrative fees	23,799

Custodian and accounting fees	22,925

Transfer agent fees	9,216

Other expenses	23,825

Total Expenses	2,492,571

Less: Fees waived	(39,936)

Net expenses before Adviser recoupment	2,452,635

Expenses recouped by Adviser	1,695

Total Expenses	2,454,330

Net Investment Income/(Loss)	(171,311)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	22,273,720

Net change in unrealized appreciation/(depreciation) on investments	23,672,748

Net Gain on Investments	45,946,468

Net Increase in Net Assets Resulting From Operations	$45,775,157

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets
Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$(171,311)	$(24,064)

Net realized gain/(loss) from investments	22,273,720	19,546,771

Net change in unrealized appreciation/(depreciation) on investments	23,672,748	86,374,561

Net Increase in Net Assets Resulting from Operations	45,775,157	105,897,268

Capital Share Transactions

Proceeds from sales of shares	573,335	403,864,159 [1]

Cost of shares redeemed	(89,157,290)	(65,150,899)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(88,583,955)	338,713,260

Net Increase/(Decrease) in Net Assets	(42,808,798)	444,610,528

Net Assets

Beginning of period	625,754,751	181,144,223

End of period	$582,945,953	$625,754,751

Other Information:

Shares

Sold	35,075	25,527,981

Redeemed	(5,029,091)	(4,177,591)

Net Increase/(Decrease)	(4,994,016)	21,350,390

[1]	Includes in-kind subscriptions of $352,026,598. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited

	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$17.47	$(0.01)		$1.45	$1.44	$18.91	8.24%	(4)

Year Ended 12/31/19	12.52	(0.00	)(5)	4.95	4.95	17.47	39.54%

Year Ended 12/31/18	12.67	(0.01)		(0.14)	(0.15)	12.52	(1.18)%

Year Ended 12/31/17	9.85	0.03		2.79	2.82	12.67	28.63%

Period Ended 12/31/16(6)	10.00	0.01		(0.16)	(0.15)	9.85	(1.50)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$582,946	0.87%	(4)	0.88%	(4)	(0.06)%	(4)	(0.07)%	(4)	11%	(4)

625,755	0.87%		0.96%		(0.01)%		(0.10)%		116%

181,144	0.87%		1.04%		(0.05)%		(0.22)%		47%

8,521	1.00%		2.08%		0.27%		(0.81)%		77%

8,165	1.00%	(4)	3.16%	(4)	0.39%	(4)	(1.77)%	(4)	42%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $39,936.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. During the six months ended June 30, 2020, Park Avenue recouped previously waived or reimbursed expenses in the amount of $1,695. The amount available for potential future recoupment

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$171,470	$38,387	$133,083

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $705,267 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $62,129,626 and $148,197,812, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Meeting Results

At a meeting held on May 14, 2020, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on July 31, 2020 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC (“PAIA” or the “Manager”), under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers without obtaining shareholder approval.

On or about June 26, 2020, shareholders of record of the Fund as of the close of business on May 22, 2020 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on July 31, 2020, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
27,766,206.516	1,741,424.527	2,101,586.633

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Integrated Research VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $10,935,086

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Microsoft Corp.	7.24%
Amazon.com, Inc.	5.65%
Apple, Inc.	4.99%
Alphabet, Inc., Class C	4.92%
Johnson & Johnson	2.67%
MasterCard, Inc., Class A	2.30%
Adobe, Inc.	2.25%
JPMorgan Chase & Co.	2.20%
The Home Depot, Inc.	2.10%
Bank of America Corp.	1.86%
Total	36.18%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$993.00	$4.76	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 99.1%

Aerospace & Defense – 1.1%

Northrop Grumman Corp.	394	$121,131

		121,131
Banks – 4.6%

Bank of America Corp.	8,561	203,324

JPMorgan Chase & Co.	2,558	240,605

Popular, Inc.	1,660	61,702

		505,631
Biotechnology – 3.5%

AbbVie, Inc.	1,706	167,495

Alexion Pharmaceuticals, Inc.(1)	648	72,732

BioMarin Pharmaceutical, Inc.(1)	709	87,448

Exact Sciences Corp.(1)	675	58,684

		386,359
Building Products – 2.5%

Masco Corp.	2,866	143,902

Trane Technologies PLC	1,407	125,195

		269,097
Capital Markets – 1.6%

BlackRock, Inc.	318	173,021

		173,021
Communications Equipment – 1.8%

Cisco Systems, Inc.	4,201	195,935

		195,935
Electric Utilities – 2.3%

American Electric Power Co., Inc.	1,540	122,646

FirstEnergy Corp.	3,314	128,517

		251,163
Electronic Equipment, Instruments & Components – 1.1%

TE Connectivity Ltd.	1,436	117,106

		117,106
Entertainment – 3.0%

Electronic Arts, Inc.(1)	1,060	139,973

The Walt Disney Co.	1,689	188,340

		328,313
Equity Real Estate Investment – 3.0%

American Homes 4 Rent REIT, Class A	3,035	81,641

Medical Properties Trust, Inc. REIT	5,981	112,443

Prologis, Inc. REIT	1,448	135,142

		329,226
Food & Staples Retailing – 1.5%

Costco Wholesale Corp.	544	164,946

		164,946
Food Products – 1.3%

Mondelez International, Inc., Class A	2,838	145,107

		145,107

June 30, 2020 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 2.9%

Abbott Laboratories	2,055	$187,889

Baxter International, Inc.	1,534	132,077

		319,966
Health Care Providers & Services – 1.4%

Cigna Corp.	838	157,251

		157,251
Hotels, Restaurants & Leisure – 1.2%

Darden Restaurants, Inc.	754	57,130

Las Vegas Sands Corp.	1,707	77,737

		134,867
Household Products – 1.3%

Kimberly–Clark Corp.	973	137,534

		137,534
Insurance – 1.3%

The Allstate Corp.	1,515	146,940

		146,940
Interactive Media & Services – 4.9%

Alphabet, Inc., Class C(1)	381	538,585

		538,585
Internet & Direct Marketing Retail – 5.6%

Amazon.com, Inc.(1)	224	617,976

		617,976
IT Services – 5.5%

Fidelity National Information Services, Inc.	1,361	182,496

International Business Machines Corp.	1,413	170,648

MasterCard, Inc., Class A	850	251,345

		604,489
Machinery – 2.5%

Cummins, Inc.	767	132,891

Stanley Black & Decker, Inc.	1,001	139,519

		272,410
Media – 2.8%

Comcast Corp., Class A	5,206	202,930

Discovery, Inc., Class A(1)	5,056	106,681

		309,611
Metals & Mining – 1.1%

Barrick Gold Corp.	4,420	119,075

		119,075
Multi–Utilities – 1.1%

DTE Energy Co.	1,108	119,110

		119,110
Multiline Retail – 1.4%

Target Corp.	1,281	153,630

		153,630
Oil, Gas & Consumable Fuels – 2.2%

Chevron Corp.	2,013	179,620

EOG Resources, Inc.	1,173	59,424

		239,044

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Pharmaceuticals – 5.4%

Bristol-Myers Squibb Co.	1,888	$111,014

Eli Lilly and Co.	1,136	186,509

Johnson & Johnson	2,076	291,948

		589,471
Road & Rail – 2.7%

Norfolk Southern Corp.	734	128,869

Union Pacific Corp.	961	162,476

		291,345
Semiconductors & Semiconductor Equipment – 5.0%

Broadcom, Inc.	605	190,944

NVIDIA Corp.	445	169,060

NXP Semiconductors N.V.	1,018	116,093

Qorvo, Inc.(1)	636	70,297

		546,394
Software – 10.8%

Adobe, Inc.(1)	565	245,950

Microsoft Corp.	3,888	791,247

NortonLifeLock, Inc.	7,131	141,408

		1,178,605
Specialty Retail – 2.1%

The Home Depot, Inc.	916	229,467

		229,467
Technology Hardware, Storage & Peripherals – 6.2%

Apple, Inc.	1,496	545,741

HP, Inc.	7,293	127,117

		672,858
Textiles, Apparel & Luxury Goods – 1.6%

NIKE, Inc., Class B	1,733	169,921

		169,921
Tobacco – 1.4%

Philip Morris International, Inc.	2,174	152,310

		152,310
Wireless Telecommunication Services – 1.4%

T-Mobile U.S., Inc.(1)	1,439	149,872

		149,872

Total Common Stocks (Cost $9,318,329)		10,837,766

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.2%

Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $131,000, due 7/1/2020(2)	$131,000	$131,000

Total Repurchase Agreements (Cost $131,000)		131,000

Total Investments – 100.3% (Cost $9,449,329)		10,968,766

Liabilities in excess of other assets – (0.3)%		(33,680)

Total Net Assets – 100.0%		$10,935,086

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10–Year U.S. TIPS	0.125%	7/15/2024	$118,400	$133,673

Legend:

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,837,766	$—	$—	$10,837,766
Repurchase Agreements	—	131,000	—	131,000
Total	$10,837,766	$131,000	$—	$10,968,766

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$10,968,766

Cash	751

Dividends/interest receivable	10,974

Reimbursement receivable from adviser	10,905

Prepaid expenses	193

Total Assets	10,991,589

Liabilities

Accrued audit fees	13,923

Accrued shareholder reports fees	10,593

Accrued custodian and accounting fees	9,921

Accrued administrative fees	7,979

Investment advisory fees payable	4,907

Distribution fees payable	2,230

Accrued trustees’ and officers’ fees	1,444

Payable for fund shares redeemed	45

Accrued expenses and other liabilities	5,461

Total Liabilities	56,503

Total Net Assets	$10,935,086

Net Assets Consist of:

Paid-in capital	$5,217,699

Distributable earnings	5,717,387

Total Net Assets	$10,935,086

Investments, at Cost	$9,449,329

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	769,395

Net Asset Value Per Share	$14.21

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$164,670

Interest	135

Withholding taxes on foreign dividends	(360)

Total Investment Income	164,445

Expenses

Investment advisory fees	29,284

Custodian and accounting fees	24,245

Administrative fees	23,799

Professional fees	14,804

Distribution fees	13,311

Shareholder reports	6,172

Transfer agent fees	6,156

Trustees’ and officers’ fees	3,159

Other expenses	601

Total Expenses	121,531

Less: Fees waived	(70,417)

Total Expenses, Net	51,114

Net Investment Income/(Loss)	113,331

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(59,111)

Net change in unrealized appreciation/(depreciation) on investments	(111,345)

Net Loss on Investments	(170,456)

Net Decrease in Net Assets Resulting From Operations	$(57,125)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$113,331	$120,059

Net realized gain/(loss) from investments	(59,111)	932,990

Net change in unrealized appreciation/(depreciation) on investments	(111,345)	1,577,603

Net Increase/(Decrease) in Net Assets Resulting from Operations	(57,125)	2,630,652

Capital Share Transactions

Proceeds from sales of shares	42,962	403,248

Cost of shares redeemed	(903,133)	(995,721)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(860,171)	(592,473)

Net Increase/(Decrease) in Net Assets	(917,296)	2,038,179

Net Assets

Beginning of period	11,852,382	9,814,203

End of period	$10,935,086	$11,852,382

Other Information:

Shares

Sold	3,186	32,023

Redeemed	(62,180)	(75,608)

Net Decrease	(58,994)	(43,585)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$14.31	$0.14	$(0.24)	$(0.10)	$14.21	(0.70)%	(4)

Year Ended 12/31/19	11.26	0.14	2.91	3.05	14.31	27.09%

Year Ended 12/31/18	12.28	0.12	(1.14)	(1.02)	11.26	(8.31)%

Year Ended 12/31/17	10.24	0.09	1.95	2.04	12.28	19.92%

Period Ended 12/31/16(5)	10.00	0.03	0.21	0.24	10.24	2.40%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$10,935	0.96%	(4)	2.28%	(4)	2.13%	(4)	0.81%	(4)	30%	(4)

11,852	0.96%		2.30%		1.08%		(0.26)%		117%

9,814	0.96%		2.39%		0.93%		(0.50)%		58%

12,171	0.96%		1.91%		0.84%		(0.11)%		80%

14,915	0.96%	(4)	2.65%	(4)	0.92%	(4)	(0.77)%	(4)	15%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices.

Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% up to $100 million, 0.50% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $70,417.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2023	2022	2021	2020
$577,431	$70,417	$149,391	$162,831	$194,792

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Columbia Management Investment Advisers LLC (“CMIA”). CMIA is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $13,311 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $3,133,015 and $3,802,551, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian International Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $202,911,094

Geographic Region Allocation[1] As of June 30, 2020

Sector Allocation[2] As of June 30, 2020

1

GUARDIAN INTERNATIONAL VALUE VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Country	% of Total Net Assets
Novartis AG (Reg S)	Switzerland	3.93%
SAP SE	Germany	3.75%
Sanofi	France	3.22%
Medtronic PLC	Ireland	2.86%
RELX PLC	United Kingdom	2.77%
Vivendi S.A.	France	2.74%
Engie S.A.	France	2.67%
Nexon Co. Ltd.	Japan	2.37%
Enel S.p.A.	Italy	2.36%
Nintendo Co. Ltd.	Japan	2.35%
Total		29.02%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$ 875.70	$4.52	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,020.04	$4.87	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 95.7%

Canada – 3.7%

Canadian National Railway Co.	27,790	$2,458,645

Suncor Energy, Inc.	159,931	2,696,539

TMX Group Ltd.	24,428	2,415,270

		7,570,454
Cayman Islands – 1.6%

ENN Energy Holdings Ltd.	152,700	1,714,999

ESR Cayman Ltd.(1)(2)	663,600	1,574,271

		3,289,270
China – 1.6%

Ping An Insurance Group Co. of China Ltd., Class H	317,000	3,165,897

		3,165,897
Denmark – 2.4%

Carlsberg A/S, Class B	23,932	3,161,416

Vestas Wind Systems A/S	16,306	1,659,219

		4,820,635
Finland – 2.3%

Nordea Bank Abp(2)	336,014	2,315,775

Sampo OYJ, Class A	67,808	2,329,621

		4,645,396
France – 15.2%

Air Liquide S.A.	27,695	3,990,541

Alstom S.A.	42,443	1,971,393

BNP Paribas S.A.(2)	40,196	1,593,493

Engie S.A.(2)	438,206	5,408,916

Safran S.A.(2)	35,977	3,598,860

Sanofi	64,318	6,543,650

Vinci S.A.	24,525	2,255,288

Vivendi S.A.	217,133	5,565,372

		30,927,513
Germany – 7.8%

Fresenius Medical Care AG & Co. KGaA(2)	30,524	2,602,404

Infineon Technologies AG	76,694	1,792,591

Merck KGaA	12,837	1,488,187

SAP SE	54,678	7,610,932

Vonovia SE	39,577	2,424,361

		15,918,475
Indonesia – 0.3%

Bank Mandiri Persero Tbk PT	2,011,800	697,701

		697,701
Ireland – 5.7%

Aon PLC, Class A	21,079	4,059,816

Medtronic PLC	63,194	5,794,890

Ryanair Holdings PLC, ADR(2)	25,054	1,662,082

		11,516,788
Israel – 1.1%

Bank Leumi Le-Israel BM	429,907	2,166,205

		2,166,205

June 30, 2020 (unaudited)	Shares	Value
Italy – 2.4%

Enel S.p.A.	555,388	$4,784,762

		4,784,762
Japan – 13.9%

Daiwa House Industry Co. Ltd.	128,412	3,028,679

Hitachi Ltd.	113,500	3,583,131

Kao Corp.	36,030	2,852,397

Makita Corp.	76,800	2,789,145

Nexon Co. Ltd.	213,400	4,819,794

Nintendo Co. Ltd.	10,700	4,761,125

Sumitomo Mitsui Financial Group, Inc.	98,100	2,758,881

Suzuki Motor Corp.	48,800	1,655,790

Yamaha Corp.	43,000	2,023,040

		28,271,982
Luxembourg – 0.7%

ArcelorMittal S.A.(2)	125,353	1,316,226

		1,316,226
Mexico – 0.6%

Arca Continental S.A.B. de C.V.	275,400	1,208,983

		1,208,983
Netherlands – 4.1%

JDE Peet’s B.V.(2)	41,093	1,665,740

Koninklijke DSM N.V.	29,390	4,062,371

Wolters Kluwer N.V.	34,288	2,674,818

		8,402,929
Norway – 2.4%

Equinor ASA	145,214	2,065,126

Telenor ASA	186,739	2,720,506

		4,785,632
Portugal – 1.4%

EDP–Energias de Portugal S.A.	428,223	2,042,242

Galp Energia SGPS S.A.	68,701	793,601

		2,835,843
Republic of Korea – 1.4%

Samsung Electronics Co. Ltd.	66,109	2,930,554

		2,930,554
Singapore – 1.7%

DBS Group Holdings Ltd.	138,880	2,077,440

NetLink NBN Trust	1,912,200	1,338,824

		3,416,264
Spain – 1.2%

Banco Santander S.A.(2)	981,770	2,394,054

		2,394,054
Sweden – 2.6%

Assa Abloy AB, Class B	133,000	2,700,459

Epiroc AB, Class A	208,290	2,591,636

		5,292,095
Switzerland – 7.2%

ABB Ltd. (Reg S)	201,491	4,529,026

Novartis AG (Reg S)	91,802	7,976,736

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Switzerland (continued)

Roche Holding AG	5,895	$2,041,035

		14,546,797
United Kingdom – 14.4%

BHP Group PLC	130,091	2,670,725

Compass Group PLC	144,969	1,994,356

Ferguson PLC	31,712	2,594,199

Howden Joinery Group PLC	162,718	1,113,214

Informa PLC	386,879	2,250,990

Network International Holdings PLC(1)(2)	154,322	842,095

Prudential PLC	198,399	2,987,823

RELX PLC	242,542	5,613,701

RSA Insurance Group PLC	305,230	1,547,289

Tesco PLC	1,321,484	3,731,276

Unilever PLC	73,441	3,959,759

		29,305,427

Total Common Stocks (Cost $198,335,657)		194,209,882

	Shares	Value
Preferred Stocks – 2.3%

Germany – 2.3%

Volkswagen AG, 3.00%	30,134	4,557,109

		4,557,109

Total Preferred Stocks (Cost $5,429,139)		4,557,109

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.9%

Repurchase Agreements – 1.9%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $3,876,000, due 7/1/2020(3)	$3,876,000	$3,876,000

Total Repurchase Agreements (Cost $3,876,000)		3,876,000

Total Investments – 99.9% (Cost $207,640,796)		202,642,991

Assets in excess of other liabilities – 0.1%		268,103

Total Net Assets – 100.0%		$202,911,094

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $2,416,366, representing 1.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Non–income–producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$3,501,900	$3,953,630

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$7,570,454	$—		$—	$7,570,454
Cayman Islands	—	3,289,270	*	—	3,289,270
China	—	3,165,897	*	—	3,165,897
Denmark	—	4,820,635	*	—	4,820,635
Finland	—	4,645,396	*	—	4,645,396
France	—	30,927,513	*	—	30,927,513
Germany	—	15,918,475	*	—	15,918,475
Indonesia	—	697,701	*	—	697,701
Ireland	11,516,788	—		—	11,516,788
Israel	—	2,166,205	*	—	2,166,205
Italy	—	4,784,762	*	—	4,784,762
Japan	—	28,271,982	*	—	28,271,982
Luxembourg	—	1,316,226	*	—	1,316,226
Mexico	1,208,983	—		—	1,208,983
Netherlands	1,665,740	6,737,189	*	—	8,402,929
Norway	—	4,785,632	*	—	4,785,632
Portugal	—	2,835,843	*	—	2,835,843
Republic of Korea	—	2,930,554	*	—	2,930,554
Singapore	—	3,416,264	*	—	3,416,264
Spain	—	2,394,054	*	—	2,394,054
Sweden	—	5,292,095	*	—	5,292,095
Switzerland	—	14,546,797	*	—	14,546,797
United Kingdom	—	29,305,427	*	—	29,305,427
Preferred Stocks
Germany	—	4,557,109	*	—	4,557,109
Repurchase Agreements	—	3,876,000		—	3,876,000
Total	$21,961,965	$180,681,026		$—	$202,642,991

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$202,642,991

Cash	546

Foreign currency, at value	10,264

Foreign tax reclaims receivable	280,163

Dividends/interest receivable	239,795

Reimbursement receivable from adviser	28,221

Prepaid expenses	3,184

Total Assets	203,205,164

Liabilities

Investment advisory fees payable	130,968

Distribution fees payable	42,290

Payable for fund shares redeemed	28,523

Accrued shareholder reports fees	27,677

Accrued audit fees	17,025

Accrued custodian and accounting fees	14,553

Accrued trustees’ and officers’ fees	13,326

Accrued expenses and other liabilities	19,708

Total Liabilities	294,070

Total Net Assets	$202,911,094

Net Assets Consist of:

Paid-in capital	$218,311,732

Distributable loss	(15,400,638)

Total Net Assets	$202,911,094

Investments, at Cost	$207,640,796

Foreign Currency, at Cost	$10,192

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,069,076

Net Asset Value Per Share	$10.64

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$3,127,423

Interest	713

Withholding taxes on foreign dividends	(370,583)

Total Investment Income	2,757,553

Expenses

Investment advisory fees	751,843

Distribution fees	242,327

Trustees’ and officers’ fees	44,422

Custodian and accounting fees	42,870

Professional fees	31,910

Administrative fees	23,799

Shareholder reports	13,695

Transfer agent fees	8,958

Other expenses	8,793

Total Expenses	1,168,617

Less: Fees waived	(231,215)

Total Expenses, Net	937,402

Net Investment Income/(Loss)	1,820,151

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(7,765,502)

Net realized gain/(loss) from foreign currency transactions	(13,256)

Net change in unrealized appreciation/(depreciation) on investments	(19,990,583)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	7,441

Net Loss on Investments and Foreign Currency Transactions	(27,761,900)

Net Decrease in Net Assets Resulting From Operations	$(25,941,749)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$1,820,151	$4,404,550

Net realized gain/(loss) from investments and foreign currency transactions	(7,778,758)	(4,747,087)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(19,983,142)	42,865,004

Net Increase/(Decrease) in Net Assets Resulting from Operations	(25,941,749)	42,522,467

Capital Share Transactions

Proceeds from sales of shares	17,682,241	5,539,328

Cost of shares redeemed	(9,818,346)	(35,254,386)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	7,863,895	(29,715,058)

Net Increase/(Decrease) in Net Assets	(18,077,854)	12,807,409

Net Assets

Beginning of period	220,988,948	208,181,539

End of period	$202,911,094	$220,988,948

Other Information:

Shares

Sold	1,785,703	507,283

Redeemed	(905,903)	(3,110,014)

Net Increase/(Decrease)	879,800	(2,602,731)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$12.15	$0.10	$(1.61)	$(1.51)	$10.64	(12.43)%	(4)

Year Ended 12/31/19	10.01	0.22	1.92	2.14	12.15	21.38%

Year Ended 12/31/18	11.80	0.20	(1.99)	(1.79)	10.01	(15.17)%

Year Ended 12/31/17	9.63	0.15	2.02	2.17	11.80	22.53%

Period Ended 12/31/16(5)	10.00	0.01	(0.38)	(0.37)	9.63	(3.70)	%(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$202,911	0.97%	(4)	1.21%	(4)	1.87%	(4)	1.63%	(4)	18%	(4)

220,989	0.94%		1.20%		1.99%		1.73%		32%

208,182	0.94%		1.23%		1.79%		1.50%		74%

11,133	1.11%		2.39%		1.40%		0.12%		61%

14,100	1.11%	(4)	3.11%	(4)	0.42%	(4)	(1.58)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian International Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.02% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2020, the expense limitation was 0.94%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $231,215.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$298,992	$58,226	$240,766

Park Avenue has entered into a Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”). Lazard is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $242,327 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $45,050,793 and $35,468,442, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has

adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian International Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $139,654,740

Geographic Region Allocation[1] As of June 30, 2020

Sector Allocation[2] As of June 30, 2020

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Country	% of Total Net Assets
Nestle S.A. (Reg S)	Switzerland	6.02%
Roche Holding AG	Switzerland	4.49%
ASML Holding N.V.	Netherlands	3.88%
LVMH Moet Hennessy Louis Vuitton SE	France	3.04%
SAP SE	Germany	3.02%
Novo Nordisk A/S, Class B	Denmark	2.91%
AIA Group Ltd.	Hong Kong	2.74%
Keyence Corp.	Japan	2.54%
L’Oreal S.A.	France	2.50%
Diageo PLC	United Kingdom	2.38%
Total		33.52%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Expense Ratio During Period 1/1/20 - 6/30/20
Based on Actual Return	$1,000.00	$1,031.00	$5.96	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.92	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 99.1%
Australia – 3.2%

CSL Ltd.	14,554	$2,885,375

IDP Education Ltd.	148,436	1,594,190

		4,479,565
Cayman Islands – 4.7%

Alibaba Group Holding Ltd., ADR(1)	8,493	1,831,940

Sea Ltd., ADR(1)	20,574	2,206,356

Tencent Holdings Ltd.	39,500	2,537,235

		6,575,531
China – 1.1%

Ping An Insurance Group Co. of China Ltd., Class H	146,000	1,458,110

		1,458,110
Denmark – 5.9%

Genmab A/S(1)	6,028	2,016,494

Novo Nordisk A/S, Class B	62,786	4,062,956

Orsted A/S(2)	19,195	2,213,755

		8,293,205
Finland – 1.5%

Kone OYJ, Class B	30,851	2,119,980

		2,119,980
France – 7.4%

L’Oreal S.A.(1)	10,877	3,487,057

LVMH Moet Hennessy Louis Vuitton SE	9,692	4,245,084

Safran S.A.(1)	26,448	2,645,653

		10,377,794
Germany – 16.1%

adidas AG(1)	9,787	2,560,471

Beiersdorf AG	18,648	2,115,706

Delivery Hero SE(1)(2)	26,293	2,678,919

Deutsche Boerse AG	13,115	2,370,522

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Reg S)	7,457	1,935,279

SAP SE	30,283	4,215,257

Sartorius AG	2,865	941,228

Symrise AG	16,616	1,927,782

Vonovia SE	29,964	1,835,500

Zalando SE(1)(2)	27,897	1,961,963

		22,542,627
Hong Kong – 5.0%

AIA Group Ltd.	411,000	3,825,205

Hong Kong Exchanges & Clearing Ltd.	74,100	3,158,045

		6,983,250
India – 1.0%

HDFC Bank Ltd., ADR	30,080	1,367,437

		1,367,437
Ireland – 1.5%

Linde PLC	9,572	2,014,787

		2,014,787

June 30, 2020 (unaudited)	Shares	Value
Japan – 13.5%

Daikin Industries Ltd.	17,200	$2,765,866

Hoya Corp.	26,600	2,547,348

Kao Corp.	31,000	2,454,186

Keyence Corp.	8,500	3,548,939

Shimano, Inc.	10,000	1,923,311

SMC Corp.	5,000	2,552,002

Sony Corp.	44,400	3,040,571

		18,832,223
Luxembourg — 1.7%

Spotify Technology S.A.(1)	9,285	2,397,294

		2,397,294
Netherlands — 6.5%

Adyen N.V.(1)(2)	1,600	2,331,023

Argenx SE(1)	6,183	1,378,085

ASML Holding N.V.	14,766	5,412,894

		9,122,002
Spain — 0.7%

Cellnex Telecom S.A.(2)	16,519	1,005,396

		1,005,396
Sweden — 3.2%

Assa Abloy AB, Class B	94,021	1,909,021

Atlas Copco AB, Class A	59,983	2,536,446

		4,445,467
Switzerland — 14.0%

Lonza Group AG (Reg S)	5,895	3,108,398

Nestle S.A. (Reg S)	76,157	8,413,459

Partners Group Holding AG	1,912	1,731,413

Roche Holding AG	18,120	6,273,716

		19,526,986
Taiwan — 1.3%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,199	1,771,167

		1,771,167
United Kingdom — 10.8%

Burberry Group PLC	59,470	1,176,831

Diageo PLC	100,331	3,330,383

InterContinental Hotels Group PLC	37,086	1,643,779

Intertek Group PLC	30,964	2,084,410

London Stock Exchange Group PLC	26,499	2,741,160

RELX PLC	99,064	2,289,679

Smith & Nephew PLC	99,418	1,852,131

		15,118,373

Total Common Stocks (Cost $108,689,714)		138,431,194

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.5%
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $ 2,080,000 , due 7/1/2020(3)	$2,080,000	$2,080,000

Total Repurchase Agreements (Cost $2,080,000)		2,080,000

Total Investments – 100.6% (Cost $110,769,714)		140,511,194

Liabilities in excess of other assets – (0.6)%		(856,454)

Total Net Assets – 100.0%		$139,654,740

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $10,191,056, representing 7.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$1,879,200	$2,121,609

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,479,565	*	$—	$4,479,565
Cayman Islands	4,038,296	2,537,235	*	—	6,575,531
China	—	1,458,110	*	—	1,458,110
Denmark	—	8,293,205	*	—	8,293,205
Finland	—	2,119,980	*	—	2,119,980
France	—	10,377,794	*	—	10,377,794
Germany	—	22,542,627	*	—	22,542,627
Hong Kong	—	6,983,250	*	—	6,983,250
India	1,367,437	—		—	1,367,437
Ireland	—	2,014,787	*	—	2,014,787
Japan	—	18,832,223	*	—	18,832,223
Luxembourg	2,397,294	—		—	2,397,294
Netherlands	—	9,122,002	*	—	9,122,002
Spain	—	1,005,396	*	—	1,005,396
Sweden	—	4,445,467	*	—	4,445,467
Switzerland	—	19,526,986	*	—	19,526,986
Taiwan	1,771,167	—		—	1,771,167
United Kingdom	—	15,118,373	*	—	15,118,373
Repurchase Agreements	—	2,080,000		—	2,080,000
Total	$9,574,194	$130,937,000		$—	$140,511,194

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$140,511,194

Cash	676

Foreign currency, at value	46,556

Foreign tax reclaims receivable	367,846

Dividends/interest receivable	34,775

Reimbursement receivable from adviser	7,713

Prepaid expenses	2,098

Total Assets	140,970,858

Liabilities

Payable for investments purchased	1,000,152

Payable for fund shares redeemed	117,514

Investment advisory fees payable	89,323

Distribution fees payable	28,408

Accrued custodian and accounting fees	17,863

Accrued audit fees	14,918

Accrued trustees’ and officers’ fees	6,930

Accrued expenses and other liabilities	41,010

Total Liabilities	1,316,118

Total Net Assets	$139,654,740

Net Assets Consist of:

Paid-in capital	$120,273,627

Distributable earnings	19,381,113

Total Net Assets	$139,654,740

Investments, at Cost	$110,769,714

Foreign Currency, at Cost	$47,533

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,011,705

Net Asset Value Per Share	$13.95

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$1,264,353

Interest	218

Withholding taxes on foreign dividends	(147,611)

Total Investment Income	1,116,960

Expenses

Investment advisory fees	520,739

Distribution fees	165,292

Custodian and accounting fees	49,263

Trustees’ and officers’ fees	28,139

Professional fees	25,705

Administrative fees	23,799

Shareholder reports	11,023

Transfer agent fees	7,749

Other expenses	5,721

Total Expenses	837,430

Less: Fees waived	(57,252)

Total Expenses, Net	780,178

Net Investment Income/(Loss)	336,782

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,452,574)

Net realized gain/(loss) from foreign currency transactions	7,145

Net change in unrealized appreciation/(depreciation) on investments	4,751,889

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	6,711

Net Gain on Investments and Foreign Currency Transactions	3,313,171

Net Increase in Net Assets Resulting From Operations	$3,649,953

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$336,782	$792,612

Net realized gain/(loss) from investments and foreign currency transactions	(1,445,429)	(3,725,319)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,758,600	42,752,600

Net Increase in Net Assets Resulting from Operations	3,649,953	39,819,893

Capital Share Transactions

Proceeds from sales of shares	301,990	3,516,589

Cost of shares redeemed	(10,851,960)	(27,918,350)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,549,970)	(24,401,761)

Net Increase/(Decrease) in Net Assets	(6,900,017)	15,418,132

Net Assets

Beginning of period	146,554,757	131,136,625

End of period	$139,654,740	$146,554,757

Other Information:

Shares

Sold	23,027	311,020

Redeemed	(843,388)	(2,289,980)

Net Decrease	(820,361)	(1,978,960)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$13.53	$0.03		$0.39	$0.42	$13.95	3.10%	(4)

Year Ended 12/31/19	10.24	0.07		3.22	3.29	13.53	32.13%

Year Ended 12/31/18	12.61	0.12		(2.49)	(2.37)	10.24	(18.79)%

Year Ended 12/31/17	9.62	0.09		2.90	2.99	12.61	31.08%

Period Ended 12/31/16(5)	10.00	(0.00	)(6)	(0.38)	(0.38)	9.62	(3.80)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$139,655	1.18%	(4)	1.27%	(4)	0.51%	(4)	0.42%	(4)	17%	(4)

146,555	1.18%		1.26%		0.56%		0.48%		25%

131,137	1.18%		1.32%		1.07%		0.93%		61%

10,636	1.22%		2.49%		0.79%		(0.48)%		32%

10,980	1.22%	(4)	3.20%	(4)	(0.06)%	(4)	(2.04)%	(4)	8%	(4)
(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

(6)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $57,252.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$223,235	$48,645	$174,590

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“JPMIM”). JPMIM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $165,292 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $22,706,009 and $32,468,006, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Mid Cap Traditional Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $114,913,225

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Constellation Software, Inc.	3.23%
Microchip Technology, Inc.	2.74%
Nice Ltd., ADR	2.51%
SS&C Technologies Holdings, Inc.	2.40%
PerkinElmer, Inc.	2.36%
Aon PLC, Class A	2.33%
WEX, Inc.	2.27%
Broadridge Financial Solutions, Inc.	2.26%
LPL Financial Holdings, Inc.	2.24%
Global Payments, Inc.	2.11%
Total	24.45%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$ 918.00	$5.25	1.10%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 96.6%

Aerospace & Defense – 2.5%

L3Harris Technologies, Inc.	8,688	$1,474,093

Teledyne Technologies, Inc.(1)	4,618	1,435,967

		2,910,060
Airlines – 0.7%

Ryanair Holdings PLC, ADR(1)	12,866	853,530

		853,530
Auto Components – 0.4%

Visteon Corp.(1)	7,294	499,639

		499,639
Banks – 0.6%

SVB Financial Group(1)	3,300	711,249

		711,249
Biotechnology – 1.4%

Ascendis Pharma A/S, ADR(1)	1,978	292,546

Neurocrine Biosciences, Inc.(1)	4,795	584,990

Sarepta Therapeutics, Inc.(1)	4,635	743,176

		1,620,712
Capital Markets – 4.1%

Cboe Global Markets, Inc.	8,561	798,570

LPL Financial Holdings, Inc.	32,897	2,579,125

MSCI, Inc.	2,254	752,430

TD Ameritrade Holding Corp.	17,297	629,265

		4,759,390
Commercial Services & Supplies – 2.2%

Cimpress PLC(1)	12,548	957,914

Ritchie Bros Auctioneers, Inc.	36,848	1,505,241

		2,463,155
Containers & Packaging – 1.3%

Sealed Air Corp.	43,831	1,439,848

		1,439,848
Diversified Consumer Services – 1.5%

frontdoor, Inc.(1)	14,481	641,943

ServiceMaster Global Holdings, Inc.(1)	28,971	1,033,975

		1,675,918
Electric Utilities – 0.6%

Alliant Energy Corp.	15,427	738,028

		738,028
Electrical Equipment – 2.0%

Sensata Technologies Holding PLC(1)	62,622	2,331,417

		2,331,417
Electronic Equipment, Instruments & Components – 5.5%

Dolby Laboratories, Inc., Class A	19,854	1,307,783

Flex Ltd.(1)	116,094	1,189,963

National Instruments Corp.	36,378	1,408,192

TE Connectivity Ltd.	29,621	2,415,593

		6,321,531

June 30, 2020 (unaudited)	Shares	Value
Entertainment – 0.5%

Liberty Media Corp-Liberty Formula One, Class C(1)	16,811	$533,077

		533,077
Equity Real Estate Investment – 3.8%

Crown Castle International Corp. REIT	13,181	2,205,840

Lamar Advertising Co., Class A REIT	32,642	2,179,180

		4,385,020
Health Care Equipment & Supplies – 6.9%

Boston Scientific Corp.(1)	60,750	2,132,932

Dentsply Sirona, Inc.	18,542	816,960

ICU Medical, Inc.(1)	4,151	765,071

STERIS PLC	1,890	290,002

Teleflex, Inc.	3,166	1,152,361

The Cooper Cos., Inc.	7,166	2,032,564

Varian Medical Systems, Inc.(1)	6,086	745,657

		7,935,547
Hotels, Restaurants & Leisure – 1.9%

Aramark	28,737	648,594

Dunkin’ Brands Group, Inc.	23,824	1,554,040

		2,202,634
Industrial Conglomerates – 0.5%

Carlisle Cos., Inc.	5,029	601,820

		601,820
Insurance – 6.8%

Aon PLC, Class A	13,889	2,675,022

Intact Financial Corp. (Canada)	19,697	1,874,668

Willis Towers Watson PLC	6,963	1,371,363

WR Berkley Corp.	32,373	1,854,649

		7,775,702
Internet & Direct Marketing Retail – 1.5%

Wayfair, Inc., Class A(1)	8,404	1,660,714

		1,660,714
IT Services – 13.1%

Amdocs Ltd.	29,075	1,770,086

Broadridge Financial Solutions, Inc.	20,598	2,599,262

Edenred (France)	19,507	852,199

Euronet Worldwide, Inc.(1)	5,271	505,067

Fidelity National Information Services, Inc.	14,898	1,997,673

Global Payments, Inc.	14,305	2,426,414

GoDaddy, Inc., Class A(1)	31,304	2,295,522

WEX, Inc.(1)	15,834	2,612,769

		15,058,992
Life Sciences Tools & Services – 5.5%

IQVIA Holdings, Inc.(1)	11,712	1,661,698

PerkinElmer, Inc.	27,665	2,713,660

PRA Health Sciences, Inc.(1)	8,733	849,634

Waters Corp.(1)	6,295	1,135,618

		6,360,610

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Machinery – 3.1%

Ingersoll Rand, Inc.(1)	28,724	$807,719

Rexnord Corp.	36,480	1,063,392

The Middleby Corp.(1)	7,004	552,896

Westinghouse Air Brake Technologies Corp.	19,373	1,115,303

		3,539,310
Pharmaceuticals – 3.5%

Bristol-Myers Squibb Co.	10,589	622,633

Catalent, Inc.(1)	26,210	1,921,193

Elanco Animal Health, Inc.(1)	33,994	729,172

Royalty Pharma PLC, Class A(1)	16,422	797,288

		4,070,286
Professional Services – 4.0%

CoStar Group, Inc.(1)	2,190	1,556,367

IHS Markit Ltd.	12,552	947,676

Verisk Analytics, Inc.	12,447	2,118,480

		4,622,523
Semiconductors & Semiconductor Equipment – 8.8%

KLA Corp.	12,222	2,376,935

Lam Research Corp.	5,565	1,800,055

Microchip Technology, Inc.	29,882	3,146,873

ON Semiconductor Corp.(1)	77,852	1,543,027

Xilinx, Inc.	12,147	1,195,143

		10,062,033
Software – 10.9%

Atlassian Corp. PLC, Class A(1)	9,901	1,784,853

Ceridian HCM Holding, Inc.(1)	11,158	884,495

Constellation Software, Inc. (Canada)	3,285	3,709,151

Dynatrace, Inc.(1)	11,871	481,963

Nice Ltd., ADR(1)	15,255	2,886,856

SS&C Technologies Holdings, Inc.	48,740	2,752,835

		12,500,153
Specialty Retail – 1.5%

CarMax, Inc.(1)	18,759	1,679,868

		1,679,868

June 30, 2020 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 0.8%

Gildan Activewear, Inc.	58,032	$898,916

		898,916
Trading Companies & Distributors – 0.7%

Ferguson PLC (United Kingdom)	10,018	819,522

		819,522

Total Common Stocks (Cost $98,149,184)		111,031,204

	Principal Amount	Value
Short–Term Investment – 3.3%

Repurchase Agreements – 3.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $3,773,000, due 7/1/2020(2)	$3,773,000	3,773,000

Total Repurchase Agreements (Cost $3,773,000)		3,773,000

Total Investments – 99.9% (Cost $101,922,184)		114,804,204

Assets in excess of other liabilities – 0.1%		109,021

Total Net Assets – 100.0%		$114,913,225

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$3,408,800	$3,848,521

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$109,359,483	$1,671,721	*	$—	$111,031,204
Repurchase Agreements	—	3,773,000		—	3,773,000
Total	$109,359,483	$5,444,721		$—	$114,804,204

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$114,804,204

Cash	442

Foreign currency, at value	10,236

Receivable for investments sold	305,090

Dividends/interest receivable	36,426

Reimbursement receivable from adviser	13,388

Prepaid expenses	1,773

Total Assets	115,171,559

Liabilities

Investment advisory fees payable	75,771

Payable for fund shares redeemed	67,687

Distribution fees payable	23,891

Payable for investments purchased	23,141

Accrued shareholder reports fees	20,894

Accrued audit fees	13,923

Accrued trustees’ and officers’ fees	7,626

Accrued custodian and accounting fees	7,215

Accrued expenses and other liabilities	18,186

Total Liabilities	258,334

Total Net Assets	$114,913,225

Net Assets Consist of:

Paid-in capital	$88,479,455

Distributable earnings	26,433,770

Total Net Assets	$114,913,225

Investments, at Cost	$101,922,184

Foreign Currency, at Cost	$10,160

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,489,117

Net Asset Value Per Share	$15.34

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$529,624

Interest	764

Withholding taxes on foreign dividends	(9,995)

Total Investment Income	520,393

Expenses

Investment advisory fees	437,419

Distribution fees	137,728

Custodian and accounting fees	25,726

Trustees’ and officers’ fees	25,179

Administrative fees	23,799

Professional fees	23,292

Shareholder reports	10,174

Transfer agent fees	6,905

Other expenses	4,898

Total Expenses	695,120

Less: Fees waived	(89,118)

Total Expenses, Net	606,002

Net Investment Income/(Loss)	(85,609)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	75,124

Net realized gain/(loss) from foreign currency transactions	449

Net change in unrealized appreciation/(depreciation) on investments	(9,335,894)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	20

Net Loss on Investments and Foreign Currency Transactions	(9,260,301)

Net Decrease in Net Assets Resulting From Operations	$(9,345,910)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$(85,609)	$(97,754)

Net realized gain/(loss) from investments and foreign currency transactions	75,573	6,801,755

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,335,874)	30,649,042

Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,345,910)	37,353,043

Capital Share Transactions

Proceeds from sales of shares	6,491,341	1,287,937

Cost of shares redeemed	(7,290,682)	(23,647,691)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(799,341)	(22,359,754)

Net Increase/(Decrease) in Net Assets	(10,145,251)	14,993,289

Net Assets

Beginning of period	125,058,476	110,065,187

End of period	$114,913,225	$125,058,476

Other Information:

Shares

Sold	469,209	81,649

Redeemed	(466,024)	(1,564,608)

Net Increase/(Decrease)	3,185	(1,482,959)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$16.71	$(0.01)	$(1.36)	$(1.37)	$15.34	(8.20)%	(4)

Year Ended 12/31/19	12.27	(0.01)	4.45	4.44	16.71	36.19%

Year Ended 12/31/18	12.72	(0.01)	(0.44)	(0.45)	12.27	(3.54)%

Year Ended 12/31/17	9.99	(0.02)	2.75	2.73	12.72	27.33%

Period Ended 12/31/16(5)	10.00	0.00 (6)	(0.01)	(0.01)	9.99	(0.10)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$114,913	1.10%	(4)	1.26%	(4)	(0.16)%	(4)	(0.32)%	(4)	12%	(4)

125,058	1.10%		1.26%		(0.07)%		(0.23)%		10%

110,065	1.10%		1.31%		(0.07)%		(0.28)%		30%

12,681	1.09%		2.15%		(0.20)%		(1.26)%		35%

13,272	1.09%	(4)	2.93%	(4)	0.14%	(4)	(1.70)%	(4)	5%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.10% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $89,118.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$247,059	$54,113	$192,946

Park Avenue has entered into a Sub-Advisory Agreement with Janus Capital Management LLC (“Janus Capital”). Janus Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $137,728 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $13,208,467 and $15,311,312, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Mid Cap Relative Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $211,958,552

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Alcon, Inc.	3.10%
Reynolds Consumer Products, Inc.	3.03%
Amdocs Ltd.	2.87%
Brown & Brown, Inc.	2.80%
Varian Medical Systems, Inc.	2.69%
CBRE Group, Inc., Class A	2.69%
Stanley Black & Decker, Inc.	2.53%
Kansas City Southern	2.51%
Arch Capital Group Ltd.	2.44%
Republic Services, Inc.	2.37%
Total	27.03%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$ 813.40	$4.64	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 97.9%

Auto Components – 3.1%

Aptiv PLC	51,889	$4,043,191

Lear Corp.	23,527	2,564,913

		6,608,104

Banks – 5.1%

Fifth Third Bancorp	174,326	3,361,005

PacWest Bancorp	77,418	1,525,909

Regions Financial Corp.	331,196	3,682,900

Zions Bancorporation N.A.	63,885	2,172,090

		10,741,904

Beverages – 1.0%

Keurig Dr Pepper, Inc.	76,980	2,186,232

		2,186,232

Building Products – 1.9%

Masco Corp.	79,524	3,992,900

		3,992,900

Capital Markets – 0.2%

Cboe Global Markets, Inc.	4,253	396,720

		396,720

Chemicals – 3.0%

Celanese Corp.	25,480	2,199,943

PPG Industries, Inc.	39,214	4,159,037

		6,358,980

Commercial Services & Supplies – 2.4%

Republic Services, Inc.	61,165	5,018,588

		5,018,588

Communications Equipment – 1.3%

Juniper Networks, Inc.	120,681	2,758,768

		2,758,768

Construction & Engineering – 2.0%

Jacobs Engineering Group, Inc.	51,186	4,340,573

		4,340,573

Construction Materials – 0.9%

Vulcan Materials Co.	16,812	1,947,670

		1,947,670

Containers & Packaging – 2.0%

AptarGroup, Inc.	16,199	1,813,964

Packaging Corp. of America	24,887	2,483,723

		4,297,687

Electric Utilities – 3.9%

American Electric Power Co., Inc.	49,400	3,934,216

FirstEnergy Corp.	111,844	4,337,310

		8,271,526

Electronic Equipment, Instruments & Components – 1.6%

CDW Corp.	10,009	1,162,846

FLIR Systems, Inc.	57,814	2,345,514

		3,508,360

June 30, 2020 (unaudited)	Shares	Value

Energy Equipment & Services – 1.2%

Baker Hughes Co.	84,504	$1,300,517

National Oilwell Varco, Inc.	103,682	1,270,104

		2,570,621

Equity Real Estate Investment – 5.8%

American Campus Communities, Inc. REIT	88,471	3,092,946

Invitation Homes, Inc. REIT	175,986	4,844,895

Mid-America Apartment Communities, Inc. REIT	25,063	2,873,974

Park Hotels & Resorts, Inc. REIT	49,300	487,577

VEREIT, Inc. REIT	162,225	1,043,107

		12,342,499

Food & Staples Retailing – 1.3%

BJ’s Wholesale Club Holdings, Inc.(1)	74,129	2,762,788

		2,762,788

Health Care Equipment & Supplies – 7.6%

Alcon, Inc.(1)	114,633	6,570,763

Varian Medical Systems, Inc.(1)	46,608	5,710,412

Zimmer Biomet Holdings, Inc.	31,396	3,747,427

		16,028,602

Health Care Providers & Services – 3.3%

Humana, Inc.	9,910	3,842,603

Universal Health Services, Inc., Class B	33,335	3,096,488

		6,939,091

Hotels, Restaurants & Leisure – 2.6%

Vail Resorts, Inc.	10,943	1,993,267

Yum China Holdings, Inc.	71,939	3,458,108

		5,451,375

Household Durables – 2.5%

D.R. Horton, Inc.	45,996	2,550,478

Mohawk Industries, Inc.(1)	27,963	2,845,515

		5,395,993

Household Products – 3.0%

Reynolds Consumer Products, Inc.	184,575	6,412,135

		6,412,135

Industrial Conglomerates – 1.9%

Carlisle Cos., Inc.	33,757	4,039,700

		4,039,700

Insurance – 9.4%

Arch Capital Group Ltd.(1)	180,213	5,163,102

Brown & Brown, Inc.	145,819	5,943,582

Fidelity National Financial, Inc.	54,333	1,665,850

Loews Corp.	80,674	2,766,311

RenaissanceRe Holdings Ltd.	2,154	368,399

The Allstate Corp.	40,733	3,950,694

		19,857,938

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value

IT Services – 4.1%

Amdocs Ltd.	99,953	$6,085,139

Euronet Worldwide, Inc.(1)	26,444	2,533,864

		8,619,003

Life Sciences Tools & Services – 1.4%

Charles River Laboratories International, Inc.(1)	17,213	3,001,087

		3,001,087

Machinery – 4.0%

Cummins, Inc.	12,449	2,156,914

Pentair PLC	26,736	1,015,701

Stanley Black & Decker, Inc.	38,543	5,372,123

		8,544,738

Media – 1.9%

Discovery, Inc., Class C(1)	204,993	3,948,165

		3,948,165

Metals & Mining – 0.6%

Barrick Gold Corp.	48,722	1,312,571

		1,312,571

Mortgage Real Estate Investment – 1.4%

Annaly Capital Management, Inc. REIT	458,490	3,007,694

		3,007,694

Oil, Gas & Consumable Fuels – 2.5%

Cimarex Energy Co.	31,421	863,763

Devon Energy Corp.	56,881	645,031

Hess Corp.	26,482	1,372,033

Valero Energy Corp.	27,226	1,601,433

WPX Energy, Inc.(1)	116,742	744,814

		5,227,074

Real Estate Management & Development – 2.7%

CBRE Group, Inc., Class A(1)	125,828	5,689,942

		5,689,942

Road & Rail – 2.5%

Kansas City Southern	35,622	5,318,008

		5,318,008

Semiconductors & Semiconductor Equipment – 1.8%

Analog Devices, Inc.	30,653	3,759,284

		3,759,284

Software – 0.5%

Synopsys, Inc.(1)	5,236	1,021,020

		1,021,020

June 30, 2020 (unaudited)	Shares	Value

Technology Hardware, Storage & Peripherals – 1.2%

NCR Corp.(1)	143,866	$2,491,759

		2,491,759

Textiles, Apparel & Luxury Goods – 0.6%

PVH Corp.	24,554	1,179,820

		1,179,820

Trading Companies & Distributors – 3.4%

AerCap Holdings N.V.(1)	121,220	3,733,576

United Rentals, Inc.(1)	23,737	3,537,762

		7,271,338

Water Utilities – 2.3%

American Water Works Co., Inc.	37,867	4,871,968

		4,871,968

Total Common Stocks (Cost $210,028,520)		207,492,225

	Principal Amount	Value
Short-Term Investment – 2.1%
Repurchase Agreements – 2.1%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $4,486,000, due 7/1/2020(2)	$4,486,000	4,486,000

Total Repurchase Agreements (Cost $4,486,000)		4,486,000

Total Investments – 100.0% (Cost $214,514,520)		211,978,225

Liabilities in excess of other assets – (0.0)%		(19,673)

Total Net Assets – 100.0%		$211,958,552

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$4,435,100	$4,575,726

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$207,492,225	$—	$—	$207,492,225
Repurchase Agreements	—	4,486,000	—	4,486,000
Total	$207,492,225	$4,486,000	$—	$211,978,225

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$211,978,225

Cash	532

Dividends/interest receivable	340,523

Receivable for fund shares subscribed	3,301

Reimbursement receivable from adviser	705

Prepaid expenses	3,368

Total Assets	212,326,654

Liabilities

Investment advisory fees payable	123,484

Payable for fund shares redeemed	114,423

Distribution fees payable	44,547

Accrued shareholder reports fees	27,946

Accrued audit fees	13,923

Accrued trustees’ and officers’ fees	13,194

Accrued custodian and accounting fees	7,961

Accrued expenses and other liabilities	22,624

Total Liabilities	368,102

Total Net Assets	$211,958,552

Net Assets Consist of:

Paid-in capital	$206,140,306

Distributable earnings	5,818,246

Total Net Assets	$211,958,552

Investments, at Cost	$214,514,520

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,713,850

Net Asset Value Per Share	$ 11.33

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$1,914,343

Interest	1,479

Withholding taxes on foreign dividends	(2,050)

Total Investment Income	1,913,772

Expenses

Investment advisory fees	699,988

Distribution fees	251,912

Trustees’ and officers’ fees	45,497

Professional fees	31,342

Custodian and accounting fees	25,693

Administrative fees	23,799

Shareholder reports	14,124

Transfer agent fees	9,657

Other expenses	9,121

Total Expenses	1,111,133

Less: Fees waived	(76,254)

Net expenses before Adviser recoupment	1,034,879

Expenses recouped by Adviser	448

Total Expenses	1,035,327

Net Investment Income/(Loss)	878,445

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(8,920,046)

Net change in unrealized appreciation/(depreciation) on investments	(32,808,724)

Net Loss on Investments	(41,728,770)

Net Decrease in Net Assets Resulting From Operations	$(40,850,325)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$878,445	$1,897,048

Net realized gain/(loss) from investments	(8,920,046)	10,568,878

Net change in unrealized appreciation/(depreciation) on investments	(32,808,724)	55,598,138

Net Increase/(Decrease) in Net Assets Resulting from Operations	(40,850,325)	68,064,064

Capital Share Transactions

Proceeds from sales of shares	27,299,240	358,860

Cost of shares redeemed	(9,831,871)	(37,266,799)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	17,467,369	(36,907,939)

Net Increase/(Decrease) in Net Assets	(23,382,956)	31,156,125

Net Assets

Beginning of period	235,341,508	204,185,383

End of period	$211,958,552	$235,341,508

Other Information:

Shares

Sold	2,635,175	28,354

Redeemed	(818,806)	(2,984,859)

Net Increase/(Decrease)	1,816,369	(2,956,505)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$13.93	$0.05	$(2.65)	$(2.60)	$11.33	(18.66)%	(4)

Year Ended 12/31/19	10.28	0.10	3.55	3.65	13.93	35.51%

Year Ended 12/31/18	12.02	0.08	(1.82)	(1.74)	10.28	(14.48)%

Year Ended 12/31/17	10.81	0.10	1.11	1.21	12.02	11.19%

Period Ended 12/31/16(5)	10.00	0.03	0.78	0.81	10.81	8.10%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$211,959	1.03%	(4)	1.10%	(4)	0.87%	(4)	0.80%	(4)	26%	(4)

235,342	1.00%		1.10%		0.83%		0.73%		37%

204,185	1.00%		1.14%		0.66%		0.52%		31%

12,797	1.09%		2.09%		0.87%		(0.13)%		76%

14,921	1.09%	(4)	2.80%	(4)	0.93%	(4)	(0.76)%	(4)	14%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2020, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $76,254.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. During the six months ended June 30, 2020, Park Avenue recouped previously waived or reimbursed expenses in the amount of $448.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$243,628	$52,843	$190,785

Park Avenue has entered into a Sub-Advisory Agreement with Wells Capital Management Incorporated (“Wells Capital”). Wells Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $251,912 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $73,754,309 and $50,734,231, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus

Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the

Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Large Cap Disciplined Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $190,567,261

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Berkshire Hathaway, Inc., Class B	3.46%
JPMorgan Chase & Co.	3.25%
Cisco Systems, Inc.	2.99%
Johnson & Johnson	2.91%
Cigna Corp.	2.67%
Bank of America Corp.	2.57%
Alphabet, Inc., Class A	2.43%
Pfizer, Inc.	2.24%
AutoZone, Inc.	2.10%
Chubb Ltd.	2.07%
Total	26.69%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$822.40	$4.40	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.87	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 98.3%

Aerospace & Defense – 1.5%

Howmet Aerospace, Inc.	24,740	$392,129

Huntington Ingalls Industries, Inc.	7,689	1,341,654

Northrop Grumman Corp.	3,503	1,076,962

		2,810,745
Auto Components – 0.3%

Lear Corp.	5,763	628,282

		628,282
Automobiles – 0.2%

Harley-Davidson, Inc.	19,587	465,583

		465,583
Banks – 9.7%

Bank of America Corp.	206,435	4,902,831

Citigroup, Inc.	42,578	2,175,736

Fifth Third Bancorp	29,679	572,211

Huntington Bancshares, Inc.	131,933	1,192,015

JPMorgan Chase & Co.	65,791	6,188,301

KeyCorp	91,234	1,111,230

Truist Financial Corp.	64,769	2,432,076

		18,574,400
Beverages – 0.4%

Coca-Cola European Partners PLC	21,087	796,245

		796,245
Building Products – 1.4%

Carrier Global Corp.	34,024	756,013

Owens Corning	35,647	1,987,677

		2,743,690
Capital Markets – 0.6%

The Charles Schwab Corp.	31,898	1,076,238

		1,076,238
Chemicals – 3.1%

Corteva, Inc.	58,182	1,558,696

DuPont de Nemours, Inc.	49,120	2,609,746

FMC Corp.	8,890	885,622

PPG Industries, Inc.	7,725	819,313

		5,873,377
Communications Equipment – 3.0%

Cisco Systems, Inc.	122,344	5,706,124

		5,706,124
Construction Materials – 0.4%

CRH PLC, ADR	21,510	738,008

		738,008
Diversified Financial Services – 3.5%

Berkshire Hathaway, Inc., Class B(1)	36,905	6,587,911

		6,587,911
Electric Utilities – 1.2%

Edison International	40,884	2,220,410

		2,220,410
Electrical Equipment – 2.1%

AMETEK, Inc.	8,569	765,811

June 30, 2020 (unaudited)	Shares	Value
Electrical Equipment (continued)

Eaton Corp. PLC	37,856	$3,311,643

		4,077,454

Food & Staples Retailing – 1.1%

The Kroger Co.	64,616	2,187,252

		2,187,252
Health Care Equipment & Supplies – 2.0%

Medtronic PLC	30,059	2,756,410

Zimmer Biomet Holdings, Inc.	8,462	1,010,025

		3,766,435
Health Care Providers & Services – 8.7%

AmerisourceBergen Corp.	24,406	2,459,393

Anthem, Inc.	14,283	3,756,143

Cigna Corp.	27,170	5,098,451

McKesson Corp.	16,134	2,475,278

UnitedHealth Group, Inc.	9,403	2,773,415

		16,562,680
Hotels, Restaurants & Leisure – 0.3%

Wyndham Hotels & Resorts, Inc.	12,147	517,705

		517,705
Household Durables – 1.6%

Lennar Corp., Class A	24,146	1,487,877

Mohawk Industries, Inc.(1)	15,769	1,604,653

		3,092,530
Household Products – 1.0%

Kimberly-Clark Corp.	13,319	1,882,641

		1,882,641
Independent Power and Renewable Electricity Producers – 0.5%

Vistra Energy Corp.	56,179	1,046,053

		1,046,053
Insurance – 8.7%

Aflac, Inc.	37,737	1,359,664

American International Group, Inc.	96,442	3,007,061

Chubb Ltd.	31,101	3,938,009

Everest Re Group Ltd.	8,459	1,744,246

Marsh & McLennan Cos., Inc.	14,946	1,604,752

Reinsurance Group of America, Inc.	5,765	452,207

RenaissanceRe Holdings Ltd.	2,190	374,556

The Progressive Corp.	40,321	3,230,115

The Travelers Cos., Inc.	8,127	926,884

		16,637,494
Interactive Media & Services – 3.4%

Alphabet, Inc., Class A(1)	3,266	4,631,352

Facebook, Inc., Class A(1)	8,018	1,820,647

		6,451,999
Life Sciences Tools & Services – 0.5%

Avantor, Inc.(1)	51,081	868,377

		868,377
Machinery – 3.9%

Caterpillar, Inc.	11,358	1,436,787

Cummins, Inc.	8,528	1,477,561

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Machinery (continued)

Deere & Co.	11,567	$1,817,754

Dover Corp.	17,585	1,698,008

Otis Worldwide Corp.	17,012	967,302

		7,397,412

Metals & Mining – 3.3%

Barrick Gold Corp.	111,951	3,015,960

Kinross Gold Corp.(1)	79,629	574,921

Newmont Corp.	21,406	1,321,607

Yamana Gold, Inc.	253,754	1,385,497

		6,297,985
Multi-Utilities – 0.5%

CenterPoint Energy, Inc.	52,338	977,150

		977,150
Oil, Gas & Consumable Fuels – 4.6%

ConocoPhillips	55,302	2,323,790

Marathon Petroleum Corp.	72,042	2,692,930

Royal Dutch Shell PLC, Class A, ADR	24,906	814,177

TOTAL S.A., ADR	24,130	928,040

Valero Energy Corp.	33,429	1,966,294

		8,725,231
Pharmaceuticals – 9.1%

GlaxoSmithKline PLC, ADR	43,460	1,772,733

Johnson & Johnson	39,404	5,541,385

Merck & Co., Inc.	27,580	2,132,761

Novartis AG, ADR	40,571	3,543,471

Pfizer, Inc.	130,425	4,264,898

		17,255,248
Professional Services – 0.2%

Robert Half International, Inc.	8,466	447,259

		447,259
Road & Rail – 1.7%

Kansas City Southern	11,221	1,675,183

Union Pacific Corp.	8,843	1,495,086

		3,170,269
Semiconductors & Semiconductor Equipment – 7.7%

Applied Materials, Inc.	40,236	2,432,266

KLA Corp.	11,905	2,315,284

Lam Research Corp.	9,484	3,067,695

Micron Technology, Inc.(1)	57,141	2,943,904

NXP Semiconductors N.V.	18,641	2,125,820

ON Semiconductor Corp.(1)	13,926	276,013

Qorvo, Inc.(1)	14,169	1,566,100

		14,727,082
Software – 3.1%

Microsoft Corp.	11,319	2,303,530

Oracle Corp.	42,151	2,329,686

SS&C Technologies Holdings, Inc.	21,009	1,186,588

		5,819,804
Specialty Retail – 5.9%

AutoZone, Inc.(1)	3,547	4,001,442

June 30, 2020 (unaudited)	Shares	Value
Specialty Retail (continued)

Best Buy Co., Inc.	32,368	$2,824,755

Foot Locker, Inc.	21,112	615,626

Lowe’s Cos., Inc.	11,857	1,602,118

The TJX Cos., Inc.	29,034	1,467,959

Williams-Sonoma, Inc.	9,220	756,132

		11,268,032

Technology Hardware, Storage & Peripherals – 0.7%

Western Digital Corp.	30,685	1,354,743

		1,354,743
Textiles, Apparel & Luxury Goods – 0.8%

Ralph Lauren Corp.	10,055	729,189

Tapestry, Inc.	54,647	725,712

		1,454,901
Trading Companies & Distributors – 0.6%

United Rentals, Inc.(1)	7,807	1,163,555

		1,163,555
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.(1)	19,236	2,003,429

		2,003,429

Total Common Stocks (Cost $186,351,429)		187,373,733

	Shares	Value
Rights – 0.0%

Wireless Telecommunication Services – 0.0%

T-Mobile U.S., Inc, expiring 7/27/2020(1)	13,481	2,265

		2,265

Total Rights (Cost $4,988)		2,265

	Principal Amount	Value
Short–Term Investment – 1.5%

Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $2,883,000, due 7/1/2020(2)	$2,883,000	2,883,000

Total Repurchase Agreements (Cost $2,883,000)		2,883,000

Total Investments – 99.8% (Cost $189,239,417)		190,258,998

Assets in excess of other liabilities – 0.2%		308,263

Total Net Assets – 100.0%		$190,567,261

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$2,604,700	$2,940,695

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$187,373,733	$—	$—	$187,373,733
Rights	—	2,265	—	2,265
Repurchase Agreements	—	2,883,000	—	2,883,000
Total	$187,373,733	$2,885,265	$—	$190,258,998

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$190,258,998

Cash	531

Receivable for investments sold	570,479

Dividends/interest receivable	204,949

Foreign tax reclaims receivable	12,949

Reimbursement receivable from adviser	8,662

Prepaid expenses	3,071

Total Assets	191,059,639

Liabilities

Payable for investments purchased	250,428

Investment advisory fees payable	99,622

Distribution fees payable	39,802

Accrued shareholder reports fees	26,643

Payable for fund shares redeemed	21,349

Accrued audit fees	13,923

Accrued trustees’ and officers’ fees	12,623

Accrued custodian and accounting fees	6,456

Accrued expenses and other liabilities	21,532

Total Liabilities	492,378

Total Net Assets	$190,567,261

Net Assets Consist of:

Paid-in capital	$196,816,368

Distributable loss	(6,249,107)

Total Net Assets	$190,567,261

Investments, at Cost	$189,239,417

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,403,412

Net Asset Value Per Share	$11.62

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$2,913,729

Interest	624

Withholding taxes on foreign dividends	(20,963)

Total Investment Income	2,893,390

Expenses

Investment advisory fees	576,308

Distribution fees	229,769

Trustees’ and officers’ fees	42,213

Professional fees	29,734

Custodian and accounting fees	24,632

Administrative fees	23,799

Shareholder reports	13,305

Transfer agent fees	7,402

Other expenses	8,293

Total Expenses	955,455

Less: Fees waived	(63,953)

Total Expenses, Net	891,502

Net Investment Income/(Loss)	2,001,888

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(15,703,895)

Net change in unrealized appreciation/(depreciation) on investments	(23,067,763)

Net Loss on Investments	(38,771,658)

Net Decrease in Net Assets Resulting From Operations	$(36,769,770)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$2,001,888	$2,508,686

Net realized gain/(loss) from investments	(15,703,895)	(1,102,077)

Net change in unrealized appreciation/(depreciation) on investments	(23,067,763)	41,059,881

Net Increase/(Decrease) in Net Assets Resulting from Operations	(36,769,770)	42,466,490

Capital Share Transactions

Proceeds from sales of shares	22,872,782	9,894,910

Cost of shares redeemed	(8,785,225)	(24,475,346)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	14,087,557	(14,580,436)

Net Increase/(Decrease) in Net Assets	(22,682,213)	27,886,054

Net Assets

Beginning of period	213,249,474	185,363,420

End of period	$190,567,261	$213,249,474

Other Information:

Shares

Sold	2,040,350	779,521

Redeemed	(723,586)	(1,876,554)

Net Increase/(Decrease)	1,316,764	(1,097,033)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$14.13	$0.13	$(2.64)	$(2.51)	$11.62	(17.76)%	(4)

Year Ended 12/31/19	11.45	0.16	2.52	2.68	14.13	23.41%

Year Ended 12/31/18	12.85	0.15	(1.55)	(1.40)	11.45	(10.89)%

Year Ended 12/31/17	10.78	0.10	1.97	2.07	12.85	19.20%

Period Ended 12/31/16(5)	10.00	0.03	0.75	0.78	10.78	7.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$190,567	0.97%	(4)	1.04%	(4)	2.18%	(4)	2.11%	(4)	48%	(4)

213,249	0.97%		1.03%		1.22%		1.16%		66%

185,363	0.97%		1.08%		1.16%		1.05%		56%

15,905	0.98%		1.91%		0.89%		(0.04)%		71%

17,081	0.98%	(4)	2.70%	(4)	0.88%	(4)	(0.84)%	(4)	19%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,953.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$284,909	$62,448	$222,461

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $229,769 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $104,733,224 and $87,598,056, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the

Funds and supervising the Sub-advisers with respect to

the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Diversified Research VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $178,868,081

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Microsoft Corp.	6.04%
Amazon.com, Inc.	4.73%
Apple, Inc.	3.65%
Alphabet, Inc., Class A	3.45%
Activision Blizzard, Inc.	2.58%
Facebook, Inc., Class A	2.39%
The Procter & Gamble Co.	2.07%
The Home Depot, Inc.	1.95%
Adobe, Inc.	1.71%
Fidelity National Information Services, Inc.	1.70%
Total	30.27%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$ 979.80	$4.97	1.01%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.84	$5.07	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 96.8%

Aerospace & Defense – 1.7%

General Dynamics Corp.	3,578	$534,768

Lockheed Martin Corp.	569	207,640

Northrop Grumman Corp.	2,776	853,453

Raytheon Technologies Corp.	19,713	1,214,715

The Boeing Co.	1,168	214,094

		3,024,670
Air Freight & Logistics – 0.3%

FedEx Corp.	4,057	568,873

		568,873
Airlines – 0.2%

Southwest Airlines Co.	12,402	423,900

		423,900
Banks – 1.5%

Citigroup, Inc.	52,900	2,703,190

		2,703,190
Beverages – 2.1%

PepsiCo, Inc.	20,460	2,706,040

The Coca-Cola Co.	21,787	973,443

		3,679,483
Biotechnology – 3.3%

AbbVie, Inc.	28,018	2,750,807

Amgen, Inc.	4,937	1,164,441

Biogen, Inc.(1)	2,932	784,457

Gilead Sciences, Inc.	5,271	405,551

Regeneron Pharmaceuticals, Inc.(1)	1,319	822,594

		5,927,850
Building Products – 1.3%

Carrier Global Corp.	28,204	626,693

Fortune Brands Home & Security, Inc.	14,278	912,792

Johnson Controls International PLC	20,836	711,341

		2,250,826
Capital Markets – 4.1%

Apollo Global Management, Inc.	14,021	699,928

E*TRADE Financial Corp.	19,680	978,687

Intercontinental Exchange, Inc.	9,280	850,048

KKR & Co., Inc.	34,641	1,069,714

Quilter PLC (United Kingdom)(2)	275,496	474,576

The Charles Schwab Corp.	31,131	1,050,360

The Goldman Sachs Group, Inc.	10,758	2,125,996

		7,249,309
Chemicals – 1.3%

Albemarle Corp.	2,030	156,736

Dow, Inc.	10,268	418,524

DuPont de Nemours, Inc.	4,571	242,857

Eastman Chemical Co.	2,857	198,962

Ecolab, Inc.	1,198	238,342

Linde PLC	616	130,660

The Sherwin-Williams Co.	1,558	900,290

		2,286,371

June 30, 2020 (unaudited)	Shares	Value
Construction Materials – 0.0%

Summit Materials, Inc., Class A(1)	5,151	$82,828

		82,828
Containers & Packaging – 0.5%

Avery Dennison Corp.	2,200	250,998

Ball Corp.	4,771	331,537

Packaging Corp. of America	2,351	234,630

		817,165
Diversified Financial Services – 0.7%

Berkshire Hathaway, Inc., Class B(1)	6,768	1,208,156

		1,208,156
Electric Utilities – 2.7%

Exelon Corp.	37,527	1,361,855

NextEra Energy, Inc.	6,707	1,610,820

NRG Energy, Inc.	55,906	1,820,299

		4,792,974
Electrical Equipment – 0.8%

Eaton Corp. PLC	16,575	1,449,981

		1,449,981
Entertainment – 3.3%

Activision Blizzard, Inc.	60,838	4,617,604

Live Nation Entertainment, Inc.(1)	17,554	778,169

Netflix, Inc.(1)	1,203	547,413

		5,943,186
Equity Real Estate Investment – 1.4%

Boston Properties, Inc. REIT	3,429	309,913

Gaming and Leisure Properties, Inc. REIT	51,462	1,780,585

Outfront Media Inc. REIT	24,315	344,544

		2,435,042
Food & Staples Retailing – 1.8%

Costco Wholesale Corp.	3,230	979,369

Walmart, Inc.	18,317	2,194,010

		3,173,379
Food Products – 0.8%

Conagra Brands, Inc.	19,065	670,516

McCormick & Co., Inc.	4,516	810,216

		1,480,732
Health Care Equipment & Supplies – 3.4%

Abbott Laboratories	10,597	968,884

Baxter International, Inc.	15,075	1,297,958

Boston Scientific Corp.(1)	36,721	1,289,274

Danaher Corp.	6,804	1,203,151

Medtronic PLC	4,467	409,624

Stryker Corp.	2,876	518,226

The Cooper Cos., Inc.	1,287	365,045

		6,052,162
Health Care Providers & Services – 2.5%

Cigna Corp.	8,801	1,651,508

Humana, Inc.	1,172	454,443

Laboratory Corp. of America Holdings(1)	2,480	411,953

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Health Care Providers & Services (continued)

UnitedHealth Group, Inc.	6,927	$2,043,118

		4,561,022
Hotels, Restaurants & Leisure – 1.2%

Aramark	10,707	241,657

Chipotle Mexican Grill, Inc.(1)	785	826,103

Hilton Worldwide Holdings, Inc.	8,082	593,623

Penn National Gaming, Inc.(1)	4,451	135,933

Wynn Resorts Ltd.	5,101	379,973

		2,177,289
Household Products – 2.1%

The Procter & Gamble Co.	30,953	3,701,050

		3,701,050
Industrial Conglomerates – 1.3%

3M Co.	3,555	554,545

General Electric Co.	52,676	359,777

Honeywell International, Inc.	5,385	778,617

Roper Technologies, Inc.	1,840	714,398

		2,407,337
Insurance – 3.0%

AIA Group Ltd. (Hong Kong)	48,000	446,739

American International Group, Inc.	42,913	1,338,028

Assured Guaranty Ltd.	47,817	1,167,213

AXA S.A. (France)(1)	50,187	1,047,358

Prudential PLC (United Kingdom)	87,860	1,323,142

		5,322,480
Interactive Media & Services – 5.8%

Alphabet, Inc., Class A(1)	4,348	6,165,681

Facebook, Inc., Class A(1)	18,821	4,273,685

		10,439,366
Internet & Direct Marketing Retail – 5.3%

Amazon.com, Inc.(1)	3,067	8,461,301

Booking Holdings, Inc.(1)	674	1,073,237

		9,534,538
IT Services – 7.4%

Fidelity National Information Services, Inc.	22,689	3,042,368

Fiserv, Inc.(1)	13,640	1,331,537

MasterCard, Inc., Class A	8,187	2,420,896

PayPal Holdings, Inc.(1)	16,544	2,882,461

Visa, Inc., Class A	13,529	2,613,397

WEX, Inc.(1)	5,940	980,159

		13,270,818
Leisure Products – 0.3%

Hasbro, Inc.	6,058	454,047

		454,047
Life Sciences Tools & Services – 1.4%

Avantor, Inc.(1)	28,449	483,633

Bio-Rad Laboratories, Inc., Class A(1)	1,268	572,489

Thermo Fisher Scientific, Inc.	3,926	1,422,547

		2,478,669

June 30, 2020 (unaudited)	Shares	Value
Machinery – 0.9%

Deere & Co.	2,856	$448,820

Otis Worldwide Corp.	13,118	745,889

Parker-Hannifin Corp.	1,806	330,986

		1,525,695
Media – 1.1%

Charter Communications, Inc., Class A(1)	3,809	1,942,742

		1,942,742
Metals & Mining – 1.2%

Anglo American PLC (United Kingdom)	24,356	562,989

Freeport-McMoRan, Inc.	86,149	996,744

Newmont Corp.	9,784	604,064

		2,163,797
Multi-Utilities – 0.8%

Ameren Corp.	12,445	875,630

DTE Energy Co.	4,653	500,198

		1,375,828
Multiline Retail – 1.0%

Dollar General Corp.	2,618	498,755

Target Corp.	11,351	1,361,326

		1,860,081
Oil, Gas & Consumable Fuels – 2.1%

BP PLC (United Kingdom)	236,982	900,631

Cairn Energy PLC (United Kingdom)(1)	173,722	253,251

Cenovus Energy, Inc. (Canada)	244,353	1,142,930

Phillips 66	7,091	509,843

The Williams Cos., Inc.	17,638	335,475

TOTAL S.A. (France)	13,997	533,140

		3,675,270
Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	9,710	570,948

Eli Lilly and Co.	8,555	1,404,560

Johnson & Johnson	13,738	1,931,975

Merck & Co., Inc.	18,493	1,430,064

Pfizer, Inc.	19,232	628,886

		5,966,433
Professional Services – 0.4%

CoStar Group, Inc.(1)	1,021	725,594

		725,594
Road & Rail – 1.7%

Old Dominion Freight Line, Inc.	2,990	507,074

Union Pacific Corp.	14,832	2,507,646

		3,014,720
Semiconductors & Semiconductor Equipment – 4.6%

Cree, Inc.(1)	24,166	1,430,386

NVIDIA Corp.	6,415	2,437,123

NXP Semiconductors N.V.	26,099	2,976,330

Texas Instruments, Inc.	11,054	1,403,526

		8,247,365

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Software – 8.8%

Adobe, Inc.(1)	7,012	$3,052,394

Dassault Systemes SE (France)	1,718	296,086

Microsoft Corp.	53,072	10,800,683

salesforce.com, Inc.(1)	8,488	1,590,057

		15,739,220
Specialty Retail – 2.7%

Advance Auto Parts, Inc.	1,643	234,045

Burlington Stores, Inc.(1)	758	149,273

CarMax, Inc.(1)	8,198	734,131

The Home Depot, Inc.	13,969	3,499,374

The TJX Cos., Inc.	5,294	267,665

		4,884,488
Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	17,916	6,535,757

HP, Inc.	70,002	1,220,135

		7,755,892
Textiles, Apparel & Luxury Goods – 0.6%

Levi Strauss & Co., Class A	13,361	179,037

NIKE, Inc., Class B	9,350	916,768

		1,095,805
Tobacco – 0.5%

Altria Group, Inc.	24,258	952,126

		952,126
Trading Companies & Distributors – 0.7%

United Rentals, Inc.(1)	5,005	745,945

Yellow Cake PLC (United Kingdom)(1)(2)	186,372	488,242

		1,234,187
Wireless Telecommunication Services – 0.6%

T-Mobile U.S., Inc.(1)	10,370	1,080,035

		1,080,035

Total Common Stocks (Cost $149,573,876)		173,135,971
Exchange–Traded Funds – 1.2%

SPDR S&P 500 ETF Trust	7,289	2,247,636

Total Exchange–Traded Funds (Cost $2,216,621)		2,247,636

June 30, 2020 (unaudited)	Principal Amount	Value
Short–Term Investment – 2.0%

Repurchase Agreements – 2.0%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $3,534,000, due 7/1/2020(3)	$3,534,000	$3,534,000

Total Repurchase Agreements (Cost $3,534,000)		3,534,000

Total Investments – 100.0% (Cost $155,324,497)		178,917,607

Liabilities in excess of other assets – (0.0)%		(49,526)

Total Net Assets – 100.0%		$178,868,081

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $962,818, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$3,192,900	$3,604,771

Legend:

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$166,809,817	$6,326,154	*	$—	$173,135,971
Exchange–Traded Funds	2,247,636	—		—	2,247,636
Repurchase Agreements	—	3,534,000		—	3,534,000
Total	$169,057,453	$9,860,154		$—	$178,917,607

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$178,917,607

Cash	471

Foreign currency, at value	82

Receivable for investments sold	2,733,840

Dividends/interest receivable	106,269

Foreign tax reclaims receivable	4,519

Reimbursement receivable from adviser	2,254

Prepaid expenses	2,912

Total Assets	181,767,954

Liabilities

Payable for investments purchased	2,462,615

Payable for fund shares redeemed	251,046

Investment advisory fees payable	88,132

Distribution fees payable	36,721

Accrued audit fees	13,923

Accrued trustees’ and officers’ fees	6,174

Accrued expenses and other liabilities	41,262

Total Liabilities	2,899,873

Total Net Assets	$178,868,081

Net Assets Consist of:

Paid-in capital	$136,920,915

Distributable earnings	41,947,166

Total Net Assets	$178,868,081

Investments, at Cost	$155,324,497

Foreign Currency, at Cost	$81

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,516,631

Net Asset Value Per Share	$15.53

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$1,497,260

Interest	742

Withholding taxes on foreign dividends	(7,554)

Total Investment Income	1,490,448

Expenses

Investment advisory fees	521,382

Distribution fees	217,243

Trustees’ and officers’ fees	34,388

Custodian and accounting fees	28,840

Professional fees	28,421

Administrative fees	23,799

Shareholder reports	12,701

Transfer agent fees	9,529

Other expenses	7,573

Total Expenses	883,876

Less: Fees waived	(5,452)

Total Expenses, Net	878,424

Net Investment Income/(Loss)	612,024

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,210,655

Net realized gain/(loss) from foreign currency transactions	(9,227)

Net change in unrealized appreciation/(depreciation) on investments	(5,480,576)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	183

Net Loss on Investments and Foreign Currency Transactions	(4,278,965)

Net Decrease in Net Assets Resulting From Operations	$(3,666,941)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$612,024	$1,298,556

Net realized gain/(loss) from investments and foreign currency transactions	1,201,428	10,503,739

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,480,393)	37,626,322

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,666,941)	49,428,617

Capital Share Transactions

Proceeds from sales of shares	2,983,796	25,656,494 [1]

Cost of shares redeemed	(16,498,747)	(27,228,367)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,514,951)	(1,571,873)

Net Increase/(Decrease) in Net Assets	(17,181,892)	47,856,744

Net Assets

Beginning of period	196,049,973	148,193,229

End of period	$178,868,081	$196,049,973

Other Information:

Shares

Sold	205,844	1,773,980

Redeemed	(1,062,048)	(1,914,785)

Net Decrease	(856,204)	(140,805)

[1]	Includes in-kind subscriptions of $22,345,743. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$15.85	$0.05	$(0.37)	$(0.32)	$15.53	(2.02)%	(4)

Year Ended 12/31/19	11.84	0.11	3.90	4.01	15.85	33.87%

Year Ended 12/31/18	12.65	0.09	(0.90)	(0.81)	11.84	(6.40)%

Year Ended 12/31/17	10.37	0.08	2.20	2.28	12.65	21.99%

Period Ended 12/31/16(5)	10.00	0.04	0.33	0.37	10.37	3.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$178,868	1.01%	(4)	1.02%	(4)	0.71%	(4)	0.70%	(4)	50%	(4)

196,050	1.01%		1.03%		0.77%		0.75%		88%

148,193	1.02%		1.09%		0.68%		0.61%		88%

12,129	0.96%		2.43%		0.67%		(0.80)%		154%

10,139	0.96%	(4)	3.07%	(4)	1.12%	(4)	(0.99)%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2020, the expense limitation was 1.02%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $5,452.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$293,198	$60,975	$232,223

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $217,243 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $86,135,948 and $98,540,520, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Growth & Income VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $164,509,174

Sector Allocation[1] As of June 30, 2020

Top Ten Holdings[2] As of June 30, 2020

Holding	% of Total Net Assets
Roche Holding AG, ADR	3.79%
Verizon Communications, Inc.	3.74%
Comcast Corp., Class A	3.62%
Pfizer, Inc.	3.43%
Berkshire Hathaway, Inc., Class B	3.40%
Walmart, Inc.	2.97%
Philip Morris International, Inc.	2.72%
JPMorgan Chase & Co.	2.69%
The Allstate Corp.	2.68%
Raytheon Technologies Corp.	2.67%
Total	31.71%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$835.40	$4.61	1.01%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.84	$5.07	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Common Stocks – 95.4%
Aerospace & Defense – 4.3%

Curtiss-Wright Corp.	9,333	$833,250

Hexcel Corp.	39,032	1,765,027

Raytheon Technologies Corp.	71,406	4,400,038

		6,998,315
Airlines – 0.6%

Southwest Airlines Co.	27,606	943,573

		943,573
Auto Components – 2.4%

BorgWarner, Inc.	50,588	1,785,756

Gentex Corp.	85,770	2,210,293

		3,996,049
Banks – 6.9%

Citigroup, Inc.	63,471	3,243,368

JPMorgan Chase & Co.	47,127	4,432,765

Wells Fargo & Co.	140,908	3,607,245

		11,283,378
Biotechnology – 4.4%

Alexion Pharmaceuticals, Inc.(1)	26,551	2,980,084

Amgen, Inc.	14,949	3,525,871

Gilead Sciences, Inc.	9,295	715,158

		7,221,113
Capital Markets – 3.1%

LPL Financial Holdings, Inc.	15,829	1,240,994

Northern Trust Corp.	22,299	1,769,203

The Goldman Sachs Group, Inc.	10,633	2,101,293

		5,111,490
Chemicals – 0.4%

LyondellBasell Industries N.V., Class A	10,336	679,282

		679,282
Communications Equipment – 3.9%

Cisco Systems, Inc.	65,388	3,049,696

F5 Networks, Inc.(1)	23,548	3,284,475

		6,334,171
Construction & Engineering – 1.6%

EMCOR Group, Inc.	23,934	1,582,995

Valmont Industries, Inc.	8,923	1,013,831

		2,596,826
Consumer Finance – 0.9%

Capital One Financial Corp.	23,309	1,458,910

		1,458,910
Distributors – 1.1%

LKQ Corp.(1)	71,721	1,879,090

		1,879,090
Diversified Financial Services – 3.4%

Berkshire Hathaway, Inc., Class B(1)	31,323	5,591,469

		5,591,469
Diversified Telecommunication Services – 3.7%

Verizon Communications, Inc.	111,474	6,145,562

		6,145,562

June 30, 2020 (unaudited)	Shares	Value
Electrical Equipment – 1.3%

Emerson Electric Co.	21,193	$1,314,602

Hubbell, Inc.	6,992	876,517

		2,191,119
Electronic Equipment, Instruments & Components – 2.9%

Dolby Laboratories, Inc., Class A	31,014	2,042,892

Keysight Technologies, Inc.(1)	17,579	1,771,612

Littelfuse, Inc.	6,000	1,023,780

		4,838,284
Equity Real Estate Investment – 0.9%

Mid-America Apartment Communities, Inc. REIT	13,270	1,521,671

		1,521,671
Food & Staples Retailing – 3.0%

Walmart, Inc.	40,795	4,886,425

		4,886,425
Health Care Providers & Services – 5.3%

Anthem, Inc.	9,415	2,475,957

Cigna Corp.	16,878	3,167,157

Quest Diagnostics, Inc.	27,443	3,127,404

		8,770,518
Household Durables – 3.6%

D.R. Horton, Inc.	69,056	3,829,155

Garmin Ltd.	21,734	2,119,065

		5,948,220
Insurance – 5.3%

Aflac, Inc.	37,739	1,359,736

Fidelity National Financial, Inc.	61,870	1,896,934

Reinsurance Group of America, Inc.	14,368	1,127,026

The Allstate Corp.	45,482	4,411,299

		8,794,995
IT Services – 5.0%

Akamai Technologies, Inc.(1)	17,367	1,859,832

Cognizant Technology Solutions Corp., Class A	49,515	2,813,443

Leidos Holdings, Inc.	12,812	1,200,100

MAXIMUS, Inc.	32,947	2,321,116

		8,194,491
Machinery – 1.7%

Altra Industrial Motion Corp.	14,812	471,910

Crane Co.	24,170	1,437,148

The Middleby Corp.(1)	12,206	963,542

		2,872,600
Media – 4.6%

Comcast Corp., Class A	152,551	5,946,438

Discovery, Inc., Class A(1)	76,058	1,604,824

		7,551,262
Metals & Mining – 0.5%

BHP Group Ltd., ADR	17,000	845,410

		845,410

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2020 (unaudited)	Shares	Value
Multiline Retail – 1.9%

Target Corp.	25,349	$3,040,106

		3,040,106
Oil, Gas & Consumable Fuels – 5.2%

Chevron Corp.	14,192	1,266,352

ConocoPhillips	42,195	1,773,034

EOG Resources, Inc.	19,302	977,839

Exxon Mobil Corp.	28,800	1,287,936

Phillips 66	44,673	3,211,989

		8,517,150
Pharmaceuticals – 7.2%

Pfizer, Inc.	172,396	5,637,349

Roche Holding AG, ADR	143,720	6,234,574

		11,871,923
Professional Services – 1.0%

Robert Half International, Inc.	30,616	1,617,443

		1,617,443
Real Estate Management & Development – 2.1%

CBRE Group, Inc., Class A(1)	74,836	3,384,084

		3,384,084
Road & Rail – 0.7%

Kansas City Southern	7,512	1,121,466

		1,121,466
Semiconductors & Semiconductor Equipment – 0.5%

Lam Research Corp.	2,630	850,700

		850,700
Software – 0.5%

VMware, Inc., Class A(1)	5,588	865,358

		865,358
Specialty Retail – 1.9%

Murphy USA, Inc.(1)	27,759	3,125,386

		3,125,386

June 30, 2020 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 0.9%

Apple, Inc.	4,061	$1,481,453

		1,481,453
Tobacco – 2.7%

Philip Morris International, Inc.	63,925	4,478,585

		4,478,585

Total Common Stocks (Cost $161,101,332)		157,007,877

	Principal Amount	Value
Short–Term Investment – 4.7%
Repurchase Agreements – 4.7%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $7,671,000, due 7/1/2020(2)	$7,671,000	7,671,000

Total Repurchase Agreements (Cost $7,671,000)		7,671,000

Total Investments – 100.1% (Cost $168,772,332)		164,678,877

Liabilities in excess of other assets – (0.1)%		(169,703)

Total Net Assets – 100.0%		$164,509,174

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.75%	5/31/2022	$7,584,000	$7,824,469

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$157,007,877	$—	$—	$157,007,877
Repurchase Agreements	—	7,671,000	—	7,671,000
Total	$157,007,877	$7,671,000	$—	$164,678,877

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$164,678,877

Cash	45

Dividends/interest receivable	162,272

Foreign tax reclaims receivable	64,562

Receivable for fund shares subscribed	40,528

Reimbursement receivable from adviser	4,070

Prepaid expenses	2,739

Total Assets	164,953,093

Liabilities

Payable for fund shares redeemed	249,358

Investment advisory fees payable	87,059

Distribution fees payable	34,567

Accrued shareholder reports fees	24,850

Accrued audit fees	13,923

Accrued trustees’ and officers’ fees	10,669

Accrued custodian and accounting fees	2,700

Accrued expenses and other liabilities	20,793

Total Liabilities	443,919

Total Net Assets	$164,509,174

Net Assets Consist of:

Paid-in capital	$162,357,669

Distributable earnings	2,151,505

Total Net Assets	$164,509,174

Investments, at Cost	$168,772,332

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,446,264

Net Asset Value Per Share	$12.23

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Dividends	$2,025,502

Interest	1,894

Withholding taxes on foreign dividends	(24,278)

Total Investment Income	2,003,118

Expenses

Investment advisory fees	514,790

Distribution fees	204,136

Trustees’ and officers’ fees	37,242

Professional fees	28,027

Administrative fees	23,799

Custodian and accounting fees	21,140

Shareholder reports	12,457

Transfer agent fees	9,896

Other expenses	7,427

Total Expenses	858,914

Less: Fees waived	(34,205)

Total Expenses, Net	824,709

Net Investment Income/(Loss)	1,178,409

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(5,192,899)

Net change in unrealized appreciation/(depreciation) on investments	(26,534,834)

Net Loss on Investments	(31,727,733)

Net Decrease in Net Assets Resulting From Operations	$(30,549,324)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION – GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Year Ended 12/31/19

Operations

Net investment income/(loss)	$1,178,409	$1,852,514

Net realized gain/(loss) from investments	(5,192,899)	2,160,236

Net change in unrealized appreciation/(depreciation) on investments	(26,534,834)	34,541,886

Net Increase/(Decrease) in Net Assets Resulting from Operations	(30,549,324)	38,554,636

Capital Share Transactions

Proceeds from sales of shares	15,486,232	8,957,181

Cost of shares redeemed	(7,600,215)	(25,200,352)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	7,886,017	(16,243,171)

Net Increase/(Decrease) in Net Assets	(22,663,307)	22,311,465

Net Assets

Beginning of period	187,172,481	164,861,016

End of period	$164,509,174	$187,172,481

Other Information:

Shares

Sold	1,256,052	683,179

Redeemed	(594,143)	(1,860,190)

Net Increase/(Decrease)	661,909	(1,177,011)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/20	$14.64	$0.09	$(2.50)	$(2.41)	$12.23	(16.46)%	(4)

Year Ended 12/31/19	11.81	0.14	2.69	2.83	14.64	23.96%

Year Ended 12/31/18	12.85	0.12	(1.16)	(1.04)	11.81	(8.09)%

Year Ended 12/31/17	10.70	0.09	2.06	2.15	12.85	20.09%

Period Ended 12/31/16(5)	10.00	0.04	0.66	0.70	10.70	7.00%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$164,509	1.01%	(4)	1.05%	(4)	1.44%	(4)	1.40%	(4)	23%	(4)

187,172	1.01%		1.04%		1.01%		0.98%		36%

164,861	1.01%		1.08%		0.94%		0.87%		58%

10,542	0.98%		2.04%		0.81%		(0.25)%		85%

9,457	0.98%	(4)	3.11%	(4)	1.20%	(4)	(0.93)%	(4)	11%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2020, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $34,205.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2020 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020
$ 192,471	$45,009	$147,462

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $204,136 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $44,910,565 and $35,669,329, respectively, for the six months ended June 30, 2020. During the six months ended June 30, 2020, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund,

(iv) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval

of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Multi-Sector Bond VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $278,277,965

Bond Sector Allocation[1] As of June 30, 2020

Bond Quality Allocation[2] As of June 30, 2020

1

GUARDIAN MULTI-SECTOR BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	15.25%
U.S. Treasury Note	1.500%	1/15/2023	4.27%
Federal Farm Credit Banks Funding Corp.	1.600%	1/21/2022	4.22%
Federal Farm Credit Banks Funding Corp.	1.625%	12/27/2021	4.22%
U.S. Treasury Bond	2.250%	8/15/2049	3.03%
Anheuser-Busch InBev Worldwide, Inc.	4.750%	1/23/2029	2.52%
Mid-America Apartments LP	3.950%	3/15/2029	2.49%
Ross Stores, Inc.	4.800%	4/15/2030	2.29%
Credit Suisse Group AG	3.869%	1/12/2029	1.98%
Benchmark Mortgage Trust	3.419%	8/15/2052	1.97%
Total			42.24%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$1,000.00	$1,026.90	$4.64	0.92%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 0.5%

Freddie Mac Multifamily Structured Pass-Through Certificates K076 A2 3.90% due 4/25/2028	$1,230,000	$1,473,002

Total Agency Mortgage–Backed Securities (Cost $1,412,076)		1,473,002
Asset–Backed Securities – 8.6%

American Express Credit Account Master Trust 2019-1 A 2.87% due 10/15/2024	3,000,000	3,125,538

AmeriCredit Automobile Receivables Trust 2017-1 C 2.71% due 8/18/2022	1,500,000	1,516,336

Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% due 12/20/2021(1)	1,500,000	1,499,820

BlueMountain CLO Ltd. 2014-2A BR2
2.885% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	583,209

Citibank Credit Card Issuance Trust 2014-A1 A1 2.88% due 1/23/2023	2,300,000	2,333,124

CNH Equipment Trust 2017-B A4 2.17% due 4/17/2023	1,500,000	1,519,275

Discover Card Execution Note Trust 2015-A4 A4 2.19% due 4/17/2023	1,000,000	1,005,279

Enterprise Fleet Financing LLC 2019-1 A2 2.98% due 10/20/2024(1)	1,151,971	1,172,956

Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(1)	1,000,000	1,011,588

GM Financial Automobile Leasing Trust 2019-1 A3 2.98% due 12/20/2021	1,000,000	1,010,604

GM Financial Consumer Automobile Receivables Trust 2018-2 B 3.12% due 12/18/2023	1,500,000	1,553,638

Hyundai Auto Receivables Trust 2019-A A3 2.66% due 6/15/2023	1,275,000	1,307,190

ICG U.S. CLO Ltd. 2018-2A B
2.848% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,448,070

John Deere Owner Trust 2018-A A3 2.66% due 4/18/2022	445,750	448,767

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Santander Drive Auto Receivables Trust 2016-3 D 2.80% due 8/15/2022	$1,500,000	$1,511,519

Verizon Owner Trust 2019-A A1A 2.93% due 9/20/2023	1,000,000	1,029,299

Volkswagen Auto Loan Enhanced Trust 2018-1 A4 3.15% due 7/22/2024	1,000,000	1,030,868

Voya CLO Ltd. 2016-3A A3R
2.885% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	810,424

Total Asset–Backed Securities (Cost $23,737,178)		23,917,504
Corporate Bonds & Notes – 52.5%
Aerospace & Defense – 1.0%

The Boeing Co. 2.70% due 2/1/2027	2,000,000	1,953,536
5.15% due 5/1/2030	700,000	780,521

		2,734,057
Agriculture – 1.7%

BAT Capital Corp. 3.462% due 9/6/2029	3,500,000	3,723,785

Philip Morris International, Inc. 4.25% due 11/10/2044	950,000	1,148,942

		4,872,727
Auto Manufacturers – 0.6%

General Motors Co. 6.80% due 10/1/2027	1,350,000	1,573,101

		1,573,101
Beverages – 3.8%

Anheuser-Busch InBev Worldwide, Inc. 4.75% due 1/23/2029	5,800,000	7,008,105

Constellation Brands, Inc. 2.875% due 5/1/2030	3,000,000	3,178,610
5.25% due 11/15/2048	300,000	393,536

		10,580,251
Building Materials – 0.1%

Carrier Global Corp. 2.70% due 2/15/2031(1)	200,000	199,414

		199,414
Commercial Banks – 8.9%

Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(2)	4,250,000	4,412,564

Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	5,000,000	5,520,379

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Huntington Bancshares, Inc. 2.55% due 2/4/2030	$2,400,000	$2,480,957

JPMorgan Chase & Co.
2.956% (2.956% fixed rate until 5/13/2030; SOFR + 2.515% thereafter) due 5/13/2031(2)	3,500,000	3,712,042

Sumitomo Mitsui Financial Group, Inc. 3.202% due 9/17/2029	2,000,000	2,167,004

The Goldman Sachs Group, Inc. 3.80% due 3/15/2030	3,500,000	3,973,028

Wells Fargo & Co.
3.068% (3.068% fixed rate until 4/30/2040; SOFR + 2.530% thereafter) due 4/30/2041(2)	770,000	803,176
3.90% due 5/1/2045	1,400,000	1,640,987

		24,710,137
Commercial Services – 0.4%

United Rentals North America, Inc. 6.50% due 12/15/2026	1,000,000	1,050,000

		1,050,000
Diversified Financial Services – 2.0%

Apollo Management Holdings LP 4.872% due 2/15/2029(1)	3,000,000	3,521,102

Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% due 1/23/2030	1,780,000	1,918,332

		5,439,434
Electric – 3.2%

CenterPoint Energy, Inc. 2.95% due 3/1/2030	4,200,000	4,461,528

FirstEnergy Corp. 2.65% due 3/1/2030	4,300,000	4,488,226

		8,949,754
Food – 2.3%

Conagra Brands, Inc. 4.85% due 11/1/2028	2,200,000	2,641,339

Post Holdings, Inc. 5.00% due 8/15/2026(1)	1,000,000	1,003,750

The Kroger Co. 2.20% due 5/1/2030	2,750,000	2,860,208

		6,505,297
Food Service – 0.4%

Aramark Services, Inc. 6.375% due 5/1/2025(1)	1,000,000	1,032,630

		1,032,630
Healthcare-Services – 0.4%

Tenet Healthcare Corp. 6.75% due 6/15/2023	1,000,000	992,500

		992,500
Insurance – 0.3%

Arch Capital Group Ltd. 3.635% due 6/30/2050	900,000	943,409

		943,409

June 30, 2020 (unaudited)	Principal Amount	Value
Iron & Steel – 1.2%

Steel Dynamics, Inc. 3.45% due 4/15/2030	$3,180,000	$3,324,281

		3,324,281
Lodging – 0.3%

MGM Resorts International 5.50% due 4/15/2027	1,000,000	962,500

		962,500
Media – 5.1%

Altice Financing S.A. 7.50% due 5/15/2026(1)	1,000,000	1,047,500

CCO Holdings LLC / CCO Holdings Capital Corp. 5.00% due 2/1/2028(1)	1,000,000	1,032,500

Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% due 3/30/2029	3,500,000	4,131,426

Comcast Corp. 3.969% due 11/1/2047	500,000	592,837
4.25% due 10/15/2030	4,300,000	5,269,232

ViacomCBS, Inc. 4.20% due 5/19/2032	2,000,000	2,248,785

		14,322,280
Oil & Gas – 2.1%

Hess Corp. 4.30% due 4/1/2027	4,000,000	4,142,270

Marathon Petroleum Corp. 4.50% due 4/1/2048	500,000	510,554

Valero Energy Corp. 4.00% due 4/1/2029	1,000,000	1,112,371

		5,765,195
Packaging & Containers – 0.9%

WRKCo, Inc. 3.00% due 6/15/2033	2,500,000	2,603,951

		2,603,951
Pharmaceuticals – 2.2%

Bausch Health Cos., Inc. 6.125% due 4/15/2025(1)	1,000,000	1,014,270

Becton Dickinson and Co. 2.823% due 5/20/2030	2,000,000	2,116,219

CVS Health Corp. 3.25% due 8/15/2029	2,650,000	2,927,928

		6,058,417
Pipelines – 3.2%

MPLX LP 4.00% due 3/15/2028	4,200,000	4,425,914
4.70% due 4/15/2048	400,000	403,159

ONEOK, Inc. 3.40% due 9/1/2029	800,000	778,155
4.00% due 7/13/2027	1,600,000	1,622,036
4.45% due 9/1/2049	500,000	463,925

Sabine Pass Liquefaction LLC 4.50% due 5/15/2030(1)	1,000,000	1,110,205

		8,803,394

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts – 4.3%

American Tower Corp. 2.10% due 6/15/2030	$5,000,000	$5,012,298

Mid-America Apartments LP 3.95% due 3/15/2029	6,000,000	6,919,568

		11,931,866
Retail – 2.3%

Ross Stores, Inc. 4.80% due 4/15/2030	5,300,000	6,381,889

		6,381,889
Semiconductors – 1.6%

Broadcom, Inc. 4.75% due 4/15/2029(1)	3,100,000	3,518,918

KLA Corp. 3.30% due 3/1/2050	1,000,000	1,032,884

		4,551,802
Software – 0.0%

VMware, Inc. 4.70% due 5/15/2030	100,000	111,122

		111,122
Telecommunications – 3.1%

T-Mobile USA, Inc. 3.875% due 4/15/2030(1)	2,000,000	2,225,920
4.75% due 2/1/2028	1,000,000	1,056,400

Verizon Communications, Inc. 4.522% due 9/15/2048	1,500,000	1,984,216

Vodafone Group PLC 4.375% due 5/30/2028	2,500,000	2,973,263
5.25% due 5/30/2048	300,000	391,782

		8,631,581
Toys, Games & Hobbies – 1.1%

Hasbro, Inc. 3.90% due 11/19/2029	3,000,000	3,124,048

		3,124,048

Total Corporate Bonds & Notes (Cost $143,216,883)		146,155,037
Non–Agency Mortgage–Backed Securities – 4.7%

BANK 2019-BN24 AS 3.283% due 11/15/2062	1,250,000	1,369,696

Benchmark Mortgage Trust 2019-B12 AS 3.419% due 8/15/2052	5,000,000	5,472,540

Citigroup Commercial Mortgage Trust 2016-C3 AS 3.366% due 11/15/2049(2)(3)	1,000,000	1,040,241

GS Mortgage Securities Trust 2017-FARM A 3.659% due 1/10/2043(1)(2)(3)	1,300,000	1,405,165

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	640,000	654,023

June 30, 2020 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

UBS Commercial Mortgage Trust 2017-C2 A4 3.487% due 8/15/2050	$1,500,000	$1,649,255

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,591,790

Total Non–Agency Mortgage–Backed Securities (Cost $12,891,695)		13,182,710
U.S. Government Agencies – 8.5%

Federal Farm Credit Banks Funding Corp. 1.625% due 12/27/2021	11,500,000	11,742,330
1.60% due 1/21/2022	11,500,000	11,747,846

Total U.S. Government Agencies (Cost $23,044,506)		23,490,176
U.S. Government Securities – 23.3%

U.S. Treasury Bond 2.25% due 8/15/2049	7,000,000	8,418,320

U.S. Treasury Note 1.50% due 9/30/2021	2,000,000	2,032,969
1.50% due 1/15/2023	11,500,000	11,885,430
1.50% due 9/30/2024	40,300,000	42,447,234
1.625% due 8/15/2029	100,000	109,113

Total U.S. Government Securities (Cost $60,849,319)		64,893,066
Short-Term Investment – 0.3%
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $707,000, due 7/1/2020(4)	707,000	707,000

Total Repurchase Agreements (Cost $707,000)		707,000

Total Investments(5) – 98.4% (Cost $265,858,657)		273,818,495

Assets in excess of other liabilities(6) – 1.6%		4,459,470

Total Net Assets – 100.0%		$278,277,965

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $29,811,843, representing 10.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2020.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$638,800	$721,203

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2020	130	Long	$28,706,432	$28,707,656	$1,224
U.S. Long Bond	September 2020	140	Long	24,862,754	24,998,750	135,996
U.S. Ultra Long Bond	September 2020	63	Long	13,571,804	13,743,844	172,040
Total				$67,140,990	$67,450,250	$309,260

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2020	35	Short	$(4,395,120)	$(4,400,976)	$(5,856)
U.S. 10-Year Treasury Note	September 2020	18	Short	(2,495,754)	(2,505,094)	(9,340)
U.S. Ultra 10-Year Treasury Note	September 2020	487	Short	(76,227,128)	(76,694,891)	(467,763)
Total				$(83,118,002)	$(83,600,961)	$(482,959)

Centrally cleared credit default swap agreements — sell protection(7):

Reference Entity	Implied Credit Spread at 6/30/20(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.34	5.16%	USD 14,250,000	6/20/2025	5.00%	Quarterly	$(514,125)	$(103,807)	$410,318

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

TIPS — Treasury Inflation–Protected Securities

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$1,473,002	$—	$1,473,002
Asset–Backed Securities	—	23,917,504	—	23,917,504
Corporate Bonds & Notes	—	146,155,037	—	146,155,037
Non–Agency Mortgage–Backed Securities	—	13,182,710	—	13,182,710
U.S. Government Agencies	—	23,490,176	—	23,490,176
U.S. Government Securities	—	64,893,066	—	64,893,066
Repurchase Agreements	—	707,000	—	707,000
Total	$—	$273,818,495	$—	$273,818,495
Other Financial Instruments
Futures Contracts
Assets	$309,260	$—	$—	$309,260
Liabilities	(482,959)	—	—	(482,959)
Swap Contracts
Assets	—	410,318	—	410,318
Total	$(173,699)	$410,318	$—	$236,619

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$273,818,495

Cash	111,255

Receivable for investments sold	6,289,749

Receivable for variation margin on swap contracts	3,680,830

Interest receivable	1,851,991

Cash deposits with brokers for futures contracts	612,421

Receivable for variation margin on futures contracts	601,891

Prepaid expenses	4,860

Total Assets	286,971,492

Liabilities

Payable for investments purchased	6,554,894

Cash due to broker for swap contracts	1,774,058

Investment advisory fees payable	118,753

Distribution fees payable	57,093

Payable for fund shares redeemed	56,417

Accrued custodian and accounting fees	40,698

Accrued trustees’ and officers’ fees	21,217

Accrued audit fees	14,802

Accrued expenses and other liabilities	55,595

Total Liabilities	8,693,527

Total Net Assets	$278,277,965

Net Assets Consist of:

Paid-in capital	$270,023,165

Distributable earnings	8,254,800

Total Net Assets	$278,277,965

Investments, at Cost	$265,858,657

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	27,020,525

Net Asset Value Per Share	$10.30

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Interest	$3,378,856

Total Investment Income	3,378,856

Expenses

Investment advisory fees	775,012

Distribution fees	372,602

Trustees’ and officers’ fees	69,841

Custodian and accounting fees	47,071

Professional fees	39,905

Administrative fees	23,642

Shareholder reports	17,310

Transfer agent fees	9,903

Other expenses	12,176

Total Expenses	1,367,462

Net Investment Income/(Loss)	2,011,394

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(1,121,449)

Net realized gain/(loss) from futures contracts	(1,097,094)

Net realized gain/(loss) from swap contracts	(775,183)

Net change in unrealized appreciation/(depreciation) on investments	7,677,355

Net change in unrealized appreciation/(depreciation) on futures contracts	245,907

Net change in unrealized appreciation/(depreciation) on swap contracts	410,318

Net Gain on Investments and Derivative Contracts	5,339,854

Net Increase in Net Assets Resulting From Operations	$7,351,248

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Period Ended 12/31/19[1]

Operations

Net investment income/(loss)	$2,011,394	$794,165

Net realized gain/(loss) from investments and derivative contracts	(2,993,726)	246,510

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	8,333,580	(137,123)

Net Increase in Net Assets Resulting from Operations	7,351,248	903,552

Capital Share Transactions

Proceeds from sales of shares	8,498,608	317,902,380

Cost of shares redeemed	(47,448,832)	(8,928,991)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(38,950,224)	308,973,389

Net Increase/(Decrease) in Net Assets	(31,598,976)	309,876,941

Net Assets

Beginning of period	309,876,941	—

End of period	$278,277,965	$309,876,941

Other Information:

Shares

Sold	832,463	31,787,842

Redeemed	(4,707,881)	(891,899)

Net Increase/(Decrease)	(3,875,418)	30,895,943

[1]	Commenced operations on October 21, 2019.

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain		Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/20	$10.03	$0.07	$0.20		$0.27	$10.30	2.69%

Period Ended 12/31/19(5)	10.00	0.03	0.00	(6)	0.03	10.03	0.30%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$278,278	0.92%	0.92%	1.35%	1.35%	101%

309,877	0.93%	0.93%	1.33%	1.33%	27%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

During the six months ended June 30, 2020, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2020.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $372,602 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2020, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$226,544,184	$68,405,799
Sales	227,214,528	104,137,379

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2020, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation-Protected Securities Treasury inflation-protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. As a result, it is anticipated that the use of LIBOR will be phased out by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$309,260	$—
Swap Contracts[2]	—	410,318

Liability Derivatives
Futures Contracts[1]	$(482,959)	$—
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Transactions in derivative investments for the six months ended June 30, 2020 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$(1,097,094)	$—
Swap Contracts[2]	187,611	(962,794)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$245,907	$—
Swap Contracts[4]	—	410,318

Average Number of Notional Amounts
Futures Contracts[5]	1,309	—
Swap Contracts — Sell Protection	$31,971,429	$6,278,571

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

meeting, members of the Manager’s funds management team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Manager and Sub-advisers to address any performance issues were satisfactory.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/Guardian
VPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2020

Semiannual Report

All Data as of June 30, 2020

Guardian Total Return Bond VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2020. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN TOTAL RETURN BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $300,195,915

Bond Sector Allocation[1] As of June 30, 2020

Bond Quality Allocation[2] As of June 30, 2020

1

GUARDIAN TOTAL RETURN BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2020

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	17.56%
U.S. Treasury Bond	2.250%	8/15/2049	5.85%
Federal Home Loan Mortgage Corp.	3.500%	2/1/2050	4.90%
U.S. Treasury Note	1.500%	9/30/2021	2.47%
Federal Farm Credit Banks Funding Corp.	1.600%	1/21/2022	2.30%
Federal Farm Credit Banks Funding Corp.	1.625%	12/27/2021	2.30%
Federal National Mortgage Association	3.500%	3/1/2034	2.04%
Anheuser-Busch InBev Worldwide, Inc.	4.750%	1/23/2029	1.81%
Federal Home Loan Mortgage Corp.	3.000%	12/1/2049	1.79%
Ross Stores, Inc.	4.800%	4/15/2030	1.66%
Total			42.68%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20-6/30/20	Expense Ratio During Period 1/1/20-6/30/20
Based on Actual Return	$ 1,000.00	$1,035.90	$4.00	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,020.94	$3.97	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 15.1%

Federal Home Loan Mortgage Corp. 3.00% due 12/1/2049	$5,096,300	$5,371,110
3.50% due 2/1/2050	13,990,345	14,705,923

Federal National Mortgage Association 3.00% due 9/1/2049	722,365	761,340
3.00% due 9/1/2049	1,612,961	1,699,937
3.00% due 11/1/2049	2,115,358	2,229,426
3.50% due 3/1/2034	5,843,410	6,136,682
3.50% due 7/1/2049	2,105,806	2,213,652
4.00% due 12/1/2048	3,493,736	3,698,270
4.00% due 5/1/2049	4,424,609	4,686,769

Freddie Mac Multifamily Structured Pass-Through Certificates K054 A2 2.745% due 1/25/2026	762,259	834,573
K064 A2 3.224% due 3/25/2027	1,000,000	1,137,172
K076 A2 3.90% due 4/25/2028	1,620,000	1,940,051

Total Agency Mortgage–Backed Securities (Cost $44,289,398)		45,414,905
Asset–Backed Securities – 4.9%

American Express Credit Account Master Trust 2019-1 A 2.87% due 10/15/2024	1,000,000	1,041,846

Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% due 12/20/2021(1)	1,500,000	1,499,820

BlueMountain CLO Ltd. 2014-2A BR2 2.885% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	777,613

Citibank Credit Card Issuance Trust 2014-A1 A1 2.88% due 1/23/2023	1,550,000	1,572,323

Discover Card Execution Note Trust 2015-A4 A4 2.19% due 4/17/2023	1,000,000	1,005,279

Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(1)	1,000,000	1,011,588

GM Financial Automobile Leasing Trust 2019-1 A3 2.98% due 12/20/2021	1,000,000	1,010,604

ICG U.S. CLO Ltd. 2018-2A B 2.848% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,413,450

June 30, 2020 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Santander Drive Auto Receivables Trust 2016-3 D 2.80% due 8/15/2022	$1,500,000	$1,511,519

Verizon Owner Trust 2019-A A1A 2.93% due 9/20/2023	1,000,000	1,029,299

Volkswagen Auto Loan Enhanced Trust 2018-1 A4 3.15% due 7/22/2024	1,000,000	1,030,868

Voya CLO Ltd. 2016-3A A3R 2.885% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	955,000	926,892

Total Asset–Backed Securities (Cost $14,803,868)		14,831,101
Corporate Bonds & Notes – 44.6%

Aerospace & Defense – 0.6%

The Boeing Co. 2.70% due 2/1/2027	1,750,000	1,709,344

		1,709,344

Agriculture – 1.4%

BAT Capital Corp. 3.462% due 9/6/2029	3,000,000	3,191,816

Philip Morris International, Inc. 4.25% due 11/10/2044	880,000	1,064,283

		4,256,099

Auto Manufacturers – 0.2%

General Motors Co. 6.80% due 10/1/2027	500,000	582,630

		582,630

Beverages – 2.6%

Anheuser-Busch InBev Worldwide, Inc. 4.75% due 1/23/2029	4,500,000	5,437,323

Constellation Brands, Inc. 3.15% due 8/1/2029	800,000	857,822
4.10% due 2/15/2048	700,000	793,201
5.25% due 11/15/2048	600,000	787,071

		7,875,417

Commercial Banks – 6.9%

Bank of America Corp. 2.592% (2.592% fixed rate until 4/29/2030; SOFR + 2.150% thereafter) due 4/29/2031(2)	1,000,000	1,058,146

Citigroup, Inc. 2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(2)	3,200,000	3,322,401

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Credit Suisse Group AG 3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	$3,500,000	$3,864,265

Huntington Bancshares, Inc. 2.55% due 2/4/2030	3,000,000	3,101,196

JPMorgan Chase & Co. 2.956% (2.956% fixed rate until 5/13/2030; SOFR + 2.515% thereafter) due 5/13/2031(2)	3,000,000	3,181,751

Sumitomo Mitsui Financial Group, Inc. 3.202% due 9/17/2029	1,500,000	1,625,253

The Goldman Sachs Group, Inc. 3.80% due 3/15/2030	3,000,000	3,405,452

Wells Fargo & Co. 3.068% (3.068% fixed rate until 4/30/2040; SOFR + 2.530% thereafter) due 4/30/2041(2)	310,000	323,357
3.90% due 5/1/2045	700,000	820,493

		20,702,314

Commercial Services – 0.6%

United Rentals North America, Inc. 6.50% due 12/15/2026	1,650,000	1,732,500

		1,732,500

Construction Materials – 0.1%

Carrier Global Corp. 2.70% due 2/15/2031(1)	200,000	199,414

		199,414

Diversified Financial Services – 1.5%

Apollo Management Holdings LP 4.872% due 2/15/2029(1)	2,000,000	2,347,401

Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% due 1/23/2030	2,000,000	2,155,429

		4,502,830

Electric – 1.9%

CenterPoint Energy, Inc. 2.95% due 3/1/2030	3,000,000	3,186,806

FirstEnergy Corp. 2.65% due 3/1/2030	1,800,000	1,878,792
3.40% due 3/1/2050	700,000	739,142

		5,804,740

Food – 2.0%

Conagra Brands, Inc. 4.85% due 11/1/2028	2,000,000	2,401,218

Post Holdings, Inc. 5.00% due 8/15/2026(1)	1,650,000	1,656,188

June 30, 2020 (unaudited)	Principal Amount	Value
Food (continued)

The Kroger Co. 2.20% due 5/1/2030	$2,000,000	$2,080,151

		6,137,557

Food Service – 0.6%

Aramark Services, Inc. 6.375% due 5/1/2025(1)	1,650,000	1,703,840

		1,703,840

Healthcare-Services – 0.5%

Tenet Healthcare Corp. 6.75% due 6/15/2023	1,650,000	1,637,625

		1,637,625

Insurance – 0.3%

Arch Capital Group Ltd. 3.635% due 6/30/2050	800,000	838,586

		838,586

Iron & Steel – 0.7%

Steel Dynamics, Inc. 3.45% due 4/15/2030	2,010,000	2,101,196

		2,101,196

Lodging – 0.5%

MGM Resorts International 5.50% due 4/15/2027	1,650,000	1,588,125

		1,588,125

Media – 4.2%

Altice Financing S.A. 7.50% due 5/15/2026(1)	1,650,000	1,728,375

CCO Holdings LLC / CCO Holdings Capital Corp. 5.00% due 2/1/2028(1)	1,400,000	1,445,500

Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% due 4/1/2031	2,500,000	2,532,554
5.05% due 3/30/2029	1,000,000	1,180,407

Comcast Corp. 3.969% due 11/1/2047	1,000,000	1,185,674
4.25% due 10/15/2030	2,250,000	2,757,156

ViacomCBS, Inc. 4.20% due 5/19/2032	1,600,000	1,799,028

		12,628,694

Oil & Gas – 1.6%

Chevron Corp. 2.236% due 5/11/2030	1,500,000	1,570,887

Hess Corp. 4.30% due 4/1/2027	3,000,000	3,106,703

		4,677,590

Packaging & Containers – 1.2%

WRKCo, Inc. 4.90% due 3/15/2029	2,900,000	3,470,779

		3,470,779

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value

Pharmaceuticals – 1.3%

Bausch Health Cos., Inc. 6.125% due 4/15/2025(1)	$1,650,000	$1,673,545

Becton Dickinson and Co. 2.823% due 5/20/2030	800,000	846,488
4.669% due 6/6/2047	700,000	858,329

CVS Health Corp. 3.25% due 8/15/2029	450,000	497,195

		3,875,557

Pipelines – 3.4%

Energy Transfer Operating LP 4.95% due 6/15/2028	2,000,000	2,147,789

MPLX LP 4.00% due 3/15/2028	2,300,000	2,423,715

ONEOK, Inc. 3.40% due 9/1/2029	300,000	291,808
4.00% due 7/13/2027	2,100,000	2,128,922

Sabine Pass Liquefaction LLC 4.50% due 5/15/2030(1)	1,000,000	1,110,204

Transcontinental Gas Pipe Line Co. LLC 3.25% due 5/15/2030(1)	2,000,000	2,135,854

		10,238,292

Real Estate Investment Trusts – 3.6%

American Tower Corp. 3.80% due 8/15/2029	4,000,000	4,527,100

ERP Operating LP 2.50% due 2/15/2030	2,000,000	2,135,760

Mid-America Apartments LP 3.95% due 3/15/2029	3,500,000	4,036,415

		10,699,275

Retail – 2.2%

Ross Stores, Inc. 4.80% due 4/15/2030	4,150,000	4,997,140

Target Corp. 2.65% due 9/15/2030	600,000	659,309
4.00% due 7/1/2042	800,000	995,919

		6,652,368

Semiconductors – 1.8%

Broadcom, Inc. 4.75% due 4/15/2029(1)	2,300,000	2,610,810

KLA Corp. 3.30% due 3/1/2050	700,000	723,019
4.10% due 3/15/2029	1,700,000	2,006,234

		5,340,063

Software – 0.0%

VMware, Inc. 4.70% due 5/15/2030	100,000	111,122

		111,122

Telecommunications – 3.5%

Rogers Communications, Inc. 3.70% due 11/15/2049	850,000	935,804

June 30, 2020 (unaudited)	Principal Amount	Value
Telecommunications (continued)

T-Mobile USA, Inc. 3.875% due 4/15/2030(1)	$2,000,000	$2,225,920
4.75% due 2/1/2028	1,650,000	1,743,060

Verizon Communications, Inc. 4.329% due 9/21/2028	3,700,000	4,453,033
4.522% due 9/15/2048	850,000	1,124,389

		10,482,206

Toys, Games & Hobbies – 0.7%

Hasbro, Inc. 3.90% due 11/19/2029	2,000,000	2,082,698

		2,082,698

Transportation – 0.7%

Union Pacific Corp. 3.70% due 3/1/2029	1,850,000	2,154,054

		2,154,054

Total Corporate Bonds & Notes (Cost $130,665,196)		133,784,915

Non–Agency Mortgage–Backed Securities – 2.9%

BANK 2019-BN24 AS 3.283% due 11/15/2062	1,250,000	1,369,696

Citigroup Commercial Mortgage Trust 2016-C3 AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,170,272

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	750,000	816,001
2017-FARM A 3.659% due 1/10/2043(1)(2)(3)	1,200,000	1,297,075

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	680,000	694,899

UBS Commercial Mortgage Trust 2017-C2 A4 3.487% due 8/15/2050	1,500,000	1,649,255

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,591,790

Total Non–Agency Mortgage–Backed Securities (Cost $8,383,348)		8,588,988

U.S. Government Agencies – 4.6%

Federal Farm Credit Banks Funding Corp. 1.625% due 12/27/2021	6,750,000	6,892,237
1.60% due 1/21/2022	6,750,000	6,895,475

Total U.S. Government Agencies (Cost $13,526,123)		13,787,712

U.S. Government Securities – 25.9%

U.S. Treasury Bond 2.25% due 8/15/2049	14,600,000	17,558,211

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2020 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)

U.S. Treasury Note 1.50% due 9/30/2021	$7,300,000	$7,420,336
1.50% due 9/30/2024	50,050,000	52,716,726
1.625% due 8/15/2029	80,000	87,291

Total U.S. Government Securities (Cost $71,777,014)		77,782,564
Short–Term Investment – 0.7%
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2020, proceeds at maturity value of $2,122,000, due 7/1/2020(4)	2,122,000	2,122,000

Total Repurchase Agreements (Cost $2,122,000)		2,122,000

Total Investments(5) – 98.7% (Cost $285,566,947)		296,312,185

Assets in excess of other liabilities(6) – 1.3%		3,883,730

Total Net Assets – 100.0%		$300,195,915

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2020, the aggregate market value of these securities amounted to $31,322,653, representing 10.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2020.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.125%	7/15/2024	$1,917,200	$2,164,511

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures and centrally cleared swap contracts as follows:

Open futures contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2020	155	Long	$34,222,012	$34,228,360	$6,348
U.S. Long Bond	September 2020	277	Long	49,145,107	49,461,812	316,705
Total				$83,367,119	$83,690,172	$323,053

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2020	59	Short	$(7,408,711)	$(7,418,789)	$(10,078)
U.S. 10-Year Treasury Note	September 2020	17	Short	(2,356,835)	(2,365,922)	(9,087)
U.S. Ultra 10-Year Treasury Note	September 2020	460	Short	(71,970,426)	(72,442,812)	(472,386)
U.S. Ultra Long Bond	September 2020	13	Short	(2,805,676)	(2,836,031)	(30,355)
Total				$(84,541,648)	$(85,063,554)	$(521,906)

Centrally cleared credit default swap agreements — sell protection(7):

Reference Entity	Implied Credit Spread at 6/30/20(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.34	5.16%	USD 9,500,000	6/20/2025	5.00%	Quarterly	$(342,750)	$(69,205)	$273,545

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation–Protected Securities

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$45,414,905	$—	$45,414,905
Asset–Backed Securities	—	14,831,101	—	14,831,101
Corporate Bonds & Notes	—	133,784,915	—	133,784,915
Non–Agency Mortgage–Backed Securities	—	8,588,988	—	8,588,988
U.S. Government Agencies	—	13,787,712	—	13,787,712
U.S. Government Securities	—	77,782,564	—	77,782,564
Repurchase Agreements	—	2,122,000	—	2,122,000
Total	$—	$296,312,185	$—	$296,312,185
Other Financial Instruments
Futures Contracts
Assets	$323,053	$—	$—	$323,053
Liabilities	(521,906)	—	—	(521,906)
Swap Contracts
Assets	—	273,545	—	273,545
Total	$(198,853)	$273,545	$—	$74,692

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2020 (unaudited)
Assets

Investments, at value	$296,312,185

Cash	74,251

Receivable for investments sold	4,924,992

Receivable for variation margin on swap contracts	2,453,885

Interest receivable	1,951,076

Cash deposits with brokers for futures contracts	672,458

Receivable for variation margin on futures contracts	500,892

Reimbursement receivable from adviser	11,395

Prepaid expenses	5,228

Total Assets	306,906,362

Liabilities

Payable for investments purchased	5,156,958

Cash due to broker for swap contracts	1,182,705

Investment advisory fees payable	110,942

Payable for fund shares redeemed	66,618

Distribution fees payable	61,654

Accrued custodian and accounting fees	39,930

Accrued trustees’ and officers’ fees	18,127

Accrued audit fees	14,941

Accrued expenses and other liabilities	58,572

Total Liabilities	6,710,447

Total Net Assets	$300,195,915

Net Assets Consist of:

Paid-in capital	$288,071,261

Distributable earnings	12,124,654

Total Net Assets	$300,195,915

Investments, at Cost	$285,566,947

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	28,902,501

Net Asset Value Per Share	$10.39

Statement of Operations For the Six Months Ended June 30, 2020 (unaudited)
Investment Income

Interest	$3,718,660

Total Investment Income	3,718,660

Expenses

Investment advisory fees	725,902

Distribution fees	407,093

Trustees’ and officers’ fees	71,015

Custodian and accounting fees	47,240

Professional fees	42,114

Administrative fees	23,644

Shareholder reports	18,324

Transfer agent fees	9,891

Other expenses	13,277

Total Expenses	1,358,500

Less: Fees waived	(72,086)

Total Expenses, Net	1,286,414

Net Investment Income/(Loss)	2,432,246

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(631,907)

Net realized gain/(loss) from futures contracts	(690,585)

Net realized gain/(loss) from swap contracts	(936,065)

Net change in unrealized appreciation/(depreciation) on investments	10,547,427

Net change in unrealized appreciation/(depreciation) on futures contracts	99,458

Net change in unrealized appreciation/(depreciation) on swap contracts	274,513

Net Gain on Investments and Derivative Contracts	8,662,841

Net Increase in Net Assets Resulting From Operations	$11,095,087

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/20	For the Period Ended 12/31/19[1]

Operations

Net investment income/(loss)	$ 2,432,246	$1,023,984

Net realized gain/(loss) from investments and derivative contracts	(2,258,557)	107,051

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	10,921,398	(101,468)

Net Increase in Net Assets Resulting from Operations	11,095,087	1,029,567

Capital Share Transactions

Proceeds from sales of shares	8,391,234	345,857,787

Cost of shares redeemed	(56,602,500)	(9,575,260)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(48,211,266)	336,282,527

Net Increase/(Decrease) in Net Assets	(37,116,179)	337,312,094

Net Assets

Beginning of period	337,312,094	—

End of period	$300,195,915	$337,312,094

Other Information:

Shares

Sold	821,363	34,584,186

Redeemed	(5,546,490)	(956,558)

Net Increase/(Decrease)	(4,725,127)	33,627,628

[1]	Commenced operations on October 21, 2019.

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain		Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/20	$10.03	$0.08	$0.28		$0.36	$10.39	3.59%

Period Ended 12/31/19(5)	10.00	0.03	0.00	(6)	0.03	10.03	0.30%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(2),(4)	Gross Ratio of Expenses to Average Net Assets(2)	Net Ratio of Net Investment Income to Average Net Assets(2),(4)	Gross Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover Rate(2)

$300,196	0.79%	0.83%	1.49%	1.45%	63%

337,312	0.75%	0.85%	1.56%	1.46%	18%

(1)	Calculated based on the average shares outstanding during the period.

(2)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(3)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2020 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has 21 series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS —GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2020, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS —GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

During the six months ended June 30, 2020, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2020.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2020, Park Avenue waived fees and/or paid Fund expenses in the amount of $72,086.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Fund paid distribution fees in the amount of $407,093 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2020, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$141,575,385	$57,922,443
Sales	149,751,301	84,482,698

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2020, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation-Protected Securities Treasury inflation-protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. As a result, it is anticipated that the use of LIBOR will be phased out by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$323,053	$—
Swap Contracts[2]	—	273,545

Liability Derivatives
Futures Contracts[1]	$(521,906)	$—

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Transactions in derivative investments for the six months ended June 30, 2020 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$(690,585)	$—
Swap Contracts[2]	116,888	(1,052,953)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$99,458	$—
Swap Contracts[4]	—	274,513

Average Number of Notional Amounts
Futures Contracts[5]	1,141	—
Swap Contracts — Sell Protection	$34,171,429	$5,628,286

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 9, 2020. The Fund did not utilize the credit facility during the six months ended June 30, 2020.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 24-25, 2020, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from the Program’s implementation date through December 31, 2019. The Report noted that the Administrator believes the Program operated effectively and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and that the Program has been adequately and effectively implemented since its inception. The Report also noted that there were no material changes to the Program during reporting period and that there were no recommended changes as a result of the annual assessment.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

9. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 24-25, 2020 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely (i) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (ii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (iii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (iv) Lazard Asset Management LLC with respect to

Guardian International Value VIP Fund, (v) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (vii) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund, (viii) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (ix) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and the Sub-advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meeting and, as necessary, then report the results of the meeting to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer group and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

team review with the Board the economic and market environment, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index or peer group median if it is within 0.20%.

The Board noted that the performance of Guardian Diversified Research VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund and Guardian Mid Cap Relative Value VIP Fund for the one-year, three-year and since inception periods was in line with or higher than the performance of its respective peer group median and benchmark index.

The Board noted that the performance of Guardian International Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund for the one-year period was higher than the performance of its respective peer group median and benchmark index. The Board noted that the performance of Guardian International Growth VIP Fund for the three-year and since inception periods was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the performance of Guardian Large Cap Disciplined Growth VIP Fund for the three-year period was period was higher than the performance of its peer group median and its benchmark index, and the Fund’s performance since inception was higher than the performance of its peer group median and lower than the performance of its benchmark index.

The Board noted that the performance of Guardian Large Cap Fundamental Growth VIP Fund and Guardian International Value VIP Fund for the three-year and since inception periods was lower than the performance of its respective peer group median and benchmark index. Each Fund’s performance for the one-year period was in line with the performance of its respective peer group median and lower than the performance of its respective benchmark index.

The Board noted that the performance of Guardian Integrated Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund for the one-year, three-year and since inception periods was lower than the median of its respective peer group median and benchmark index.

With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the Fund’s performance for the one-year period was lower than the performance of the peer group median and benchmark index. The Board also noted that the Fund’s performance for the three-year period was in line with the performance of its peer group median and lower than the performance of its benchmark index. The Board noted that the Fund’s performance since inception was higher than the performance the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund, the Board noted that the performance for both the three-year and since inception periods was higher than the performance of the Fund’s peer group median and benchmark index. The Board noted that the Fund’s performance for the one-year period was lower than the performance of its peer group median and benchmark index.

With respect to each of Guardian Small Cap Core VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, the Board noted that each Fund had a short operational history of less than one year. The Board considered each Fund’s performance reported in the Meeting materials and noted that the since inception performance of each of Guardian Small Cap Core VIP Fund and Guardian Global Utilities VIP Fund was higher than its respective peer group median and benchmark index. With respect to Guardian U.S. Government Securities VIP Fund and Guardian Total Return Bond VIP Fund, the Board noted that the since inception performance for each Fund was in line with or higher than its respective peer group median and benchmark index. With respect to Guardian Multi-Sector Bond VIP Fund, the Board noted that the Fund’s since inception performance was lower than its peer group median and in line with its benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were in the top three quintiles of its peer group (with the first quintile representing the lowest fees and the fifth quintile representing the highest fees), except for Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the contractual and actual (effective) management fees the for Guardian Mid Cap Traditional Growth VIP Fund were in the third and fourth quintiles of its peer group, respectively.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was in the top three quintiles of its peer group (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios), except for Guardian Growth & Income VIP Fund. The Board noted that the operating expense ratio for Guardian Growth & Income VIP Fund was in the fourth quintile of its peer group. The Trustees considered the Manager’s commitment to limit certain Funds’ operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options,

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10524

Item	2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the registrant’s independent public accountant during the reporting period.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 4, 2020

By (Signature and Title)	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date: September 4, 2020